UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)

c/o: BlackRock Fund Advisors 400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	April 30, 2023

Date of reporting period:	April 30, 2023

Item 1.   Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

April 30, 2023
iShares Trust
iShares Dow Jones U.S. ETF | IYY | NYSE Arca
iShares MSCI KLD 400 Social ETF | DSI | NYSE Arca
iShares MSCI USA ESG Select ETF | SUSA | NYSE Arca
iShares U.S. Basic Materials ETF | IYM | NYSE Arca
iShares U.S. Consumer Discretionary ETF | IYC | NYSE Arca
iShares U.S. Consumer Staples ETF | IYK | NYSE Arca
iShares U.S. Energy ETF | IYE | NYSE Arca
iShares U.S. Financial Services ETF | IYG | NYSE Arca
iShares U.S. Financials ETF | IYF | NYSE Arca
iShares U.S. Healthcare ETF | IYH | NYSE Arca
iShares U.S. Industrials ETF | IYJ | Cboe BZX
iShares U.S. Technology ETF | IYW | NYSE Arca
iShares U.S. Transportation ETF | IYT | Cboe BZX
iShares U.S. Utilities ETF | IDU | NYSE Arca
2023 Annual Report

Dear Shareholder,
Investors faced an uncertain economic landscape during the 12-month reporting period ended April 30,
2023, amid mixed indicators and rapidly changing market conditions. The U.S. economy returned to modest growth beginning in the third quarter of 2022, although the pace of growth slowed thereafter.
Inflation was elevated, reaching a 40-year high as labor costs grew rapidly and unemployment rates reached the lowest levels in decades. However, inflation moderated as the period continued, while continued strength in consumer spending backstopped the economy.
Equity returns varied substantially, as large-capitalization U.S. stocks gained for the period amid a rebound in big tech stocks, whereas small-capitalization U.S. stocks declined. International equities from developed markets advanced strongly, while emerging market stocks declined, pressured by higher interest rates and volatile commodities prices.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market also faced inflationary headwinds, although high-yield corporate bonds posted a positive return as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), acknowledging that inflation has been more persistent than expected, raised interest rates eight times. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. In addition, the
Fed added liquidity to markets amid the failure of prominent regional banks.
Restricted labor supply kept inflation elevated even as other inflation drivers, such as goods prices and energy costs, moderated. While economic growth was modest in the last year, we believe that stickiness in services inflation and continued wage growth will keep inflation above central bank targets for some time. Although the Fed has decelerated the pace of interest rate hikes and indicated a pause could be its next step, we believe that the Fed still seems determined to get inflation back to target. With this in mind, we believe the possibility of a U.S. recession in the near term is high, but the dimming economic outlook has not yet been fully reflected in current market prices. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt to rapidly changing conditions. Turmoil in the banking sector late in the period highlighted the potential for the rapid increase in interest rates to disrupt markets with little warning.
While we favor an overweight to equities in the long term, we prefer an underweight stance on equities overall in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with the possibility of a recession. Nevertheless, we are overweight on emerging market stocks as we believe a weakening U.S. dollar could provide a supportive backdrop. We also see selective, long-term opportunities in credit, where we believe that valuations are appealing, and higher yields offer attractive income. However, we are neutral on credit in the near term, as we’re concerned about tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most significant opportunities in short-term U.S. Treasuries, global inflation-linked bonds, and emerging market bonds denominated in local currency.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Total Returns as of April 30, 2023
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
8.63% 2.66%
U.S. small cap equities
(Russell 2000
®
Index)
(3.45) (3.65)
International equities
(MSCI Europe, Australasia,
Far East Index)
24.19 8.42
Emerging market equities
(MSCI Emerging Markets
Index)
16.36 (6.51)
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.09 2.83
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
7.14 (1.68)
U.S. investment grade bonds
(Bloomberg U.S. Aggregate
Bond Index)
6.91 (0.43)
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
7.65 2.87
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer Capped
Index)
6.21 1.21

This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Annual Report:

Financial Statements:

Market Overview

2023
iShares Annual Report to Shareholders
iShares Trust
Domestic Market Overview
U.S. stocks advanced for the 12 months ended April 30, 2023 (“reporting period”), when the Russell 3000
®
Index, a broad measure of U.S. equity market performance,
returned 1.50%. Despite headwinds, including elevated inflation and rapid tightening of monetary policy, equities were supported by the economy’s continued resilience.
While inflation was high throughout the reporting period, the pace of inflationary growth slackened, driving investor optimism. Markets endured in the face of disruption from the banking industry late in the reporting period. In March 2023, two banks suddenly failed, representing the second and third largest bank failures in U.S. history by asset value and leading to concern about the stability of a third bank. However, government agencies acted swiftly to organize a sale of the failed banks’ assets and inject liquidity, and equity prices recovered.
Inflation was a significant driver of the economic outlook. As the reporting period began, the consumer price index, a widely followed measure of inflation, stood at a multi-
decade high. Strong consumer spending and a tight labor market, along with continued supply chain disruptions in Asia, combined to drive prices higher. The rate of inflation began to decline beginning in July 2022, continuing to decelerate for 10 consecutive months. Nonetheless, inflation remained elevated by historic standards, and higher prices negatively impacted both consumers and businesses.
The U.S. economy recovered from a contraction in the first half of 2022 to post modest growth in the second half of 2022 and the first quarter of 2023. Consumers continued
to power the economy with growing spending, despite higher prices for many consumer goods and services. The strong labor market supported spending, as unemployment remained very low, at one point dropping to the lowest posted level since 1969. Furthermore, the labor force participation rate — which measures the total proportion of working age persons employed or looking for work — rose, indicating that more people were being drawn into the labor force. Amid tightening labor supply, wages rose significantly, with the largest gains at the lower end of the wage spectrum.
To contain inflation, the U.S. Federal Reserve Bank (“Fed”) tightened monetary policy rapidly, raising short-term interest rates eight times over the course of the reporting period. The pace of tightening accelerated as the Fed twice stepped up the increment of increase before reducing it again as inflation began to subside. The Fed also started to decrease the size of its balance sheet by reducing the store of U.S. Treasuries it had accumulated to stabilize markets in the early phases of the coronavirus pandemic.
While the Fed indicated that more tightening could be needed to achieve its long-term inflation goal, it sounded a more cautious note about the potential for further interest rate increases near the end of the reporting period.
Despite economic headwinds, corporate profits remained robust, as many companies were able to sufficiently raise prices to preserve profit margins even in the face of rising labor and input costs. Nonetheless, profits declined overall in the fourth quarter of 2022, and the yield curve (a graphical representation of U.S. Treasury rates at different maturities) inverted, a sign that markets were concerned about the impact of higher borrowing costs on the economy. Furthermore, dwindling personal savings and rising household debt raised questions about the sustainability of consumer spending as an engine of economic growth.

iShares
®
Dow Jones U.S. ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares Dow Jones U.S. ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Dow Jones
U.S. Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 1.50% 10.59% 11.54% 1.50% 65.43% 198.01%
Fund Market ................................
1.46 10.58 11.54 – % 1.46 65.36 197.97
Index ..................................... 1.68 10.79 11.75 1.68 66.95 203.61
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,078.80  $ 1.03  $ 1,000.00  $ 1,023.80  $ 1.00  0.20%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
Dow Jones U.S. ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. stocks gained for the reporting period, as slower economic growth and elevated inflation and interest rates precipitated a shift toward larger, less expensive stocks and away from smaller and less liquid stocks. The information technology sector contributed the most to the Index’s return, driven by strong gains in the semiconductors and semiconductor equipment industry. Optimism about the impact of artificial intelligence (“AI”) applications benefited the industry, as the launch and rapid growth of a prominent consumer-facing AI product captured investors’ attention. Because AI products require substantial computational resources, analysts considered certain semiconductor makers to be well positioned to benefit from continued AI growth. Late in the reporting period, a series of partnerships between chipmakers and companies entering the AI market solidified investors’ optimism surrounding industry growth.
The energy sector also contributed to the Index’s return, despite lower oil prices and a sharp decline in natural gas prices. Prices surged following Russia’s invasion of Ukraine but subsequently fell as markets stabilized. Nevertheless, the relatively high average prices of energy commodities supported the oil, gas, and consumable fuels industry.
On the downside, the consumer discretionary sector detracted from the Index’s return, as consumer spending growth tapered off. Stocks in the automobiles industry declined amid concerns about the electric vehicles (“EVs”) market in the weakening economy. While EV sales grew, production did not meet analysts’ expectations, and price discounts on some new models negatively impacted revenues. Increased competition also weighed on the industry, as more automakers expanded their EV offerings.
The real estate sector also detracted, as higher interest rates weighed on equity real estate investment trusts (“REITs”). REITs typically take on substantial debt to finance the purchase of the properties they manage, and higher interest rates made financing more expensive.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 25.0%
Health Care ................................... 14.1
Financials ..................................... 13.4
Consumer Discretionary ........................... 10.2
Industrials ..................................... 9.4
Communication Services ........................... 7.9
Consumer Staples ............................... 6.9
Energy ....................................... 4.5
Real Estate .................................... 3.0
Utilities ....................................... 2.8
Materials ..................................... 2.8
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 6.5%
Microsoft Corp. ................................. 5.9
Amazon.com, Inc. ............................... 2.4
NVIDIA Corp. .................................. 1.8
Alphabet, Inc., Class A ............................ 1.7
Berkshire Hathaway, Inc., Class B .................... 1.5
Alphabet, Inc., Class C, NVS ........................ 1.5
Meta Platforms, Inc., Class A ........................ 1.4
Exxon Mobil Corp. ............................... 1.3
UnitedHealth Group, Inc. ........................... 1.2
aaa aa

iShares
®
MSCI KLD 400 Social ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares MSCI KLD 400 Social ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI KLD 400 Social Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 1.03% 11.37% 11.75% 1.03% 71.30% 203.78%
Fund Market ................................
1.09 11.37 11.76 – % 1.09 71.30 203.90
Index ..................................... 1.27 11.65 12.18 1.27 73.50 215.53
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,099.80  $ 1.30  $ 1,000.00  $ 1,023.55  $ 1.25  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
MSCI KLD 400 Social ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. equity funds that consider companies’ environmental, social, and governance (“ESG”) characteristics experienced net investment outflows throughout the reporting period, even as the government continued to implement climate-related initiatives. In August 2022, the U.S. passed its largest ever climate appropriation bill, designed to encourage clean energy adoption with spending and tax credits. The Securities and Exchange Commission continued to consider a rule that would require disclosure of climate-related information for public companies. However, some states sought to limit state investment funds to traditional strategies without explicit ESG considerations.
During this period, the stocks of U.S. companies with positive ESG characteristics, as represented by the benchmark, advanced slightly for the reporting period. The information technology sector contributed the most to the performance, led by the software industry. The announcement of a new feature using artificial intelligence (“AI”) to augment business software drove gains in the industry.
Stocks in the healthcare sector also advanced, driven primarily by strength in the biotechnology industry. Strong sales of cancer drugs boosted revenues and regulatory approval of personalized oncology treatments supported the industry’s strength.
On the downside, the consumer discretionary sector detracted from the benchmark’s performance, as the automobiles industry faced concerns about the market for electric vehicles in the weakening economy. The communication services sector also declined amid slowing demand for online advertisements.
In terms of relative performance, the benchmark slightly underperformed the broader market, as represented by the MSCI USA Investable Market Index. Relative to the
broader market, the ESG selection process lead to elimination of stocks with lower ESG characteristics, respectively. The benchmark held overweight positions in the information technology and consumer staples sectors and underweight positions in the energy and healthcare sectors. Security selection in the communication services sector was the largest detractor from the benchmark’s relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 29.4%
Financials ..................................... 12.8
Health Care ................................... 12.2
Consumer Discretionary ........................... 10.0
Industrials ..................................... 9.1
Communication Services ........................... 8.8
Consumer Staples ............................... 8.6
Real Estate .................................... 3.4
Materials ..................................... 2.8
Energy ....................................... 1.7
Utilities ....................................... 1.2
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 11.3%
NVIDIA Corp. .................................. 3.5
Alphabet, Inc., Class A ............................ 3.3
Alphabet, Inc., Class C, NVS ........................ 3.1
Tesla, Inc. ..................................... 2.3
Visa, Inc., Class A ............................... 2.0
Procter & Gamble Co. (The) ........................ 1.9
Mastercard, Inc., Class A ........................... 1.7
Home Depot, Inc. (The) ........................... 1.6
Merck & Co., Inc. ................................ 1.5
      aaa aa

iShares
®
MSCI USA ESG Select ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares MSCI USA ESG Select ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that have positive environmental, social and governance characteristics, as represented by the MSCI USA Extended ESG Select Index (the “Index”).  The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 1.30% 11.41% 11.73% 1.30% 71.61% 203.21%
Fund Market ................................
1.27 11.39 11.73 – % 1.27 71.47 203.16
Index ..................................... 1.55 11.69 12.15 1.55 73.78 214.91
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,078.90  $ 1.29  $ 1,000.00  $ 1,023.55  $ 1.25  0.25%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
MSCI USA ESG Select ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. equity funds that consider companies’ environmental, social, and governance (“ESG”) characteristics experienced net investment outflows throughout the reporting period, even as the government continued to implement climate-related initiatives. In August 2022 the U.S. passed its largest ever climate appropriations bill, designed to encourage clean energy adoption with spending and tax credits. The Securities and Exchange Commission continued to consider a rule that would require disclosure of climate-related information for public companies. However, some states sought to limit state investment funds to traditional strategies without explicit ESG considerations.
During this period, the stocks of U.S. companies with positive ESG characteristics, as represented by the Index, advanced for the reporting period. The information technology sector contributed the most to the benchmark return, driven by advances in artificial intelligence (“AI”) technology. Industrials stocks also advanced, as the capital goods industry benefited from government incentives that encouraged investments in additional industrial capacity.
On the downside, the consumer discretionary sector detracted from the benchmark performance, as the automobiles industry faced concerns about the market for electric vehicles in the weakening economy. Increased competition from both domestic and international manufacturers weighed on the industry, as more automakers expanded their
EV offerings. The communication services sector also declined amid slowing demand for online advertisements.
In terms of relative performance, the benchmark slightly outperformed the broader market, as represented by the MSCI USA Index. Relative to the broader market, the ESG selection process lead to overweight and underweight positions in stocks with higher or lower ESG characteristics, respectively. The benchmark held overweight positions in the consumer staples and industrials sectors and underweight positions in the communication services and consumer discretionary sectors. Security selection in both industrials and healthcare sectors contributed to the benchmark’s relative performance.
Portfolio Information
SECTOR ALLOCATION
Sector
Percent of
Total Investments
(a)
Information Technology ............................ 28.7%
Health Care ................................... 13.4
Industrials ..................................... 12.7
Consumer Staples ............................... 10.6
Financials ..................................... 10.1
Consumer Discretionary ........................... 7.3
Communication Services ........................... 5.0
Energy ....................................... 4.3
Real Estate .................................... 3.3
Materials ..................................... 3.3
Utilities ....................................... 1.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Microsoft Corp. ................................. 5.8%
Apple, Inc. .................................... 5.4
NVIDIA Corp. .................................. 2.6
Coca-Cola Co. (The) ............................. 2.0
PepsiCo, Inc. .................................. 1.7
Home Depot, Inc. (The) ........................... 1.7
Alphabet, Inc., Class A ............................ 1.7
ONEOK, Inc. ................................... 1.5
Texas Instruments, Inc. ............................ 1.5
Johnson Controls International PLC ................... 1.4
      aaa aa

iShares
®
U.S. Basic Materials ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Basic Materials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the basic materials sector, as represented by the Russell 1000 Basic Materials RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF 10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Basic Materials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Basic Materials RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (5.07) % 8.04% 8.38% (5.07) % 47.19% 123.61%
Fund Market ...............................
(5.06) 8.04 8.38 – % (5.06) 47.21 123.71
Index .................................... (4.71) 8.46 8.81 (4.71) 50.08 132.59
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,113.60  $ 2.10  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Basic Materials ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. basic materials companies declined during the reporting period. Rising interest rates and the slowing global economic outlook weakened metals prices from the high levels reached in the months after Russia’s invasion of Ukraine disrupted world markets. Rising expenses for mining extraction and production pressured profit margins for mining companies, as the cost of labor, diesel, explosives, and raw materials increased. In addition, extreme weather led to floods and droughts, disrupting mining operations and reducing output.
The metals and mining industry detracted the most from the Index’s performance, driven by gold and steel mining companies. Amid geopolitical uncertainties stemming from the war in Ukraine, gold prices began the reporting period at historically high levels. Subsequently, rising interest rates and a stronger U.S. dollar sent gold prices lower, weighing on gold mining companies. While gold prices rose by the end of the reporting period, high production costs stemming from increased prices for diesel, electricity, and key mining consumables such as cyanide and explosives pressured the profit margins of gold mining companies.
The steel industry declined, as the weakening economic outlook and falling steel prices diminished earnings for steel companies. Falling demand for steel-intensive household durable goods, such as stoves and refrigerators, offset increased sales for automobiles and pressured steel prices. Despite this, U.S. steel producers added more steel production capacity at new and existing mills, putting further downward pressure on prices.
Companies in the containers and packaging industry also detracted from the Index’s performance, as higher prices for raw materials, logistics, freight, and energy increased expenses. Weakening online sales reduced demand for cardboard products, such as boxes used in delivery packages.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Chemicals .................................... 63.2%
Metals & Mining ................................. 26.2
Trading Companies & Distributors ..................... 4.7
Containers & Packaging ........................... 3.6
Other (each representing less than 1%) ................. 2.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Linde PLC .................................... 21.7%
Air Products and Chemicals, Inc. ..................... 8.0
Freeport-McMoRan, Inc. ........................... 6.7
Ecolab, Inc. ................................... 5.3
Nucor Corp. ................................... 4.8
Newmont Corp. ................................. 4.6
Dow, Inc. ..................................... 4.5
Fastenal Co. ................................... 3.9
International Flavors & Fragrances, Inc. ................. 3.4
LyondellBasell Industries NV, Class A .................. 3.3
      aaa aa

iShares
®
U.S. Consumer Discretionary ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Consumer Discretionary ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the consumer discretionary sector, as represented by the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF 10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Consumer Services Total Return Index. Index performance beginning on June 24, 2019 through
September 19, 2021 reflects the performance of the Dow Jones U.S. Consumer Services Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Discretionary 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (2.75) % 7.57% 10.87% (2.75) % 44.04% 180.52%
Fund Market ...............................
(2.70) 7.58 10.87 – % (2.70) 44.11 180.63
Index .................................... (2.44) 8.0 3 11.33 (2.44) 47.16 192.46
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,055.10  $ 2.04  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Consumer Discretionary ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. consumer discretionary stocks declined for the reporting period, as continued supply chain disruptions diminished inventories and rising inflation led consumers to focus their spending more on essentials than on discretionary items. Elevated inflation drove up raw material and transportation costs for companies, and consumers increasingly sought bargains as higher prices eroded personal spending power. Individual savings rates declined while credit card debt and interest rates rose, further pressuring consumers. A tight labor market amid historically low unemployment also meant higher labor costs for the sector.
Stocks in the automobiles industry detracted the most from the Index’s return amid concerns about the market for electric vehicles (“EVs”) in the weakening economy. While
EV sales continued to grow, production did not meet analysts’ expectations, and price discounts on some new models negatively impacted revenues. Increased competition from both domestic and international manufacturers also weighed on the industry, as more automakers expanded their EV offerings.
The internet and direct marketing retail industry also detracted from the Index’s return. The sharp rise in e-commerce that boosted the industry early in the pandemic waned as more workers returned to the office and brick-and-mortar retailers gained market share. Overbuilding of warehouses during the online shopping surge created excess capacity, which weighed on industry cash flow.
On the upside, the restaurants industry contributed to the Index’s performance, as higher pricing and production efficiency gains supported profitability. Improved staffing and measures to improve the accuracy and speed of fast-food ordering also benefited stocks in the industry. The specialty retail industry also gained, as increasingly cost-
conscious consumers patronized discount retailers of clothing and home goods, leading to sales and profits that exceeded analysts’ expectations.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Consumer Discretionary Distribution & Retail ............. 31.9%
Consumer Services .............................. 18.4
Media & Entertainment ............................ 13.8
Consumer Staples Distribution & Retail ................. 11.4
Automobiles & Components ........................ 10.3
Consumer Durables & Apparel ....................... 8.7
Transportation .................................. 3.1
Household & Personal Products ...................... 1.3
Commercial  & Professional Services .................. 1.0
Capital Goods .................................. 0.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Amazon.com, Inc. ............................... 14.3%
Tesla, Inc. ..................................... 6.9
Home Depot, Inc. (The) ........................... 4.5
McDonald's Corp. ............................... 4.2
Walmart, Inc. ................................... 4.1
Costco Wholesale Corp. ........................... 4.0
Walt Disney Co. (The) ............................ 3.8
Nike, Inc., Class B ............................... 3.1
Netflix, Inc. .................................... 3.0
Starbucks Corp. ................................. 2.7
      aaa aa

iShares
®
U.S. Consumer Staples ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Consumer Staples ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the consumer staples sector, as represented by the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of Dow Jones U.S. Consumer Goods Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Consumer Staples RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 2.65% 15.06% 11.31% 2.65% 101.68% 191.98%
Fund Market ................................
2.69 15.08 11.32 – % 2.69 101.84 192.15
Index ..................................... 3.05 15.55 11.78 3.05 105.95 204.4 6
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,061.50  $ 2.04  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Consumer Staples ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Despite higher interest rates and concerns about an economic slowdown, U.S. consumer staples stocks advanced for the reporting period. Because consumer staples products are typically in high demand regardless of the economic environment, consumer staples stocks are often less impacted by negative economic trends. Nonetheless, in an environment of elevated inflation, consumers reduced their purchases of some goods and increasingly sought bargains and purchased off-brand products.
The soft drinks and non-alcoholic beverages industry contributed the most to the Index’s performance. Nominal consumer spending grew notably amid low unemployment and rising wages. Sales and profits were higher as grocery shoppers responded to inflation by increasing their purchases of packaged products relative to fresh foods such as meat and produce. Consumers’ willingness to tolerate price increases for the convenience of pre-packaged foods and beverages allowed companies in the industry to offset higher costs of inputs and transportation. Consequently, the industry’s profit margins remained healthy despite the economic headwinds. The relative affordability of snacks and other packaged foods compared to larger, more expensive items also helped their resilience among consumers in an inflationary environment. Sales of energy drinks also grew, as new varieties with vitamins and alternative sweeteners boosted sales.
Stocks in the food products industry also contributed to the Index’s return, as sustained demand led the industry to increase pricing while growing sales. Higher prices more than offset increased costs due to inflation, driving earnings gains. Continued brand loyalty from customers, even in the face of price increases, sustained revenue and led companies in the industry to increase their sales and profit outlooks. Diversification into different snack-food categories and a focus on domestic expansion also supported the industry.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Food, Beverage & Tobacco ......................... 60.2%
Household & Personal Products ...................... 23.9
Health Care Equipment & Services .................... 7.6
Consumer Staples Distribution & Retail ................. 6.2
Materials ..................................... 2.1
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Procter & Gamble Co. (The) ........................ 16.2%
PepsiCo, Inc. .................................. 11.6
Coca-Cola Co. (The) ............................. 11.0
Philip Morris International, Inc. ....................... 6.9
Mondelez International, Inc., Class A ................... 4.4
CVS Health Corp. ............................... 3.9
Altria Group, Inc. ................................ 3.6
Colgate-Palmolive Co. ............................ 3.1
General Mills, Inc. ............................... 2.5
McKesson Corp. ................................ 2.4
      aaa aa

iShares
®
U.S. Energy ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Energy ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the energy sector, as represented by the Russell
1000 Energy RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Oil & Gas Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Energy RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 15.97% 6.42% 3.36% 15.97% 36.47% 39.17%
Fund Market ................................
15.96 6.42 3.37 – % 15.96 36.47 39.36
Index ..................................... 16.44 6 . 8 3 3.77 16.44 39.17 44.84
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 938.60  $ 1.92  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Energy ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. energy stocks advanced during the reporting period. Oil and natural gas prices surged in the aftermath of Russia’s invasion of Ukraine, beginning the reporting period at historically high levels. While prices subsequently fell as markets stabilized, the relatively high average prices of energy commodities supported profitability among energy producers. Sanctions imposed on Russia led to a sharp reduction in Russian gas exports to Europe, and North American gas producers increased their European exports to partially make up for this disruption. However, an unseasonably warm winter weakened demand for natural gas, sending prices for the fuel sharply lower during the first quarter of 2023. U.S. supplies of natural gas uncharacteristically outstripped demand during the winter months.
U.S. oil, gas, and consumable fuels companies contributed the most to the Index’s performance as high energy prices sent stocks climbing to record highs. Companies in the industry posted record profits and, flush with excess cash, rewarded shareholders by buying back their own stock and raising dividends The industry also posted strong refining performance and made progress on some environmental goals. Despite record profits, relatively strong oil prices, and political pressure to increase production, oil and gas companies focused on returning cash to shareholders rather than investing heavily in new drilling operations. This constrained supply, putting upward pressure on prices.
U.S. companies in the energy equipment and services industry also contributed to the Index’s performance as oil exploration companies invested in new equipment to expand their output, particularly in the Middle East and offshore.
In the information technology sector, the semiconductors and semiconductor equipment industry also contributed modestly, as investors expected that the massive government investment into renewable energy from the Inflation Reduction Act would increase earnings of solar panel companies.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Oil, Gas & Consumable Fuels ....................... 89.1%
Energy Equipment & Services ....................... 8.0
Semiconductors & Semiconductor Equipment ............. 2.5
Electrical Equipment .............................. 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Exxon Mobil Corp. ............................... 24.2%
Chevron Corp. .................................. 16.3
ConocoPhillips ................................. 6.6
EOG Resources, Inc. ............................. 4.2
Schlumberger Ltd. ............................... 4.2
Marathon Petroleum Corp. ......................... 3.3
Pioneer Natural Resources Co. ...................... 3.1
Occidental Petroleum Corp. ......................... 2.9
Phillips 66 ..................................... 2.8
Valero Energy Corp. .............................. 2.6
aaa aa

iShares
®
U.S. Financial Services ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Financial Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financial services sector, as represented by the Dow Jones U.S. Financial Services Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (3.29) % 5.22% 10.42% (3.29) % 28.95% 169.50%
Fund Market ...............................
(3.31) 5.21 10.42 – % (3.31) 28.89 169.55
Index .................................... (2.91) 5.63 10 .87 (2.91) 31.52 180.74
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 981.50  $ 1.97  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Financial Services ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. financial services stocks declined during the reporting period amid tightening financial conditions. Regional banks detracted the most from the Index’s return. Toward the end of the reporting period, the failure of three banks, including two included in the Index, sent bank stocks sharply lower. One of the banks in the Index failed to raise equity capital to shore up its balance sheet after higher interest rates led to large losses on its long-term bond investments. Thereafter, that bank and a second bank in the
Index failed, marking the largest collapse for the industry since 2008. The banks, which both had a high percentage of uninsured deposits, were unable to meet the surge in customer withdrawals, particularly from wealthier customers who held accounts above the government insurance threshold. The government intervened to help depositors and provide liquidity to maintain the stability of the financial system. The disruption created by the failures led to further credit downgrades while scrutiny on the industry increased, particularly for banks with large gaps between the expected maturity of assets and liabilities. The stock price of another bank in the Index also dropped sharply, and that bank failed a day after the end of the reporting period.
The consumer finance industry also weighed on the Index’s performance, as the turmoil surrounding regional banks spread, pressuring the stocks of credit issuers. Worsening rates of delinquency on consumer and small business loans exacerbated the decline.
On the upside, companies within diversified financial services that offer transaction and payment processing services contributed to the Index’s performance. During the reporting period, revenues for these companies grew significantly as a recovery in travel boosted cross-border payments. The resilience of domestic consumer spending despite high inflation and economic uncertainty also benefited U.S.-based transaction and payment processing providers.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 63.4%
Banks ....................................... 36.3
Insurance ..................................... 0.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
JPMorgan Chase & Co. ........................... 12.0%
Visa, Inc., Class A ............................... 11.2
Mastercard , Inc., Class A ........................... 9.5
Bank of America Corp. ............................ 6.1
Wells Fargo & Co. ............................... 4.5
S&P Global, Inc. ................................ 3.5
Morgan Stanley ................................. 3.5
Goldman Sachs Group, Inc. (The) .................... 3.4
BlackRock, Inc. ................................. 3.0
American Express Co. ............................ 2.8
aaa aa

iShares
®
U.S. Financials ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Financials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the financials sector, as represented by the
Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Financials Total Return Index. Index performance beginning on June 24, 2019 through September
19, 2021 reflects the performance of the Dow Jones U.S. Financials Capped (TR) Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000
Financials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (1.62) % 6.34% 9.57% (1.62) % 35.98% 149.45%
Fund Market ...............................
(1.55) 6.34 9.58 – % (1.55) 36.01 149.63
Index .................................... (1.22) 6.77 10.02 (1.22) 38.72 159.77
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 979.40  $ 1.96  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Financials ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. financials stocks declined during the reporting period amid tightening financial conditions. Regional banks detracted the most from the Index’s return. Toward the end of the reporting period, the failure of three banks, including two included in the Index, sent bank stocks sharply lower. One of those banks in the Index failed to raise equity capital to shore up its balance sheet after higher interest rates led to large losses on its long-term bond investments. Thereafter, that bank and a second bank in the Index failed, marking the largest collapse for the industry since 2008. The banks, which both had a high percentage of uninsured deposits, were unable to meet the surge in customer withdrawals, particularly from wealthier customers who held accounts above the government insurance threshold. The government intervened to help depositors and provide liquidity to maintain the stability of the financial system. The disruption created by the failures led to further credit downgrades while scrutiny on the industry increased, particularly for banks with large gaps between the expected maturity of assets and liabilities. The stock price of another bank in the Index also dropped sharply, and that bank failed a day after the end of the reporting period. The consumer finance industry also weighed on the Index’s performance, as demand for auto loans dipped and delinquencies rose.
On the upside, insurance brokers, which charge commissions for selling insurance companies’ products to customers, contributed meaningfully to the Index’s performance. A global composite index of commercial insurance prices showed premiums increasing every quarter during the reporting period. Correspondingly, insurance brokers charged higher commissions, boosting profits and driving stock gains. Property and casualty insurance companies also contributed to the Index’s return, as rising premiums benefited leading insurers.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Financial Services ............................... 47.2%
Banks ....................................... 29.2
Insurance ..................................... 23.2
Commercial  & Professional Services .................. 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Berkshire Hathaway, Inc., Class B .................... 13.4%
JPMorgan Chase & Co. ........................... 9.3
Bank of America Corp. ............................ 4.4
Wells Fargo & Co. ............................... 3.9
S&P Global, Inc. ................................ 3.1
Goldman Sachs Group, Inc. (The) .................... 3.0
Morgan Stanley ................................. 2.9
BlackRock, Inc. ................................. 2.6
Citigroup, Inc. .................................. 2.4
Marsh & McLennan Companies, Inc. ................... 2.3
      aaa aa

iShares
®
U.S. Healthcare ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare sector, as represented by the
Russell 1000 Health Care RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Health Care Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Health Care RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 4.21% 11.58% 12.44% 4.21% 72.92% 223.09%
Fund Market ................................
4.27 11.56 12.44 – % 4.27 72.82 223.04
Index ..................................... 4.60 12.00 12.90 4.60 76.24 236.43
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,024.50  $ 2.01  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Healthcare ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. healthcare stocks advanced for the reporting period amid a weakening economic outlook. Healthcare stocks appealed to investors seeking sectors of the economy that sustain sales during periods of slowing growth. Stocks in the biotechnology industry contributed the most to the Index’s performance, benefiting from strong drug sales and positive clinical trials. Strong sales of drugs to treat HIV, cancer, cystic fibrosis, and eczema advanced stocks of biotechnology companies. In addition, positive clinical trials of new drugs to slow the progression of Alzheimer’s disease supported the industry. Biotechnology stocks are often volatile as positive outcomes from long and costly clinical studies can potentially yield large sales opportunities. Merger activity in the biotechnology industry and increased stock buybacks by companies buying their own shares to reward their shareholders also supported the industry.
Companies in the healthcare equipment and supplies industry also contributed to the Index’s return. Strong growth for robotic surgical equipment, which can assist doctors performing complex, minimally invasive operations with precision, benefited the industry. Demand for elective surgical procedures, and thus robotic surgical equipment, rebounded from lows during the height of the coronavirus pandemic when doctors deferred nonessential services and hospitals contended with staffing shortages. In addition, supply shortages, which forced medical device manufacturers to slow production, as well as inflationary pressures that had weighed on the sector, decreased over the reporting period.
On the downside, the life sciences, tools, and services industry detracted from the Index’s performance. The industry declined after U.S. and European regulators ordered a
DNA sequencing technology company to divest its stake in a recently acquired cancer-testing company, limiting the company’s growth opportunities and raising the possibility of large fines.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Pharmaceuticals ................................ 30.0%
Health Care Equipment & Supplies .................... 21.4
Health Care Providers & Services ..................... 18.5
Biotechnology .................................. 17.8
Life Sciences Tools & Services ....................... 11.6
Other (each representing less than 1%) ................. 0.7
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
UnitedHealth Group, Inc. ........................... 8.9%
Johnson & Johnson .............................. 8.3
Eli Lilly & Co. .................................. 6.4
Merck & Co., Inc. ................................ 5.6
AbbVie, Inc. ................................... 5.1
Pfizer, Inc. .................................... 4.2
Thermo Fisher Scientific, Inc. ........................ 4.2
Abbott Laboratories .............................. 3.6
Danaher Corp. ................................. 2.9
Bristol-Myers Squibb Co. ........................... 2.7
      aaa aa

iShares
®
U.S. Industrials ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the industrials sector, as represented by the
Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Industrials Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Industrials 40 Act 15/22.5 Daily Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 3.32% 8.34% 10.84% 3.32% 49.27% 179.95%
Fund Market ................................
3.38 8.34 10.85 – % 3.38 49.25 180.02
Index ..................................... 3.71 8.77 11.31 3.71 52.28 1 92.0 4
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,064.90  $ 2.05  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Industrials ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. industrials stocks advanced modestly during the reporting period. Despite rising interest rates, economic growth persisted as inflation steadily declined and slowing wage growth eased labor cost pressures. Consumer spending grew slightly even as retail prices rose, and economic conditions for manufacturers improved late in the reporting period as production increased amid expanding orders.
Machinery stocks contributed the most to the Index’s return as demand for industrial equipment outpaced rising costs. Producers of industrial machinery and supplies benefited as China’s market reopened after it eased strict pandemic restrictions, lessening supply-chain challenges. Pent-up demand for equipment upgrades increased revenue for producers of aircraft parts, large truck engines, and related components.
In addition, aerospace and defense industry stocks contributed to the Index’s performance. Significant new orders for passenger jets benefited aircraft manufacturers.
Meanwhile, solid growth in orders to help Ukraine replenish weapons buoyed defense contractors, as did expectations for increased defense spending by the U.S. and other members of the North Atlantic Treaty Organization (“NATO”).
Financial services firms also contributed to the Index’s performance. Consumers’ ability to slightly increase their spending despite rising inflation aided returns for large credit card payment networks and processors. Their payment volumes rose, helped particularly by the rebound in international travel after the pandemic.
However, stocks in information technology services and ground transportation companies detracted from the index’s return. Within the data processing and outsourced services industry, traditional providers of payment, fund transfer, and risk management solutions to banks and e-commerce customers faced increasing competition for their products and services, and their earnings declined. Recession fears added to investors’ concerns regarding future earnings upside for payments facilitators. Within ground transportation, railroad stocks declined, reflecting service disruptions from winter storms, a high-profile derailment, and high fuel costs.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Capital Goods .................................. 45.8%
Financial Services ............................... 23.5
Transportation .................................. 10.7
Commercial  & Professional Services .................. 6.4
Materials ..................................... 6.1
Software & Services .............................. 4.2
Technology Hardware & Equipment ................... 1.8
Pharmaceuticals, Biotechnology & Life Sciences ........... 1.0
Other (each representing less than 1%) ................. 0.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Visa, Inc., Class A ............................... 7.7%
Mastercard, Inc., Class A ........................... 6.6
Accenture PLC, Class A ........................... 3.6
Raytheon Technologies Corp. ....................... 3.0
Honeywell International, Inc. ........................ 2.8
United Parcel Service, Inc., Class B ................... 2.7
Union Pacific Corp. .............................. 2.5
Boeing Co. (The) ................................ 2.3
Caterpillar, Inc. ................................. 2.3
General Electric Co. .............................. 2.2
      aaa aa

iShares
®
U.S. Technology ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Technology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the technology sector, as represented by the Russell 1000 Technology RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through June 23, 2019 reflects the performance of the Dow Jones U.S. Technology Total Return Index. Index performance beginning on June 24, 2019 through September 19,
2021 reflects the performance of the Dow Jones U.S. Technology Capped Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Technology
RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV .................................. 4.41% 17.99% 18.62% 4.41% 128.71% 451.77%
Fund Market ................................
4.41 17.99 18.62 – % 4.41 128.63 451.76
Index ..................................... 4.82 18.46 19.13 4.82 133.30 475.91
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,222.20  $ 2.20  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Technology ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. technology stocks rose during the reporting period, supported by strong investor interest in companies that power artificial intelligence (“AI”) applications or offer cloud computing services. The semiconductors and semiconductor equipment industry contributed the most to the Index’s performance. Because AI products require substantial computational resources, analysts considered certain semiconductor makers to be well positioned to benefit from continued AI growth. Advanced microchips are able to process large amounts of data simultaneously and, by using algorithms and statistical models, recognize patterns of information that can be used to make predictions or draw inferences. That allows computer systems to learn and adapt without following explicit instructions, revealing key insights. Advances in AI capability led companies from across a wide range of sectors of the economy to commit to investment in the technology as a strategy to transform their business.
The software industry also contributed to the Index’s return amid increased demand for cloud computing, which allows companies to access computing resources such as applications, servers, and data storage over the internet. The launch and rapid growth of a prominent, consumer-facing AI product, a chatbot that can simulate human conversations, captured investors’ attention. The chatbot immediately garnered praise as a breakthrough technology that disrupts business models and allows companies to rapidly build and deploy AI into new products ahead of competitors, such as business productivity applications, in order to automate and simplify many tasks.
On the downside, the IT services sector detracted the most from the Index’s performance. Inflationary pressures, rising interest rates, and the slowing economic outlook led businesses and consumers to tighten spending on IT services or delay upgrading their infrastructure.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Software ..................................... 35.5%
Semiconductors & Semiconductor Equipment ............. 21.5
Technology Hardware, Storage & Peripherals ............. 20.9
Interactive Media & Services ........................ 14.8
IT Services .................................... 4.4
Electronic Equipment, Instruments & Components .......... 1.6
Professional Services ............................. 1.0
Other (each representing less than 1%) ................. 0.3
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
Apple, Inc. .................................... 19.8%
Microsoft Corp. ................................. 18.0
Alphabet, Inc., Class A ............................ 5.3
NVIDIA Corp. .................................. 4.8
Alphabet, Inc., Class C, NVS ........................ 4.7
Meta Platforms, Inc., Class A ........................ 4.4
Broadcom, Inc. ................................. 2.7
Salesforce, Inc. ................................. 2.3
Adobe, Inc. .................................... 2.1
Texas Instruments, Inc. ............................ 1.9
      aaa aa

iShares
®
U.S. Transportation ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Transportation ETF (the “Fund”)  seeks to track the investment results of an index composed of U.S. equities in the transportation sector, as represented by the S&P Transportation Select Industry FMC Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through July 18, 2021 reflects the performance of the Dow Jones Transportation Average Index
TM
. Index performance beginning on July 19, 2021 reflects the performance of the S&P Transportation Select Industry FMC Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (7.18) % 4.68% 8.48% (7.18) % 25.67% 125.69%
Fund Market ...............................
(7.10) 4.69 8.49 – % (7.10) 25.76 125.89
Index .................................... (6.85) 5.68 9.07 (6.85) 31.82 138.37
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,054.60  $ 2.04  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Transportation ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
U.S. transportation stocks declined during the reporting period. Economic growth and industrial production both decreased as the Fed raised interest rates to address surging inflation. Rising fuel costs raised expenses for airlines, railroads, and ground transportation businesses. The focus on green energy initiatives in the federal government’s
Inflation Reduction Act, signed into law in August 2022, and tougher emissions standards also pressured traditional transportation stocks. Nevertheless, air freight and logistics firms benefited from reduced supply-chain congestion and their highest fee increases in a decade.
Stocks of passenger airlines detracted substantially from the Index’s return. Jet fuel costs on a year-to-year basis approximately doubled early in the reporting period in the wake of Russia’s invasion of Ukraine. As travel increased amid easing COVID-19 restrictions, airlines incurred service disruptions amid staffing shortages. Winter storms also contributed to widespread holiday flight cancellations. The industry as a whole posted an annual profit in 2022 after two straight years of losses, but earnings remained
89% lower than the year prior to the pandemic.
Ground transportation stocks also detracted considerably from the Index’s performance. Winter storms disrupted railroad shipments, and the possibility of a nationwide rail strike diverted some cargo away from rail lines. Congestion on some rail networks limited customer deliveries, and high inflation that raised prices for fuel and other expenses offset revenue gains from higher shipment volume. In addition, the federal government filed a lawsuit against a large rail carrier after a high-profile derailment and ensuing toxic chemical spill.
Stocks of air freight and logistics firms contributed to the Index’s performance. Higher fees helped boost air cargo revenue, which for the second straight year in 2022 remained twice as high as the year prior to the pandemic.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Ground Transportation ............................ 52.5%
Air Freight & Logistics ............................. 31.5
Passenger Airlines ............................... 14.5
Marine Transportation ............................. 1.5
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
United Parcel Service, Inc., Class B ................... 18.8%
Union Pacific Corp. .............................. 17.2
Uber Technologies, Inc. ............................ 8.9
CSX Corp. .................................... 4.8
FedEx Corp. ................................... 4.8
Norfolk Southern Corp. ............................ 4.7
Old Dominion Freight Line, Inc. ...................... 4.4
Delta Air Lines, Inc. .............................. 4.1
Expeditors International of Washington, Inc. .............. 3.3
Southwest Airlines Co. ............................ 3.3
      aaa aa

iShares
®
U.S. Utilities ETF

Fund Summary
Fund Summary
as of April 30, 2023
Investment Objective
The iShares U.S. Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the utilities sector, as represented by the Russell
1000 Utilities RIC 22.5/45 Capped Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
GROWTH OF $10,000 INVESTMENT
(AT NET ASSET VALUE)
Index performance through September 19, 2021 reflects the performance of the Dow Jones U.S. Utilities Index
TM
. Index performance beginning on September 20, 2021 reflects the performance of the Russell 1000 Utilities RIC 22.5/45 Capped Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Average Annual Total Returns Cumulative Total Returns
1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV ................................. (0.15) % 8.44% 8.43% (0.15) % 49.95% 124.74%
Fund Market ...............................
(0.09) 8.44 8.43 – % (0.09) 49.93 124.65
Index .................................... 0.25 8.88 8.89 0.25 53.0 1 134.32
Actual Hypothetical 5% Return
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(11/01/22)
Ending
Account Value
(04/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00  $ 1,047.00  $ 2.03  $ 1,000.00  $ 1,022.81  $ 2.01  0.40%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.

Fund Summary
as of April 30, 2023 (continued)
iShares
®
U.S. Utilities ETF

2023
iShares Annual Report to Shareholders
Portfolio Management Commentary
Stocks of U.S. utilities companies were relatively flat during the reporting period amid sharply higher interest rates, which sent U.S. bond yields higher, weighing on the value of utilities stocks for income-seeking investors. Electricity sales rose initially as the economy continued its post-pandemic recovery, but generation costs also increased amid global natural gas shortages following Russia’s invasion of Ukraine. Although natural gas prices eased as markets stabilized, weather extremes provided additional challenges, as winter storms and heat waves alike battered aging power grids.
Electric utilities companies contributed the most to the Index’s return. Investors viewed passage of the Inflation Reduction Act (“IRA”) as beneficial for electric utilities, particularly those with existing renewable energy subsidiaries. The legislation included tax incentives and rebates, designed to increase demand and lower costs for renewable energy investments. Firms with nuclear power offerings likewise benefited from the IRA’s inclusion of specific tax credits designed to maintain existing nuclear plants and support development of new, more efficient reactors.
The environmental and facilities services industry also contributed to the Index’s performance. Environmental solutions businesses realized cost savings from acquisitions and countered high fuel prices through pricing adjustments.
On the downside, multi-utilities company stocks detracted from the Index’s return. Higher input costs for current energy generation and supply chain disruptions strained balance sheets already stretched by capital-intensive renewable energy investments, including a large offshore wind farm. Investors grew concerned as disappointing financial performance led a large company in the industry to conduct a strategic review of its finances. News of a possible sale of the company’s natural-gas businesses also weighed on the industry, as more state and municipal governments considered measures banning or restricting natural gas usage in residential and commercial buildings.
Portfolio Information
INDUSTRY ALLOCATION
Industry
Percent of
Total Investments
(a)
Electric Utilities ................................. 57.5%
Multi-Utilities ................................... 24.5
Commercial Services & Supplies ..................... 9.4
Water Utilities .................................. 3.3
Independent Power and Renewable Electricity Producers ..... 2.5
Gas Utilities ................................... 2.4
Electrical Equipment .............................. 0.4
a a
(a)
Excludes money market funds.
TEN LARGEST HOLDINGS
Security
Percent of
Total Investments
(a)
NextEra Energy, Inc. ............................. 13.0%
Southern Co. (The) .............................. 6.8
Duke Energy Corp. .............................. 6.5
Waste Management, Inc. ........................... 5.8
Sempra Energy ................................. 4.2
Dominion Energy, Inc. ............................. 4.1
American Electric Power Co., Inc. ..................... 4.1
Exelon Corp. ................................... 3.6
Xcel Energy, Inc. ................................ 3.3
Consolidated Edison, Inc. .......................... 3.0
      aaa aa

About Fund Performance

About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
Axon Enterprise, Inc.
(a)
..................... 2,685 $ 565,756
Boeing Co. (The)
(a)
........................ 22,486 4,649,655
BWX Technologies, Inc. .................... 3,750 242,175
Curtiss-Wright Corp. ....................... 1,542 261,878
General Dynamics Corp. .................... 9,007 1,966,588
HEICO Corp. ........................... 1,584 267,126
HEICO Corp. , Class A ...................... 2,754 369,669
Hexcel Corp. ............................ 3,425 246,874
Howmet Aerospace, Inc. .................... 14,874 658,770
Huntington Ingalls Industries, Inc. .............. 1,616 325,883
L3Harris Technologies, Inc. .................. 7,634 1,489,775
Lockheed Martin Corp. ..................... 9,114 4,232,997
Mercury Systems, Inc.
(a)
.................... 2,276 108,497
Northrop Grumman Corp. ................... 5,753 2,653,686
Raytheon Technologies Corp. ................ 58,742 5,868,326
Textron, Inc. ............................ 8,369 560,221
TransDigm Group, Inc. ..................... 2,074 1,586,610
Woodward, Inc. .......................... 2,337 224,399
26,278,885
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 4,691 473,181
Expeditors International of Washington, Inc. ....... 6,333 720,949
FedEx Corp. ............................ 9,316 2,121,998
GXO Logistics, Inc.
(a)
...................... 4,721 250,827
United Parcel Service, Inc. , Class B ............ 29,188 5,248,294
8,815,249
a
Automobile Components  —  0 .2%
Aptiv PLC
(a)
............................. 10,807 1,111,608
Autoliv, Inc. ............................. 3,154 270,645
BorgWarner, Inc. ......................... 9,355 450,256
Fox Factory Holding Corp.
(a) (b)
................ 1,659 183,933
Gentex Corp. ........................... 9,246 255,097
Lear Corp. ............................. 2,352 300,256
Mobileye Global, Inc.
(a) (b)
.................... 1,874 70,538
QuantumScape Corp. , Class A
(a) (b)
............. 12,238 85,666
2,727,999
a
Automobiles  —  1 .4%
Ford Motor Co. .......................... 157,254 1,868,178
General Motors Co. ....................... 55,948 1,848,522
Harley-Davidson, Inc. ...................... 5,293 196,370
Lucid Group, Inc.
(a) (b)
....................... 25,670 203,820
Rivian Automotive, Inc. , Class A
(a) (b)
............. 21,682 277,963
Tesla, Inc.
(a)
............................. 107,672 17,691,586
Thor Industries, Inc. ....................... 2,183 172,501
22,258,940
a
Banks  —  3 .2%
Bank of America Corp. ..................... 279,136 8,173,102
Bank OZK ............................. 4,255 151,989
BOK Financial Corp. ....................... 1,114 93,431
Citigroup, Inc. ........................... 77,708 3,657,716
Citizens Financial Group, Inc. ................ 19,882 615,149
Comerica, Inc. ........................... 5,254 227,866
Commerce Bancshares, Inc. ................. 4,627 258,418
Cullen/Frost Bankers, Inc. ................... 2,553 281,468
East West Bancorp, Inc. .................... 5,686 293,909
Fifth Third Bancorp ....................... 27,272 714,526
First Citizens BancShares, Inc. , Class A .......... 483 486,468
First Financial Bankshares, Inc. ............... 5,048 147,704
First Horizon Corp. ........................ 21,185 371,797
Security Shares Value
a
Banks (continued)
First Republic Bank
(b)
...................... 7,268 $ 25,511
FNB Corp. ............................. 14,230 163,360
Glacier Bancorp, Inc. ...................... 4,513 149,967
Home BancShares, Inc. .................... 7,488 163,014
Huntington Bancshares, Inc. ................. 57,806 647,427
JPMorgan Chase & Co. .................... 117,430 16,233,523
KeyCorp ............................... 37,394 421,056
M&T Bank Corp. ......................... 6,761 850,534
New York Community Bancorp, Inc. ............ 27,098 289,678
Pinnacle Financial Partners, Inc. ............... 3,094 167,788
PNC Financial Services Group, Inc. (The) ........ 16,038 2,088,950
Popular, Inc. ............................ 3,031 181,890
Prosperity Bancshares, Inc. .................. 3,769 236,015
Regions Financial Corp. .................... 37,537 685,426
SouthState Corp. ......................... 3,010 207,630
Synovus Financial Corp. .................... 5,869 180,765
Truist Financial Corp. ...................... 53,157 1,731,855
U.S. Bancorp ........................... 55,924 1,917,075
UMB Financial Corp. ...................... 1,726 109,791
United Bankshares, Inc. .................... 5,584 184,998
Valley National Bancorp .................... 16,951 159,000
Webster Financial Corp. .................... 7,064 263,487
Wells Fargo & Co. ........................ 152,786 6,073,243
Western Alliance Bancorp ................... 4,341 161,138
Wintrust Financial Corp. .................... 2,386 163,131
Zions Bancorp NA
(b)
....................... 5,904 164,485
49,094,280
a
Beverages  —  1 .7%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 367 116,526
Brown-Forman Corp. , Class B , NVS ............ 7,312 475,938
Celsius Holdings, Inc.
(a)
..................... 1,596 152,530
Coca-Cola Co. (The) ...................... 155,902 10,001,113
Constellation Brands, Inc. , Class A ............. 6,533 1,499,128
Keurig Dr Pepper, Inc. ..................... 34,231 1,119,354
Molson Coors Beverage Co. , Class B ........... 7,536 448,241
Monster Beverage Corp.
(a)
................... 30,604 1,713,824
National Beverage Corp.
(a)
................... 966 48,010
PepsiCo, Inc. ........................... 55,166 10,530,638
26,105,302
a
Biotechnology  —  2 .5%
AbbVie, Inc. ............................ 70,824 10,702,923
Alkermes PLC
(a)
.......................... 6,641 189,601
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 4,899 975,881
Amgen, Inc. ............................ 21,355 5,119,648
Apellis Pharmaceuticals, Inc.
(a)
................ 3,716 310,026
Arrowhead Pharmaceuticals, Inc.
(a)
............. 4,107 145,429
Beam Therapeutics, Inc.
(a)
................... 2,350 72,169
Biogen, Inc.
(a)
........................... 5,747 1,748,410
Biohaven Ltd.
(a)
.......................... 2,275 29,757
BioMarin Pharmaceutical, Inc.
(a)
............... 7,411 711,752
Blueprint Medicines Corp.
(a) (b)
................. 2,345 119,712
CRISPR Therapeutics AG
(a) (b)
................. 3,104 151,910
Denali Therapeutics, Inc.
(a)
.................. 4,304 106,911
Exact Sciences Corp.
(a)
..................... 7,119 456,114
Exelixis, Inc.
(a)
........................... 13,326 243,866
Fate Therapeutics, Inc.
(a)
.................... 3,188 19,351
Gilead Sciences, Inc. ...................... 49,873 4,100,059
Halozyme Therapeutics, Inc.
(a)
................ 5,351 171,928
Horizon Therapeutics PLC
(a)
................. 9,030 1,003,775
Incyte Corp.
(a)
........................... 7,468 555,694
Intellia Therapeutics, Inc.
(a)
.................. 3,415 128,916
Ionis Pharmaceuticals, Inc.
(a)
................. 5,624 198,921

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Biotechnology (continued)
Mirati Therapeutics, Inc.
(a)
................... 1,950 $ 86,405
Moderna, Inc.
(a)
.......................... 13,238 1,759,198
Natera, Inc.
(a)
........................... 4,318 219,009
Neurocrine Biosciences, Inc.
(a)
................ 3,848 388,802
Novavax, Inc.
(a) (b)
......................... 3,181 24,398
Regeneron Pharmaceuticals, Inc.
(a)
............. 4,312 3,457,318
Sarepta Therapeutics, Inc.
(a)
................. 3,524 432,641
Seagen, Inc.
(a)
........................... 5,531 1,106,200
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 2,671 116,643
United Therapeutics Corp.
(a)
.................. 1,831 421,368
Vertex Pharmaceuticals, Inc.
(a)
................ 10,280 3,502,704
Vir Biotechnology, Inc.
(a)
.................... 2,956 74,343
38,851,782
a
Broadline Retail  —  2 .5%
Amazon.com, Inc.
(a)
....................... 356,913 37,636,476
eBay, Inc. .............................. 21,810 1,012,638
Etsy, Inc.
(a)
............................. 4,980 503,130
Kohl's Corp. ............................ 4,433 97,659
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 2,225 145,181
39,395,084
a
Building Products  —  0 .6%
A O Smith Corp. ......................... 4,997 341,245
Advanced Drainage Systems, Inc.
(b)
............ 2,554 218,929
Allegion PLC ............................ 3,528 389,773
Armstrong World Industries, Inc. ............... 1,824 125,236
Builders FirstSource, Inc.
(a)
.................. 5,862 555,542
Carlisle Companies, Inc. .................... 2,053 443,140
Carrier Global Corp. ....................... 33,396 1,396,621
Fortune Brands Innovations, Inc. .............. 5,178 334,965
Johnson Controls International PLC ............ 27,388 1,638,898
Lennox International, Inc. ................... 1,275 359,435
Masco Corp. ............................ 8,973 480,145
Masterbrand, Inc.
(a)
....................... 5,178 41,786
Owens Corning .......................... 3,723 397,654
Trane Technologies PLC .................... 9,217 1,712,611
Trex Co., Inc.
(a)
.......................... 4,480 244,877
UFP Industries, Inc. ....................... 2,452 192,531
Zurn Elkay Water Solutions Corp. .............. 5,798 124,947
8,998,335
a
Capital Markets  —  3 .0%
Affiliated Managers Group, Inc. ............... 1,563 225,666
Ameriprise Financial, Inc. ................... 4,224 1,288,827
Ares Management Corp. , Class A .............. 6,163 539,817
Bank of New York Mellon Corp. (The) ........... 29,455 1,254,488
BlackRock, Inc.
(c)
......................... 5,987 4,018,474
Blackstone, Inc. , NVS ...................... 28,506 2,546,441
Blue Owl Capital, Inc. , Class A ................ 14,487 163,124
Carlyle Group, Inc. (The) .................... 8,626 261,627
Cboe Global Markets, Inc. ................... 4,192 585,622
Charles Schwab Corp. (The) ................. 60,993 3,186,274
CME Group, Inc. , Class A ................... 14,388 2,672,859
Coinbase Global, Inc. , Class A
(a) (b)
.............. 6,310 339,415
FactSet Research Systems, Inc. ............... 1,548 637,296
Federated Hermes, Inc. , Class B .............. 3,369 139,443
Franklin Resources, Inc. .................... 11,409 306,674
Goldman Sachs Group, Inc. (The) ............. 13,572 4,661,168
Houlihan Lokey, Inc. , Class A ................. 1,998 182,577
Interactive Brokers Group, Inc. , Class A .......... 4,093 318,640
Intercontinental Exchange, Inc. ............... 22,305 2,429,684
Invesco Ltd. ............................ 18,098 310,019
Janus Henderson Group PLC ................ 5,273 136,834
Jefferies Financial Group, Inc. ................ 7,222 231,321
Security Shares Value
a
Capital Markets (continued)
KKR & Co., Inc. .......................... 23,190 $ 1,230,693
Lazard Ltd. , Class A ....................... 4,520 141,476
LPL Financial Holdings, Inc. .................. 3,181 664,320
MarketAxess Holdings, Inc. .................. 1,514 482,012
Moody's Corp. ........................... 6,281 1,966,707
Morgan Stanley .......................... 52,243 4,700,303
Morningstar, Inc. ......................... 998 177,953
MSCI, Inc. , Class A ....................... 3,205 1,546,252
Nasdaq, Inc. ............................ 13,485 746,664
Northern Trust Corp. ....................... 8,378 654,825
Raymond James Financial, Inc. ............... 7,815 707,492
Robinhood Markets, Inc. , Class A
(a) (b)
............ 20,057 177,505
S&P Global, Inc. ......................... 13,162 4,772,278
SEI Investments Co. ....................... 3,984 234,697
State Street Corp. ........................ 14,001 1,011,712
Stifel Financial Corp. ...................... 4,280 256,672
T Rowe Price Group, Inc. ................... 9,049 1,016,474
TPG, Inc. , Class A ........................ 2,032 58,867
Tradeweb Markets, Inc. , Class A ............... 4,492 316,282
Virtu Financial, Inc. , Class A .................. 3,804 76,270
47,375,744
a
Chemicals  —  1 .8%
Air Products and Chemicals, Inc. .............. 8,889 2,616,566
Albemarle Corp. ......................... 4,664 864,985
Ashland, Inc. ............................ 1,924 195,498
Axalta Coating Systems Ltd.
(a)
................ 8,924 281,731
Celanese Corp. .......................... 3,966 421,348
CF Industries Holdings, Inc. .................. 7,927 567,415
Chemours Co. (The) ....................... 5,984 173,955
Corteva, Inc. ............................ 28,579 1,746,749
Dow, Inc. .............................. 28,320 1,540,608
DuPont de Nemours, Inc. ................... 18,378 1,281,314
Eastman Chemical Co. ..................... 4,703 396,322
Ecolab, Inc. ............................ 9,918 1,664,637
Element Solutions, Inc. ..................... 9,185 166,708
FMC Corp. ............................. 5,078 627,539
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 38,469 46,932
Huntsman Corp. ......................... 7,001 187,557
International Flavors & Fragrances, Inc. .......... 10,280 996,749
Linde PLC ............................. 19,741 7,293,312
LyondellBasell Industries NV , Class A ........... 10,123 957,737
Mosaic Co. (The) ......................... 13,736 588,588
NewMarket Corp. ......................... 249 99,500
Olin Corp. .............................. 5,066 280,656
PPG Industries, Inc. ....................... 9,348 1,311,150
RPM International, Inc. ..................... 5,194 426,064
Scotts Miracle-Gro Co. (The) , Class A ........... 1,611 107,631
Sherwin-Williams Co. (The) .................. 9,450 2,244,753
Westlake Corp. .......................... 1,432 162,933
27,248,937
a
Commercial Services & Supplies  —  0 .5%
Cintas Corp. ............................ 3,476 1,584,257
Clean Harbors, Inc.
(a)
...................... 2,038 295,836
Copart, Inc.
(a)
........................... 17,221 1,361,320
MSA Safety, Inc. ......................... 1,482 192,290
Republic Services, Inc. ..................... 8,261 1,194,706
Rollins, Inc. ............................. 9,290 392,502
Stericycle, Inc.
(a)
......................... 3,720 169,818
Tetra Tech, Inc. .......................... 2,179 301,508
Waste Management, Inc. .................... 14,882 2,471,156
7,963,393
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Communications Equipment  —  0 .8%
Arista Networks, Inc.
(a)
..................... 9,929 $ 1,590,229
Ciena Corp.
(a)
........................... 5,984 275,503
Cisco Systems, Inc. ....................... 164,298 7,763,081
F5, Inc.
(a)
.............................. 2,375 319,105
Juniper Networks, Inc. ..................... 12,863 387,819
Lumentum Holdings, Inc.
(a) (b)
................. 2,786 134,424
Motorola Solutions, Inc. .................... 6,668 1,943,055
Ubiquiti, Inc. ............................ 166 38,603
Viavi Solutions, Inc.
(a)
...................... 8,836 79,171
12,530,990
a
Construction & Engineering  —  0 .2%
AECOM ............................... 5,638 468,236
EMCOR Group, Inc. ....................... 1,924 329,004
MasTec, Inc.
(a)
........................... 2,384 211,723
MDU Resources Group, Inc. ................. 8,189 239,282
Quanta Services, Inc. ...................... 5,733 972,546
Valmont Industries, Inc. ..................... 839 243,780
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 8,462 384,175
2,848,746
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 1,415 209,717
Martin Marietta Materials, Inc. ................ 2,502 908,726
Vulcan Materials Co. ...................... 5,316 930,938
2,049,381
a
Consumer Finance  —  0 .5%
Ally Financial, Inc. ........................ 12,275 323,815
American Express Co. ..................... 23,809 3,841,344
Capital One Financial Corp. .................. 15,269 1,485,674
Credit Acceptance Corp.
(a) (b)
.................. 241 117,969
Discover Financial Services .................. 10,711 1,108,267
FirstCash Holdings, Inc. .................... 1,562 160,933
OneMain Holdings, Inc. ..................... 4,920 188,780
SLM Corp. ............................. 10,000 150,200
SoFi Technologies, Inc.
(a) (b)
.................. 32,294 201,192
Synchrony Financial ....................... 17,448 514,890
8,093,064
a
Consumer Staples Distribution & Retail  —  1 .9%
Albertsons Companies, Inc. , Class A ............ 6,347 132,652
BJ's Wholesale Club Holdings, Inc.
(a)
............ 5,449 416,140
Casey's General Stores, Inc. ................. 1,492 341,400
Costco Wholesale Corp. .................... 17,746 8,930,142
Dollar General Corp. ...................... 8,920 1,975,423
Dollar Tree, Inc.
(a)
......................... 8,292 1,274,563
Kroger Co. (The) ......................... 25,984 1,263,602
Performance Food Group Co.
(a)
............... 6,163 386,359
Sprouts Farmers Market, Inc.
(a) (b)
.............. 4,094 141,898
Sysco Corp. ............................ 20,354 1,561,966
Target Corp. ............................ 18,388 2,900,707
U.S. Foods Holding Corp.
(a)
.................. 8,131 312,230
Walgreens Boots Alliance, Inc. ................ 28,676 1,010,829
Walmart, Inc. ............................ 56,084 8,467,002
29,114,913
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 59,483 652,528
AptarGroup, Inc. ......................... 2,590 306,941
Ardagh Metal Packaging SA ................. 6,137 25,039
Avery Dennison Corp. ...................... 3,251 567,234
Ball Corp. .............................. 12,504 664,963
Berry Global Group, Inc. .................... 4,978 287,778
Crown Holdings, Inc. ...................... 4,819 413,374
Graphic Packaging Holding Co. ............... 12,247 302,011
Security Shares Value
a
Containers & Packaging (continued)
International Paper Co. ..................... 14,258 $ 472,082
Packaging Corp. of America ................. 3,661 495,187
Sealed Air Corp. ......................... 5,832 279,878
Silgan Holdings, Inc. ....................... 3,291 162,115
Sonoco Products Co. ...................... 3,914 237,267
Westrock Co. ........................... 10,258 307,022
5,173,419
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 5,618 945,565
LKQ Corp. ............................. 10,301 594,677
Pool Corp. ............................. 1,572 552,275
2,092,517
a
Diversified Consumer Services  —  0 .1%
ADT, Inc. .............................. 8,546 57,258
Bright Horizons Family Solutions, Inc.
(a)
.......... 2,331 177,436
Chegg, Inc.
(a)
............................ 4,908 88,246
Grand Canyon Education, Inc.
(a)
............... 1,279 151,817
H&R Block, Inc. .......................... 6,068 205,766
Service Corp. International .................. 6,224 436,862
1,117,385
a
Diversified REITs  —  0 .0%
WP Carey, Inc. .......................... 8,448 626,842
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 285,397 5,042,965
Frontier Communications Parent, Inc.
(a) (b)
......... 8,869 199,907
Liberty Global PLC , Class A
(a)
................ 6,954 135,672
Liberty Global PLC , Class C , NVS
(a)
............ 10,182 207,102
Lumen Technologies, Inc. ................... 37,898 89,818
Verizon Communications, Inc. ................ 167,968 6,522,198
12,197,662
a
Electric Utilities  —  1 .8%
ALLETE, Inc. ........................... 2,326 145,096
Alliant Energy Corp. ....................... 10,030 553,054
American Electric Power Co., Inc. .............. 20,638 1,907,364
Avangrid, Inc. ........................... 2,786 112,164
Constellation Energy Corp. .................. 13,026 1,008,212
Duke Energy Corp. ....................... 30,819 3,047,383
Edison International ....................... 15,392 1,132,851
Entergy Corp. ........................... 8,110 872,474
Evergy, Inc. ............................. 9,139 567,623
Eversource Energy ....................... 13,897 1,078,546
Exelon Corp. ............................ 39,851 1,691,276
FirstEnergy Corp. ........................ 21,586 859,123
Hawaiian Electric Industries, Inc. .............. 4,431 173,740
IDACORP, Inc. .......................... 2,000 222,240
NextEra Energy, Inc. ...................... 79,669 6,105,035
NRG Energy, Inc. ......................... 9,393 320,959
OGE Energy Corp. ........................ 7,996 300,170
PG&E Corp.
(a)
........................... 64,038 1,095,690
Pinnacle West Capital Corp. ................. 4,487 352,050
PNM Resources, Inc. ...................... 3,513 169,081
Portland General Electric Co. ................. 3,534 178,891
PPL Corp. ............................. 29,491 846,982
Southern Co. (The) ....................... 43,590 3,206,045
Xcel Energy, Inc. ......................... 21,988 1,537,181
27,483,230
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc. ........................ 1,271 200,030
AMETEK, Inc. ........................... 9,215 1,271,025
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 10,321 89,483

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Electrical Equipment (continued)
Eaton Corp. PLC ......................... 15,901 $ 2,657,375
Emerson Electric Co. ...................... 22,922 1,908,486
EnerSys ............................... 1,636 135,739
Generac Holdings, Inc.
(a) (b)
................... 2,543 259,945
Hubbell, Inc. ............................ 2,127 572,844
nVent Electric PLC ........................ 6,748 282,944
Plug Power, Inc.
(a) (b)
....................... 21,328 192,592
Regal Rexnord Corp. ...................... 2,610 339,718
Rockwell Automation, Inc. ................... 4,571 1,295,467
Sensata Technologies Holding PLC ............ 6,115 265,697
Shoals Technologies Group, Inc. , Class A
(a) (b)
...... 6,422 134,155
Sunrun, Inc.
(a) (b)
.......................... 8,585 180,628
Vertiv Holdings Co. , Class A ................. 11,915 177,772
9,963,900
a
Electronic Equipment, Instruments & Components  —  0 .7%
Amphenol Corp. , Class A ................... 23,750 1,792,413
Arrow Electronics, Inc.
(a) (b)
................... 2,337 267,423
Avnet, Inc. ............................. 3,765 155,344
CDW Corp. ............................. 5,396 915,108
Cognex Corp. ........................... 6,929 330,444
Coherent Corp.
(a) (b)
........................ 5,523 188,555
Corning, Inc. ............................ 30,506 1,013,409
IPG Photonics Corp. ....................... 1,268 145,795
Jabil, Inc. .............................. 5,347 417,868
Keysight Technologies, Inc.
(a)
................. 7,161 1,035,767
Littelfuse, Inc. ........................... 981 237,637
National Instruments Corp. .................. 5,293 308,211
TD SYNNEX Corp. ........................ 1,616 143,889
TE Connectivity Ltd. ....................... 12,678 1,551,407
Teledyne Technologies, Inc.
(a)
................. 1,880 779,072
Trimble, Inc.
(a)
........................... 9,898 466,196
Vontier Corp. ............................ 6,585 178,651
Zebra Technologies Corp. , Class A
(a)
............ 2,050 590,461
10,517,650
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 40,254 1,177,027
Halliburton Co. .......................... 36,149 1,183,879
NOV, Inc. .............................. 15,492 259,491
Schlumberger Ltd. ........................ 56,760 2,801,106
TechnipFMC PLC
(a)
....................... 18,291 250,404
5,671,907
a
Entertainment  —  1 .4%
Activision Blizzard, Inc.
(a)
.................... 28,506 2,215,201
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 19,701 108,355
Electronic Arts, Inc. ....................... 10,379 1,321,039
Endeavor Group Holdings, Inc. , Class A
(a)
........ 6,824 175,923
Liberty Media Corp.-Liberty Braves , Class A
(a) (b)
..... 472 18,488
Liberty Media Corp.-Liberty Braves , Series C , NVS
(a)
. 1,471 55,928
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 928 60,116
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 8,351 602,859
Live Nation Entertainment, Inc.
(a)
.............. 5,680 384,990
Madison Square Garden Sports Corp. , Class A ..... 697 139,748
Netflix, Inc.
(a)
............................ 17,811 5,876,383
Playtika Holding Corp.
(a)
.................... 4,034 40,340
ROBLOX Corp. , Class A
(a) (b)
.................. 14,662 521,967
Roku, Inc. , Class A
(a) (b)
..................... 4,944 277,902
Take-Two Interactive Software, Inc.
(a)
............ 6,323 785,886
Walt Disney Co. (The)
(a)
.................... 73,213 7,504,333
Warner Bros Discovery, Inc. , Series A
(a)
.......... 88,718 1,207,452
Warner Music Group Corp. , Class A ............ 4,929 150,187
Security Shares Value
a
Entertainment (continued)
World Wrestling Entertainment, Inc. , Class A ...... 1,822 $ 195,264
21,642,361
a
Financial Services  —  4 .3%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 8,191 80,763
Apollo Global Management, Inc. ............... 17,476 1,107,804
Berkshire Hathaway, Inc. , Class B
(a)
............ 72,131 23,698,640
Block, Inc. , Class A
(a)
...................... 21,399 1,300,845
Equitable Holdings, Inc. .................... 14,026 364,536
Essent Group Ltd. ........................ 4,480 190,266
Euronet Worldwide, Inc.
(a)
................... 1,874 207,527
Fidelity National Information Services, Inc. ........ 23,631 1,387,612
Fiserv, Inc.
(a)
............................ 25,436 3,106,244
FleetCor Technologies, Inc.
(a)
................. 2,983 638,123
Global Payments, Inc. ..................... 10,555 1,189,654
Jack Henry & Associates, Inc. ................ 2,931 478,750
Marqeta, Inc. , Class A
(a)
.................... 16,289 65,970
Mastercard, Inc. , Class A .................... 33,786 12,839,694
MGIC Investment Corp. .................... 11,335 168,552
PayPal Holdings, Inc.
(a)
..................... 45,192 3,434,592
Radian Group, Inc. ........................ 6,472 157,075
Rocket Companies, Inc. , Class A
(a) (b)
............ 5,454 48,595
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 2,164 146,654
TFS Financial Corp. ....................... 2,098 25,260
Toast, Inc. , Class A
(a) (b)
..................... 12,828 233,470
UWM Holdings Corp. , Class A
(b)
............... 5,089 30,534
Visa, Inc. , Class A ........................ 65,055 15,140,250
Voya Financial, Inc. ....................... 3,869 295,901
Western Union Co. (The) ................... 12,455 136,133
WEX, Inc.
(a)
............................. 1,761 312,313
66,785,757
a
Food Products  —  1 .2%
Archer-Daniels-Midland Co. .................. 21,877 1,708,156
Bunge Ltd. ............................. 6,006 562,162
Campbell Soup Co. ....................... 8,087 439,124
Conagra Brands, Inc. ...................... 19,148 726,858
Darling Ingredients, Inc.
(a)
................... 6,343 377,852
Flowers Foods, Inc. ....................... 7,567 208,168
General Mills, Inc. ........................ 23,580 2,089,895
Hershey Co. (The) ........................ 5,913 1,614,604
Hormel Foods Corp. ....................... 11,513 465,586
Ingredion, Inc. ........................... 2,689 285,491
J M Smucker Co. (The) ..................... 4,239 654,544
Kellogg Co. ............................. 10,170 709,561
Kraft Heinz Co. (The) ...................... 31,692 1,244,545
Lamb Weston Holdings, Inc. ................. 5,801 648,610
Lancaster Colony Corp. .................... 813 170,015
McCormick & Co., Inc. , NVS ................. 10,130 889,920
Mondelez International, Inc. , Class A ............ 54,523 4,183,004
Pilgrim's Pride Corp.
(a)
..................... 2,073 47,285
Post Holdings, Inc.
(a)
....................... 2,165 195,911
Seaboard Corp. .......................... 10 39,411
Tyson Foods, Inc. , Class A .................. 11,404 712,636
17,973,338
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,743 655,506
National Fuel Gas Co. ..................... 3,808 212,867
New Jersey Resources Corp. ................. 3,961 204,546
ONE Gas, Inc. ........................... 2,092 160,980
Southwest Gas Holdings, Inc. ................ 2,679 150,024
Spire, Inc. .............................. 2,060 139,524

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Gas Utilities (continued)
UGI Corp. .............................. 8,507 $ 288,217
1,811,664
a
Ground Transportation  —  1 .0%
Avis Budget Group, Inc.
(a)
................... 994 175,610
CSX Corp. ............................. 84,214 2,580,317
Hertz Global Holdings, Inc.
(a) (b)
................ 6,254 104,317
JB Hunt Transport Services, Inc. .............. 3,301 578,632
Knight-Swift Transportation Holdings, Inc. , Class A .. 6,530 367,770
Landstar System, Inc. ...................... 1,411 248,378
Lyft, Inc. , Class A
(a)
........................ 12,828 131,487
Norfolk Southern Corp. ..................... 9,137 1,855,085
Old Dominion Freight Line, Inc. ............... 3,634 1,164,297
RXO, Inc.
(a)
............................. 4,577 82,798
Saia, Inc.
(a)
............................. 1,038 309,085
Uber Technologies, Inc.
(a)
................... 79,871 2,479,995
U-Haul Holding Co. ....................... 399 24,363
U-Haul Holding Co. , Series N , NVS
(b)
........... 3,561 192,650
Union Pacific Corp. ....................... 24,470 4,788,779
XPO, Inc.
(a)
............................. 4,577 202,212
15,285,775
a
Health Care Equipment & Supplies  —  2 .9%
Abbott Laboratories ....................... 69,881 7,719,754
Align Technology, Inc.
(a)
..................... 2,892 940,768
Baxter International, Inc. .................... 20,305 968,142
Becton Dickinson & Co. .................... 11,354 3,000,976
Boston Scientific Corp.
(a)
.................... 57,456 2,994,607
Cooper Companies, Inc. (The) ................ 1,985 757,178
Dentsply Sirona, Inc. ...................... 8,798 368,900
Dexcom, Inc.
(a) (b)
......................... 15,515 1,882,590
Edwards Lifesciences Corp.
(a)
................ 24,699 2,173,018
Enovis Corp.
(a)
........................... 1,931 112,481
Envista Holdings Corp.
(a)
.................... 6,737 259,307
GE HealthCare Technologies, Inc.
(a)
............ 14,561 1,184,392
Globus Medical, Inc. , Class A
(a)
............... 3,131 182,036
Haemonetics Corp.
(a)
...................... 2,004 167,755
Hologic, Inc.
(a)
........................... 9,948 855,628
ICU Medical, Inc.
(a)
........................ 775 146,584
IDEXX Laboratories, Inc.
(a)
................... 3,332 1,639,877
Insulet Corp.
(a) (b)
.......................... 2,776 882,879
Integra LifeSciences Holdings Corp.
(a)
........... 2,839 157,054
Intuitive Surgical, Inc.
(a)
..................... 14,054 4,233,346
Masimo Corp.
(a) (b)
......................... 1,924 363,905
Medtronic PLC .......................... 53,179 4,836,630
Novocure Ltd.
(a) (b)
......................... 3,647 240,337
NuVasive, Inc.
(a)
.......................... 2,023 87,070
Omnicell, Inc.
(a)
.......................... 1,712 104,038
Penumbra, Inc.
(a) (b)
........................ 1,519 431,578
QuidelOrtho Corp.
(a)
....................... 2,158 194,112
ResMed, Inc. ........................... 5,866 1,413,471
Shockwave Medical, Inc.
(a)
................... 1,455 422,183
STAAR Surgical Co.
(a) (b)
..................... 1,867 131,568
STERIS PLC ............................ 3,979 750,240
Stryker Corp. ........................... 13,511 4,048,571
Tandem Diabetes Care, Inc.
(a) (b)
............... 2,453 97,090
Teleflex, Inc. ............................ 1,856 505,797
Zimmer Biomet Holdings, Inc. ................ 8,359 1,157,220
45,411,082
a
Health Care Providers & Services  —  2 .9%
Acadia Healthcare Co., Inc.
(a)
................. 3,591 259,593
agilon health, Inc.
(a) (b)
...................... 7,846 190,423
Amedisys, Inc.
(a)
......................... 1,298 104,229
AmerisourceBergen Corp. ................... 6,444 1,075,181
Security Shares Value
a
Health Care Providers & Services (continued)
Cardinal Health, Inc. ....................... 10,234 $ 840,211
Centene Corp.
(a)
......................... 22,094 1,522,940
Chemed Corp. ........................... 610 336,263
Cigna Group (The) ........................ 11,985 3,035,681
CVS Health Corp. ........................ 51,517 3,776,711
DaVita, Inc.
(a)
............................ 2,217 200,328
Elevance Health, Inc. ...................... 9,549 4,475,139
Encompass Health Corp. ................... 4,049 259,743
Guardant Health, Inc.
(a)
..................... 3,990 90,014
HCA Healthcare, Inc. ...................... 8,501 2,442,592
HealthEquity, Inc.
(a)
........................ 3,274 174,995
Henry Schein, Inc.
(a)
....................... 5,463 441,465
Humana, Inc. ........................... 5,012 2,658,816
Laboratory Corp. of America Holdings ........... 3,531 800,513
McKesson Corp. ......................... 5,493 2,000,770
Molina Healthcare, Inc.
(a)
.................... 2,353 700,935
Oak Street Health, Inc.
(a) (b)
................... 4,610 179,652
Option Care Health, Inc.
(a)
................... 6,696 215,276
Premier, Inc. , Class A ...................... 4,815 160,484
Quest Diagnostics, Inc. ..................... 4,452 617,982
R1 RCM, Inc.
(a)
.......................... 5,273 82,206
Tenet Healthcare Corp.
(a)
.................... 4,414 323,635
UnitedHealth Group, Inc. .................... 37,406 18,407,119
Universal Health Services, Inc. , Class B ......... 2,539 381,739
45,754,635
a
Health Care REITs  —  0 .2%
Healthcare Realty Trust, Inc. , Class A ........... 14,954 295,790
Healthpeak Properties, Inc. .................. 21,936 481,934
Medical Properties Trust, Inc. ................. 23,418 205,376
National Health Investors, Inc. ................ 1,756 87,396
Omega Healthcare Investors, Inc. .............. 9,369 250,715
Physicians Realty Trust ..................... 9,151 131,958
Sabra Health Care REIT, Inc. ................. 9,580 109,212
Ventas, Inc. ............................ 16,147 775,863
Welltower, Inc. ........................... 18,811 1,490,207
3,828,451
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 4,871 179,009
Teladoc Health, Inc.
(a) (b)
..................... 6,274 166,449
Veeva Systems, Inc. , Class A
(a)
............... 5,618 1,006,072
1,351,530
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 28,707 464,192
a
Hotels, Restaurants & Leisure  —  2 .4%
Airbnb, Inc. , Class A
(a) (b)
..................... 15,888 1,901,317
Aramark ............................... 10,599 367,785
Booking Holdings, Inc.
(a)
.................... 1,552 4,169,153
Boyd Gaming Corp. ....................... 3,186 221,108
Caesars Entertainment, Inc.
(a)
................ 8,694 393,751
Carnival Corp.
(a) (b)
......................... 40,108 369,395
Chipotle Mexican Grill, Inc.
(a)
................. 1,103 2,280,585
Choice Hotels International, Inc. ............... 1,153 147,031
Churchill Downs, Inc. ...................... 1,327 388,187
Darden Restaurants, Inc. ................... 4,876 740,811
Domino's Pizza, Inc. ....................... 1,406 446,363
DoorDash, Inc. , Class A
(a) (b)
.................. 10,645 651,367
DraftKings, Inc. , Class A
(a) (b)
.................. 17,846 391,006
Dutch Bros, Inc. , Class A
(a) (b)
................. 1,385 43,143
Expedia Group, Inc.
(a) (b)
..................... 5,913 555,585
Hilton Worldwide Holdings, Inc. ............... 10,656 1,534,677
Hyatt Hotels Corp. , Class A
(a) (b)
................ 1,929 220,485

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Las Vegas Sands Corp.
(a)
................... 13,071 $ 834,583
Light & Wonder, Inc.
(a)
...................... 3,785 228,198
Marriott International, Inc. , Class A ............. 10,811 1,830,735
Marriott Vacations Worldwide Corp. ............. 1,550 208,568
McDonald's Corp. ........................ 29,293 8,663,405
MGM Resorts International .................. 12,623 567,025
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 16,455 219,674
Penn Entertainment, Inc.
(a)
................... 6,003 178,829
Planet Fitness, Inc. , Class A
(a)
................ 3,283 272,949
Royal Caribbean Cruises Ltd.
(a)
............... 8,754 572,774
Starbucks Corp. .......................... 45,964 5,253,226
Texas Roadhouse, Inc. ..................... 2,626 290,488
Vail Resorts, Inc. ......................... 1,640 394,453
Wendy's Co. (The) ........................ 6,616 146,214
Wyndham Hotels & Resorts, Inc. .............. 3,459 235,973
Wynn Resorts Ltd.
(a) (b)
...................... 4,142 473,348
Yum! Brands, Inc. ........................ 11,166 1,569,716
36,761,907
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 12,473 1,369,785
Garmin Ltd. ............................. 6,180 606,691
Helen of Troy Ltd.
(a)
....................... 966 96,928
Leggett & Platt, Inc. ....................... 5,421 175,153
Lennar Corp. , Class A ...................... 10,116 1,141,186
Lennar Corp. , Class B ..................... 654 63,974
Mohawk Industries, Inc.
(a)
................... 2,191 232,027
Newell Brands, Inc. ....................... 14,856 180,500
NVR, Inc.
(a)
............................. 122 712,480
PulteGroup, Inc. ......................... 9,071 609,118
Tempur Sealy International, Inc. ............... 6,949 260,379
Toll Brothers, Inc. ......................... 4,129 263,884
TopBuild Corp.
(a)
......................... 1,298 292,673
Whirlpool Corp. .......................... 2,169 302,771
6,307,549
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 9,744 946,337
Clorox Co. (The) ......................... 4,938 817,832
Colgate-Palmolive Co. ..................... 33,477 2,671,465
Kimberly-Clark Corp. ...................... 13,485 1,953,842
Procter & Gamble Co. (The) ................. 94,453 14,770,560
Reynolds Consumer Products, Inc. ............. 2,380 66,711
21,226,747
a
Independent Power and Renewable Electricity Producers  —  0 .1%
AES Corp. (The) ......................... 26,757 633,071
Clearway Energy, Inc. , Class A ................ 1,364 39,529
Clearway Energy, Inc. , Class C ............... 3,217 97,700
Vistra Corp. ............................ 14,891 355,299
1,125,599
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 22,100 2,347,462
General Electric Co. ....................... 43,674 4,322,416
Honeywell International, Inc. ................. 26,721 5,339,924
12,009,802
a
Industrial REITs  —  0 .4%
Americold Realty Trust, Inc. .................. 10,657 315,341
EastGroup Properties, Inc. .................. 1,755 292,313
First Industrial Realty Trust, Inc. ............... 5,348 280,610
LXP Industrial Trust ....................... 11,161 104,913
Prologis, Inc. ............................ 36,905 4,622,351
Rexford Industrial Realty, Inc. ................ 7,586 423,071
Security Shares Value
a
Industrial REITs (continued)
STAG Industrial, Inc. ...................... 7,336 $ 248,470
6,287,069
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 22,306 1,558,074
Allstate Corp. (The) ....................... 10,567 1,223,236
American Financial Group, Inc. ............... 2,887 354,321
American International Group, Inc. ............. 29,594 1,569,666
Aon PLC , Class A ........................ 8,214 2,671,029
Arch Capital Group Ltd.
(a)
................... 14,908 1,119,144
Arthur J Gallagher & Co. .................... 8,508 1,770,174
Assurant, Inc. ........................... 2,078 255,864
Axis Capital Holdings Ltd. ................... 3,212 181,606
Brighthouse Financial, Inc.
(a)
................. 2,787 123,185
Brown & Brown, Inc. ....................... 9,467 609,580
Chubb Ltd. ............................. 16,582 3,342,268
Cincinnati Financial Corp. ................... 6,332 673,978
CNA Financial Corp. ....................... 1,070 41,634
Enstar Group Ltd.
(a)
....................... 577 138,826
Erie Indemnity Co. , Class A , NVS .............. 1,003 217,982
Everest Re Group Ltd. ..................... 1,587 599,886
F&G Annuities & Life, Inc. ................... 743 13,619
Fidelity National Financial, Inc. ................ 10,935 388,083
First American Financial Corp. ................ 4,238 244,151
Globe Life, Inc. .......................... 3,634 394,362
Hanover Insurance Group, Inc. (The) ........... 1,442 172,406
Hartford Financial Services Group, Inc. (The) ...... 12,602 894,616
Kemper Corp. ........................... 2,659 129,360
Lincoln National Corp. ..................... 6,163 133,922
Loews Corp. ............................ 7,738 445,477
Markel Corp.
(a)
........................... 543 743,112
Marsh & McLennan Companies, Inc. ............ 19,787 3,565,420
MetLife, Inc. ............................ 26,506 1,625,613
Old Republic International Corp. ............... 11,000 277,970
Primerica, Inc. ........................... 1,481 270,297
Principal Financial Group, Inc. ................ 9,129 681,845
Progressive Corp. (The) .................... 23,406 3,192,578
Prudential Financial, Inc. .................... 14,701 1,278,987
Reinsurance Group of America, Inc. ............ 2,703 384,691
RenaissanceRe Holdings Ltd. ................ 1,736 373,952
RLI Corp. .............................. 1,635 227,347
Ryan Specialty Holdings, Inc. , Class A
(a) (b)
........ 3,288 134,348
Selective Insurance Group, Inc. ............... 2,385 229,747
Travelers Companies, Inc. (The) ............... 9,271 1,679,349
Unum Group ............................ 7,481 315,698
W R Berkley Corp. ........................ 8,097 477,075
White Mountains Insurance Group Ltd.
(b)
......... 102 146,078
Willis Towers Watson PLC ................... 4,270 988,932
35,859,488
a
Interactive Media & Services  —  4 .6%
Alphabet, Inc. , Class A
(a)
.................... 238,446 25,594,794
Alphabet, Inc. , Class C , NVS
(a)
................ 207,866 22,495,258
Bumble, Inc. , Class A
(a)
..................... 4,083 74,352
Cargurus, Inc. , Class A
(a)
.................... 3,446 56,652
IAC, Inc.
(a) (b)
............................ 3,070 158,934
Match Group, Inc.
(a)
....................... 11,307 417,228
Meta Platforms, Inc. , Class A
(a)
................ 89,107 21,414,194
Pinterest, Inc. , Class A
(a)
.................... 23,754 546,342
Snap, Inc. , Class A , NVS
(a)
.................. 39,400 343,174
Ziff Davis, Inc.
(a) (b)
......................... 1,899 138,893
ZoomInfo Technologies, Inc.
(a)
................ 10,754 235,620
71,475,441
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
IT Services  —  1 .3%
Accenture PLC , Class A .................... 25,219 $ 7,068,633
Akamai Technologies, Inc.
(a)
.................. 6,343 519,936
Amdocs Ltd. ............................ 4,846 442,197
Cloudflare, Inc. , Class A
(a) (b)
.................. 11,537 542,816
Cognizant Technology Solutions Corp. , Class A ..... 20,418 1,219,159
DXC Technology Co.
(a)
..................... 8,952 213,505
EPAM Systems, Inc.
(a)
...................... 2,328 657,520
Gartner, Inc.
(a)
........................... 3,148 952,144
GoDaddy, Inc. , Class A
(a)
.................... 6,198 469,065
International Business Machines Corp. .......... 36,222 4,578,823
MongoDB, Inc. , Class A
(a)
................... 2,768 664,209
Okta, Inc. , Class A
(a)
....................... 6,112 418,855
Snowflake, Inc. , Class A
(a) (b)
.................. 11,483 1,700,403
Squarespace, Inc. , Class A
(a)
................. 1,736 53,990
Thoughtworks Holding, Inc.
(a)
................. 2,595 16,167
Twilio, Inc. , Class A
(a)
...................... 7,057 371,269
VeriSign, Inc.
(a)
.......................... 3,639 807,130
20,695,821
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 2,888 244,874
Hasbro, Inc. ............................ 5,245 310,609
Mattel, Inc.
(a)
............................ 13,950 251,100
Peloton Interactive, Inc. , Class A
(a) (b)
............ 12,930 114,818
Polaris, Inc.
(b)
........................... 2,183 237,183
Topgolf Callaway Brands Corp.
(a) (b)
............. 5,513 122,223
YETI Holdings, Inc.
(a) (b)
..................... 3,445 135,905
1,416,712
a
Life Sciences Tools & Services  —  1 .7%
10X Genomics, Inc. , Class A
(a)
................ 3,976 208,462
Agilent Technologies, Inc. ................... 11,833 1,602,543
Avantor, Inc.
(a)
........................... 26,818 522,415
Azenta, Inc.
(a)
........................... 2,926 127,252
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 866 390,384
Bio-Techne Corp. ......................... 6,228 497,493
Bruker Corp. ............................ 3,997 316,283
Charles River Laboratories International, Inc.
(a)
..... 2,046 388,985
Danaher Corp. .......................... 26,277 6,225,284
Illumina, Inc.
(a)
........................... 6,291 1,293,178
IQVIA Holdings, Inc.
(a)
...................... 7,421 1,396,855
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 4,296 59,242
Medpace Holdings, Inc.
(a)
................... 1,000 200,140
Mettler-Toledo International, Inc.
(a)
............. 886 1,321,469
PerkinElmer, Inc. ......................... 5,060 660,279
Repligen Corp.
(a)
......................... 2,081 315,542
Sotera Health Co.
(a)
....................... 3,899 65,386
Syneos Health, Inc. , Class A
(a)
................ 4,020 157,825
Thermo Fisher Scientific, Inc. ................. 15,712 8,718,589
Waters Corp.
(a)
.......................... 2,365 710,351
West Pharmaceutical Services, Inc. ............ 2,957 1,068,187
26,246,144
a
Machinery  —  1 .8%
AGCO Corp. ............................ 2,545 315,427
Allison Transmission Holdings, Inc. ............. 3,615 176,376
Caterpillar, Inc. .......................... 20,810 4,553,228
Chart Industries, Inc.
(a) (b)
.................... 1,669 222,144
Crane Co.
(a)
............................ 1,875 135,131
Crane NXT Co. .......................... 1,875 88,800
Cummins, Inc. ........................... 5,636 1,324,685
Deere & Co. ............................ 10,811 4,086,774
Donaldson Co., Inc. ....................... 4,819 306,247
Dover Corp. ............................ 5,556 812,065
Flowserve Corp. ......................... 5,333 178,069
Security Shares Value
a
Machinery (continued)
Fortive Corp. ............................ 14,117 $ 890,642
Gates Industrial Corp. PLC
(a)
................. 3,738 50,351
Graco, Inc. ............................. 6,779 537,507
IDEX Corp. ............................. 3,036 626,388
Illinois Tool Works, Inc. ..................... 11,103 2,686,260
Ingersoll Rand, Inc. ....................... 16,231 925,492
ITT, Inc. ............................... 3,252 274,599
Lincoln Electric Holdings, Inc. ................ 2,333 391,477
Middleby Corp. (The)
(a)
..................... 2,138 301,201
Nikola Corp.
(a) (b)
.......................... 11,899 10,537
Nordson Corp. ........................... 2,166 468,527
Oshkosh Corp. .......................... 2,700 206,604
Otis Worldwide Corp. ...................... 16,616 1,417,345
PACCAR, Inc. ........................... 20,944 1,564,307
Parker-Hannifin Corp. ...................... 5,134 1,667,934
Pentair PLC ............................ 6,534 379,495
RBC Bearings, Inc.
(a)
...................... 1,184 268,780
Snap-on, Inc. ........................... 2,140 555,137
Stanley Black & Decker, Inc. ................. 5,976 515,968
Timken Co. (The) ......................... 2,651 203,729
Toro Co. (The) ........................... 4,222 440,186
Westinghouse Air Brake Technologies Corp. ....... 7,281 711,135
Xylem, Inc. ............................. 7,226 750,348
28,042,895
a
Marine Transportation  —  0 .0%
Kirby Corp.
(a)
............................ 2,408 172,991
a
Media  —  0 .9%
Altice USA, Inc. , Class A
(a)
................... 9,200 32,200
Cable One, Inc. .......................... 194 147,132
Charter Communications, Inc. , Class A
(a)
......... 4,225 1,557,758
Comcast Corp. , Class A .................... 168,237 6,959,965
DISH Network Corp. , Class A
(a) (b)
.............. 9,933 74,597
Fox Corp. , Class A , NVS .................... 11,874 394,929
Fox Corp. , Class B ........................ 5,628 171,879
Interpublic Group of Companies, Inc. (The) ....... 15,480 553,100
Liberty Broadband Corp. , Class A
(a)
............. 680 57,481
Liberty Broadband Corp. , Class C , NVS
(a)
........ 4,744 402,196
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 2,965 83,316
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
5,940 165,964
New York Times Co. (The) , Class A ............. 6,583 261,674
News Corp. , Class A , NVS .................. 15,557 273,959
News Corp. , Class B ...................... 4,690 83,247
Nexstar Media Group, Inc. ................... 1,517 263,124
Omnicom Group, Inc. ...................... 8,169 739,866
Paramount Global , Class A
(b)
................. 445 11,775
Paramount Global , Class B , NVS .............. 20,092 468,746
Sirius XM Holdings, Inc.
(b)
................... 27,887 105,971
TEGNA, Inc. ............................ 8,491 145,196
Trade Desk, Inc. (The) , Class A
(a)
.............. 17,868 1,149,627
14,103,702
a
Metals & Mining  —  0 .5%
Alcoa Corp. ............................. 7,035 261,280
Cleveland-Cliffs, Inc.
(a)
..................... 20,581 316,536
Commercial Metals Co. ..................... 4,644 216,828
Freeport-McMoRan, Inc. .................... 57,213 2,168,945
MP Materials Corp. , Class A
(a) (b)
............... 3,673 79,594
Newmont Corp. .......................... 31,765 1,505,661
Nucor Corp. ............................ 10,150 1,504,027
Reliance Steel & Aluminum Co. ............... 2,360 584,808
Royal Gold, Inc. .......................... 2,625 347,655
Steel Dynamics, Inc. ....................... 6,638 690,020

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
United States Steel Corp. ................... 8,822 $ 201,847
7,877,201
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .1%
AGNC Investment Corp. .................... 22,767 225,621
Annaly Capital Management, Inc. .............. 18,629 372,207
Blackstone Mortgage Trust, Inc. , Class A ......... 6,567 119,782
Rithm Capital Corp. ....................... 18,636 152,070
Starwood Property Trust, Inc. ................. 12,204 218,330
1,088,010
a
Multi-Utilities  —  0 .8%
Ameren Corp. ........................... 10,287 915,234
Avista Corp. ............................ 2,714 119,606
Black Hills Corp. ......................... 2,648 172,888
CenterPoint Energy, Inc. .................... 25,174 767,052
CMS Energy Corp. ........................ 11,642 724,831
Consolidated Edison, Inc. ................... 14,248 1,403,001
Dominion Energy, Inc. ...................... 33,396 1,908,247
DTE Energy Co. ......................... 7,824 879,496
NiSource, Inc. ........................... 16,032 456,271
NorthWestern Corp. ....................... 2,356 138,109
Public Service Enterprise Group, Inc. ........... 19,934 1,259,829
Sempra Energy .......................... 12,537 1,949,378
WEC Energy Group, Inc. .................... 12,597 1,211,453
11,905,395
a
Office REITs  —  0 .1%
Alexandria Real Estate Equities, Inc. ............ 6,318 784,569
Boston Properties, Inc. ..................... 5,598 298,709
Corporate Office Properties Trust .............. 4,332 99,160
Cousins Properties, Inc. .................... 5,958 129,944
Douglas Emmett, Inc. ...................... 6,693 86,206
Equity Commonwealth ..................... 4,361 90,360
Highwoods Properties, Inc. .................. 4,085 93,628
JBG SMITH Properties ..................... 3,594 51,286
Kilroy Realty Corp. ........................ 4,251 124,299
SL Green Realty Corp. ..................... 2,530 59,885
Vornado Realty Trust ...................... 6,371 95,629
1,913,675
a
Oil, Gas & Consumable Fuels  —  4 .2%
Antero Resources Corp.
(a)
................... 11,206 257,626
APA Corp. ............................. 12,992 478,755
Cheniere Energy, Inc. ...................... 9,933 1,519,749
Chesapeake Energy Corp. .................. 4,267 352,796
Chevron Corp. ........................... 71,237 12,009,133
ConocoPhillips .......................... 48,947 5,036,157
Coterra Energy, Inc. ....................... 31,530 807,168
Devon Energy Corp. ....................... 26,265 1,403,339
Diamondback Energy, Inc. ................... 7,373 1,048,441
DT Midstream, Inc. ........................ 3,864 190,379
EOG Resources, Inc. ...................... 23,521 2,810,054
EQT Corp. ............................. 14,719 512,810
Equitrans Midstream Corp. .................. 16,422 84,573
Exxon Mobil Corp. ........................ 164,862 19,509,769
Hess Corp. ............................. 11,087 1,608,280
HF Sinclair Corp. ......................... 5,362 236,518
Kinder Morgan, Inc. , Class P ................. 78,880 1,352,792
Marathon Oil Corp. ........................ 25,296 611,151
Marathon Petroleum Corp. .................. 18,213 2,221,986
Matador Resources Co. .................... 4,463 218,821
New Fortress Energy, Inc. , Class A ............. 1,900 57,551
Occidental Petroleum Corp. .................. 29,209 1,797,230
ONEOK, Inc. ............................ 17,948 1,173,979
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Ovintiv, Inc. ............................. 9,890 $ 356,831
PDC Energy, Inc. ......................... 3,594 233,790
Phillips 66 .............................. 18,636 1,844,964
Pioneer Natural Resources Co. ............... 9,478 2,061,939
Range Resources Corp. .................... 9,859 260,770
Southwestern Energy Co.
(a)
.................. 44,335 230,099
Targa Resources Corp. ..................... 9,089 686,492
Texas Pacific Land Corp. .................... 244 360,547
Valero Energy Corp. ....................... 15,467 1,773,601
Vitesse Energy, Inc. ....................... 848 15,603
Williams Companies, Inc. (The) ............... 48,648 1,472,088
64,595,781
a
Paper & Forest Products  —  0 .0%
Louisiana-Pacific Corp. ..................... 2,937 175,456
a
Passenger Airlines  —  0 .2%
Alaska Air Group, Inc.
(a)
..................... 5,044 219,212
American Airlines Group, Inc.
(a) (b)
.............. 26,665 363,711
Delta Air Lines, Inc.
(a)
...................... 25,636 879,571
JetBlue Airways Corp.
(a)
.................... 12,364 88,279
Joby Aviation, Inc.
(a) (b)
...................... 10,379 44,941
Southwest Airlines Co. ..................... 23,701 717,903
United Airlines Holdings, Inc.
(a) (b)
............... 13,112 574,306
2,887,923
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 15,398 182,774
Estee Lauder Companies, Inc. (The) , Class A ...... 9,261 2,284,874
Olaplex Holdings, Inc.
(a)
.................... 2,814 10,412
2,478,060
a
Pharmaceuticals  —  4 .0%
Bristol-Myers Squibb Co. .................... 85,033 5,677,654
Catalent, Inc.
(a)
.......................... 7,291 365,425
Elanco Animal Health, Inc.
(a)
.................. 17,404 164,816
Eli Lilly & Co. ........................... 31,583 12,502,446
Jazz Pharmaceuticals PLC
(a)
................. 2,501 351,316
Johnson & Johnson ....................... 104,670 17,134,479
Merck & Co., Inc. ......................... 101,537 11,724,477
Organon & Co. .......................... 10,126 249,403
Perrigo Co. PLC ......................... 5,460 203,057
Pfizer, Inc. ............................. 224,864 8,744,961
Royalty Pharma PLC , Class A ................ 14,665 515,475
Viatris, Inc. ............................. 48,367 451,264
Zoetis, Inc. , Class A ....................... 18,650 3,278,297
61,363,070
a
Professional Services  —  1 .0%
Alight, Inc. , Class A
(a)
...................... 12,918 119,491
ASGN, Inc.
(a)
............................ 2,073 148,406
Automatic Data Processing, Inc. ............... 16,627 3,657,940
Booz Allen Hamilton Holding Corp. , Class A ....... 5,316 508,848
Broadridge Financial Solutions, Inc. ............ 4,679 680,373
CACI International, Inc. , Class A
(a)
............. 928 290,761
Ceridian HCM Holding, Inc.
(a) (b)
................ 6,089 386,530
Clarivate PLC
(a) (b)
......................... 17,148 151,931
Concentrix Corp. ......................... 1,717 165,708
CoStar Group, Inc.
(a)
....................... 16,189 1,245,744
Dun & Bradstreet Holdings, Inc. ............... 8,630 96,397
Equifax, Inc. ............................ 4,874 1,015,644
FTI Consulting, Inc.
(a) (b)
..................... 1,370 247,285
Genpact Ltd. ............................ 6,801 302,985
Insperity, Inc. ............................ 1,428 174,873
Jacobs Solutions, Inc. ...................... 5,014 578,916
KBR, Inc. .............................. 5,507 312,412

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Professional Services (continued)
Leidos Holdings, Inc. ...................... 5,410 $ 504,537
ManpowerGroup, Inc. ...................... 1,970 149,149
Maximus, Inc. ........................... 2,523 211,049
Paychex, Inc. ........................... 12,868 1,413,678
Paycom Software, Inc.
(a)
.................... 1,935 561,866
Paylocity Holding Corp.
(a)
................... 1,638 316,609
Robert Half International, Inc. ................. 4,372 319,156
Science Applications International Corp. ......... 2,178 222,221
SS&C Technologies Holdings, Inc. ............. 8,693 508,888
TransUnion ............................. 7,855 540,503
TriNet Group, Inc.
(a) (b)
...................... 1,423 132,026
Verisk Analytics, Inc. ....................... 6,250 1,213,187
16,177,113
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 12,730 975,882
Howard Hughes Corp. (The)
(a) (b)
............... 1,428 110,484
Jones Lang LaSalle, Inc.
(a)
................... 1,907 265,149
Opendoor Technologies, Inc.
(a) (b)
............... 20,017 27,624
Zillow Group, Inc. , Class A
(a)
................. 2,345 100,319
Zillow Group, Inc. , Class C , NVS
(a) (b)
............ 6,666 290,238
1,769,696
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 12,562 417,812
Apartment Income REIT Corp. ................ 5,872 217,147
AvalonBay Communities, Inc. ................ 5,571 1,004,841
Camden Property Trust ..................... 4,419 486,311
Equity LifeStyle Properties, Inc. ............... 7,043 485,263
Equity Residential ........................ 13,659 863,932
Essex Property Trust, Inc. ................... 2,607 572,836
Invitation Homes, Inc. ...................... 23,070 769,846
Mid-America Apartment Communities, Inc. ........ 4,609 708,864
Sun Communities, Inc. ..................... 4,923 683,952
UDR, Inc. .............................. 12,510 517,038
6,727,842
a
Retail REITs  —  0 .3%
Agree Realty Corp.
(b)
...................... 3,531 240,073
Brixmor Property Group, Inc. ................. 11,960 255,107
Federal Realty Investment Trust ............... 2,962 292,912
Kimco Realty Corp. ....................... 24,778 475,490
National Retail Properties, Inc. ................ 7,215 313,852
Realty Income Corp. ....................... 24,972 1,569,240
Regency Centers Corp. .................... 6,278 385,658
Simon Property Group, Inc. .................. 13,075 1,481,659
Spirit Realty Capital, Inc. .................... 5,680 218,453
5,232,444
a
Semiconductors & Semiconductor Equipment  —  5 .7%
Advanced Micro Devices, Inc.
(a)
............... 64,484 5,762,935
Allegro MicroSystems, Inc.
(a)
................. 2,711 96,972
Amkor Technology, Inc. ..................... 3,946 88,272
Analog Devices, Inc. ....................... 20,254 3,643,290
Applied Materials, Inc. ..................... 33,697 3,808,772
Broadcom, Inc. .......................... 16,739 10,486,983
Cirrus Logic, Inc.
(a)
........................ 2,286 196,116
Enphase Energy, Inc.
(a)
..................... 5,435 892,427
Entegris, Inc. ............................ 5,901 442,103
First Solar, Inc.
(a)
......................... 3,983 727,216
GlobalFoundries, Inc.
(a) (b)
.................... 2,792 164,170
Intel Corp. ............................. 165,435 5,138,411
KLA Corp. .............................. 5,555 2,147,230
Lam Research Corp. ...................... 5,413 2,836,845
Lattice Semiconductor Corp.
(a)
................ 5,548 442,176
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 34,013 $ 1,342,833
Microchip Technology, Inc. ................... 21,876 1,596,729
Micron Technology, Inc. ..................... 43,567 2,803,972
MKS Instruments, Inc.
(b)
.................... 2,225 186,611
Monolithic Power Systems, Inc. ............... 1,806 834,318
NVIDIA Corp. ........................... 98,485 27,328,603
NXP Semiconductors NV ................... 10,405 1,703,715
ON Semiconductor Corp.
(a)
.................. 17,346 1,248,218
Power Integrations, Inc. .................... 2,218 161,426
Qorvo, Inc.
(a)
............................ 4,077 375,410
QUALCOMM, Inc. ........................ 44,593 5,208,462
Semtech Corp.
(a)
......................... 2,605 50,771
Silicon Laboratories, Inc.
(a) (b)
.................. 1,276 177,747
Skyworks Solutions, Inc. .................... 6,356 673,100
SolarEdge Technologies, Inc.
(a)
................ 2,244 640,954
Teradyne, Inc. ........................... 6,239 570,120
Texas Instruments, Inc. ..................... 36,320 6,072,704
Universal Display Corp. .................... 1,719 229,418
Wolfspeed, Inc.
(a) (b)
........................ 4,878 227,071
88,306,100
a
Software  —  9 .7%
ACI Worldwide, Inc.
(a)
...................... 4,643 117,607
Adobe, Inc.
(a)
............................ 18,350 6,928,226
Alteryx, Inc. , Class A
(a)
..................... 2,358 96,985
ANSYS, Inc.
(a)
........................... 3,498 1,098,092
Appian Corp. , Class A
(a) (b)
................... 1,559 58,540
AppLovin Corp. , Class A
(a) (b)
.................. 4,878 82,926
Asana, Inc. , Class A
(a) (b)
..................... 3,075 49,753
Aspen Technology, Inc.
(a)
.................... 1,151 203,727
Atlassian Corp. , Class A
(a)
................... 6,021 889,061
Autodesk, Inc.
(a)
.......................... 8,657 1,686,297
Bentley Systems, Inc. , Class B ................ 8,017 341,203
BILL Holdings, Inc.
(a)
....................... 3,764 289,113
Black Knight, Inc.
(a)
........................ 6,330 345,871
Blackbaud, Inc.
(a)
......................... 1,849 128,237
Blackline, Inc.
(a)
.......................... 2,093 116,601
Cadence Design Systems, Inc.
(a)
.............. 10,979 2,299,552
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 4,168 36,178
Clear Secure, Inc. , Class A .................. 3,418 82,681
Confluent, Inc. , Class A
(a)
................... 6,294 138,468
Crowdstrike Holdings, Inc. , Class A
(a) (b)
.......... 8,756 1,051,158
Datadog, Inc. , Class A
(a)
.................... 9,837 662,817
DocuSign, Inc.
(a)
......................... 7,968 393,938
Dolby Laboratories, Inc. , Class A .............. 2,362 197,676
Dropbox, Inc. , Class A
(a)
.................... 10,549 214,567
Dynatrace, Inc.
(a)
......................... 8,703 367,963
Elastic NV
(a)
............................ 3,057 175,013
Fair Isaac Corp.
(a)
......................... 1,002 729,406
Five9, Inc.
(a)
............................ 2,784 180,515
Fortinet, Inc.
(a)
........................... 26,038 1,641,696
Gen Digital, Inc. .......................... 23,208 410,085
Gitlab, Inc. , Class A
(a) (b)
..................... 2,433 73,866
Guidewire Software, Inc.
(a)
................... 3,231 246,170
HashiCorp, Inc. , Class A
(a) (b)
.................. 3,423 91,771
HubSpot, Inc.
(a)
.......................... 1,955 822,957
Informatica, Inc. , Class A
(a)
.................. 1,202 18,583
Intuit, Inc. .............................. 11,230 4,985,558
Manhattan Associates, Inc.
(a)
................. 2,532 419,502
Microsoft Corp. .......................... 298,009 91,566,245
MicroStrategy, Inc. , Class A
(a)
................. 377 123,799
nCino, Inc.
(a) (b)
........................... 3,025 74,808
NCR Corp.
(a)
............................ 5,664 126,251
New Relic, Inc.
(a)
......................... 2,296 164,095
Nutanix, Inc. , Class A
(a)
..................... 9,161 219,681

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Oracle Corp. ............................ 61,551 $ 5,830,111
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 69,612 539,493
Palo Alto Networks, Inc.
(a)
................... 12,128 2,212,875
Pegasystems, Inc. ........................ 1,586 72,353
Procore Technologies, Inc.
(a) (b)
................ 2,721 145,329
PTC, Inc.
(a)
............................. 4,224 531,337
Qualtrics International, Inc. , Class A
(a) (b)
.......... 4,864 87,212
Rapid7, Inc.
(a)
........................... 2,502 121,622
RingCentral, Inc. , Class A
(a)
.................. 3,226 88,909
Roper Technologies, Inc. .................... 4,230 1,923,719
Salesforce, Inc.
(a) (b)
........................ 40,076 7,949,876
Samsara, Inc. , Class A
(a)
.................... 4,707 84,961
SentinelOne, Inc. , Class A
(a)
.................. 8,883 142,750
ServiceNow, Inc.
(a)
........................ 8,144 3,741,516
Smartsheet, Inc. , Class A
(a)
.................. 5,345 218,450
Splunk, Inc.
(a)
........................... 6,035 520,458
Synopsys, Inc.
(a)
......................... 6,117 2,271,364
Tyler Technologies, Inc.
(a)
................... 1,652 626,158
UiPath, Inc. , Class A
(a)
..................... 13,794 194,220
Unity Software, Inc.
(a) (b)
..................... 9,706 261,771
Varonis Systems, Inc.
(a)
..................... 4,211 97,527
Verint Systems, Inc.
(a)
...................... 2,513 91,699
VMware, Inc. , Class A
(a)
.................... 8,337 1,042,375
Workday, Inc. , Class A
(a)
.................... 8,104 1,508,479
Workiva, Inc. , Class A
(a) (b)
................... 1,850 172,827
Zoom Video Communications, Inc. , Class A
(a)
...... 8,569 526,394
Zscaler, Inc.
(a) (b)
.......................... 3,466 312,287
151,263,310
a
Specialized REITs  —  1 .2%
American Tower Corp. ..................... 18,621 3,805,946
Crown Castle, Inc. ........................ 17,360 2,136,842
CubeSmart ............................. 9,119 414,823
Digital Realty Trust, Inc. .................... 11,511 1,141,316
Equinix, Inc. ............................ 3,707 2,684,165
Extra Space Storage, Inc. ................... 5,339 811,741
Gaming and Leisure Properties, Inc. ............ 10,159 528,268
Iron Mountain, Inc. ........................ 11,660 644,098
Lamar Advertising Co. , Class A ............... 3,516 371,571
Life Storage, Inc. ......................... 3,357 451,114
National Storage Affiliates Trust ............... 3,549 136,814
PotlatchDeltic Corp. ....................... 3,208 148,306
Public Storage ........................... 6,337 1,868,338
Rayonier, Inc. ........................... 6,116 191,798
SBA Communications Corp. , Class A ............ 4,314 1,125,479
VICI Properties, Inc. ....................... 40,265 1,366,594
Weyerhaeuser Co. ........................ 29,534 883,362
18,710,575
a
Specialty Retail  —  2 .2%
Advance Auto Parts, Inc. .................... 2,374 298,008
AutoNation, Inc.
(a)
......................... 1,368 180,166
AutoZone, Inc.
(a)
......................... 754 2,008,136
Bath & Body Works, Inc. .................... 9,055 317,831
Best Buy Co., Inc. ........................ 7,820 582,746
Burlington Stores, Inc.
(a)
.................... 2,618 504,777
CarMax, Inc.
(a) (b)
.......................... 6,376 446,511
Carvana Co. , Class A
(a) (b)
.................... 3,981 27,628
Chewy, Inc. , Class A
(a) (b)
.................... 3,718 115,295
Dick's Sporting Goods, Inc. .................. 2,400 348,024
Five Below, Inc.
(a) (b)
........................ 2,242 442,481
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 4,179 415,142
Foot Locker, Inc. ......................... 3,154 132,436
GameStop Corp. , Class A
(a) (b)
................. 9,800 189,042
Gap, Inc. (The) .......................... 8,501 81,610
Security Shares Value
a
Specialty Retail (continued)
Home Depot, Inc. (The) .................... 40,813 $ 12,265,939
Lithia Motors, Inc. ........................ 1,093 241,433
Lowe's Companies, Inc. .................... 24,181 5,025,537
Murphy USA, Inc. ........................ 777 213,854
O'Reilly Automotive, Inc.
(a)
................... 2,494 2,287,771
Penske Automotive Group, Inc.
(b)
.............. 1,035 143,430
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 2,898 28,864
RH
(a) (b)
................................ 737 188,031
Ross Stores, Inc. ......................... 13,733 1,465,723
TJX Companies, Inc. (The) .................. 46,212 3,642,430
Tractor Supply Co. ........................ 4,428 1,055,635
Ulta Beauty, Inc.
(a)
........................ 2,034 1,121,609
Valvoline, Inc. ........................... 6,898 238,326
Victoria's Secret & Co.
(a)
.................... 3,361 104,225
Wayfair, Inc. , Class A
(a)
..................... 3,046 106,092
Williams-Sonoma, Inc. ..................... 2,735 331,044
34,549,776
a
Technology Hardware, Storage & Peripherals  —  6 .8%
Apple, Inc. ............................. 595,419 101,030,696
Dell Technologies, Inc. , Class C ............... 9,719 422,679
Hewlett Packard Enterprise Co. ............... 51,781 741,504
HP, Inc. ............................... 34,672 1,030,105
NetApp, Inc. ............................ 8,696 546,892
Pure Storage, Inc. , Class A
(a)
................. 11,159 254,760
Seagate Technology Holdings PLC ............. 7,634 448,650
Western Digital Corp.
(a)
..................... 12,976 446,893
104,922,179
a
Textiles, Apparel & Luxury Goods  —  0 .7%
Capri Holdings Ltd.
(a)
...................... 5,125 212,688
Carter's, Inc. ............................ 1,551 108,213
Columbia Sportswear Co. ................... 1,378 115,118
Crocs, Inc.
(a)
............................ 2,524 312,143
Deckers Outdoor Corp.
(a)
.................... 1,045 500,910
Hanesbrands, Inc. ........................ 13,401 70,221
Levi Strauss & Co. , Class A .................. 3,890 56,249
Lululemon Athletica, Inc.
(a)
................... 4,656 1,768,954
Nike, Inc. , Class B ........................ 49,819 6,313,064
PVH Corp. ............................. 2,590 222,248
Ralph Lauren Corp. , Class A ................. 1,641 188,370
Skechers USA, Inc. , Class A
(a)
................ 5,419 288,237
Tapestry, Inc. ............................ 9,470 386,471
Under Armour, Inc. , Class A
(a)
................. 7,562 67,075
Under Armour, Inc. , Class C
(a)
................ 7,137 57,382
VF Corp. .............................. 13,137 308,851
10,976,194
a
Tobacco  —  0 .6%
Altria Group, Inc. ......................... 71,364 3,390,504
Philip Morris International, Inc. ................ 62,155 6,213,635
9,604,139
a
Trading Companies & Distributors  —  0 .4%
Air Lease Corp. , Class A .................... 4,178 168,039
Applied Industrial Technologies, Inc. ............ 1,583 214,750
Core & Main, Inc. , Class A
(a) (b)
................ 2,867 74,714
Fastenal Co. ............................ 22,877 1,231,698
Ferguson PLC ........................... 8,317 1,171,200
MSC Industrial Direct Co., Inc. , Class A .......... 1,831 166,127
SiteOne Landscape Supply, Inc.
(a) (b)
............. 1,825 269,625
United Rentals, Inc. ....................... 2,785 1,005,691
Univar Solutions, Inc.
(a)
..................... 6,376 226,348
Watsco, Inc.
(b)
........................... 1,329 460,339
WESCO International, Inc. ................... 1,778 256,032

Schedule of Investments
(continued)
April 30, 2023
iShares
®
Dow Jones U.S. ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 1,801 $ 1,252,722
6,497,285
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 7,712 1,143,304
Essential Utilities, Inc. ...................... 9,488 405,138
1,548,442
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc.
(a)
....................... 23,761 3,419,208
a
Total Long-Term Investments — 99.8%
(Cost: $ 870,210,750 ) ................................ 1,550,625,062
a
Short-Term Securities
Money Market Funds  —  1 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 28,301,336 28,309,826
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 2,099,591 2,099,591
a
Total Short-Term Securities — 1.9%
(Cost: $ 30,400,793 ) ................................. 30,409,417
Total Investments — 101.7%
(Cost: $ 900,611,543 ) ................................ 1,581,034,479
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (27,014,697)
Net Assets — 100.0% ................................. $ 1,554,019,782
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 21,439,436 $ 6,867,854
(a)
$ — $ (6,088) $ 8,624 $ 28,309,826 28,301,336 $ 228,160
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,896,000 203,591
(a)
— — — 2,099,591 2,099,591 71,074 2
BlackRock, Inc. ... 3,519,447 541,942 (328,561) 205,230 80,416 4,018,474 5,987 115,947 —
$ 199,142 $ 89,040
$ 34,427,891
$ 415,181 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 15 06/16/23 $ 3,141 $ 110,725

iShares
®
Dow Jones U.S. ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 110,725 $ — $ — $ — $ 110,725
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (378,187) $ — $ — $ — $ (378,187)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 272,728 $ — $ — $ — $ 272,728
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,449,988
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,550,625,062  $ —  $ —  $ 1,550,625,062
Short-Term Securities
Money Market Funds ...................................... 30,409,417  —  —  30,409,417
$ 1,581,034,479  $ —  $ —  $ 1,581,034,479
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 110,725  $ —  $ —  $ 110,725
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .8%
CH Robinson Worldwide, Inc. ................ 21,504 $ 2,169,109
Expeditors International of Washington, Inc.
(a)
...... 29,079 3,310,353
United Parcel Service, Inc. , Class B ............ 133,152 23,942,061
29,421,523
a
Automobile Components  —  0 .2%
Aptiv PLC
(b)
............................. 49,326 5,073,672
Autoliv, Inc. ............................. 14,910 1,279,427
BorgWarner, Inc. ......................... 42,430 2,042,156
8,395,255
a
Automobiles  —  2 .3%
Harley-Davidson, Inc. ...................... 25,685 952,913
Lucid Group, Inc.
(a) (b)
....................... 76,189 604,941
Rivian Automotive, Inc. , Class A
(a) (b)
............. 57,340 735,099
Tesla, Inc.
(b)
............................. 489,687 80,460,471
82,753,424
a
Banks  —  1 .1%
Bank of Hawaii Corp. ...................... 7,551 365,695
Cathay General Bancorp .................... 12,909 411,410
Citizens Financial Group, Inc. ................ 90,222 2,791,469
Comerica, Inc. ........................... 23,774 1,031,078
First Republic Bank
(a)
...................... 33,296 116,869
Huntington Bancshares, Inc. ................. 263,700 2,953,440
International Bancshares Corp. ............... 10,444 445,645
KeyCorp ............................... 169,543 1,909,054
M&T Bank Corp. ......................... 31,537 3,967,355
New York Community Bancorp, Inc. ............ 124,029 1,325,870
Old National Bancorp ...................... 52,619 705,621
PNC Financial Services Group, Inc. (The) ........ 73,585 9,584,446
Regions Financial Corp. .................... 170,683 3,116,672
Truist Financial Corp. ...................... 241,932 7,882,144
Zions Bancorp NA ........................ 27,181 757,263
37,364,031
a
Beverages  —  2 .8%
Coca-Cola Co. (The) ...................... 749,515 48,081,387
Keurig Dr Pepper, Inc. ..................... 141,992 4,643,139
PepsiCo, Inc. ........................... 251,352 47,980,583
100,705,109
a
Biotechnology  —  3 .3%
AbbVie, Inc. ............................ 322,644 48,757,961
Amgen, Inc. ............................ 97,345 23,337,490
Biogen, Inc.
(b)
........................... 26,313 8,005,204
BioMarin Pharmaceutical, Inc.
(b)
............... 33,751 3,241,446
Gilead Sciences, Inc. ...................... 228,827 18,811,868
Vertex Pharmaceuticals, Inc.
(b)
................ 46,801 15,946,505
118,100,474
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 21,305 469,349
Nordstrom, Inc. .......................... 20,580 318,167
787,516
a
Building Products  —  1 .0%
A O Smith Corp. ......................... 23,303 1,591,362
Allegion PLC ............................ 16,173 1,786,793
Builders FirstSource, Inc.
(b)
.................. 26,683 2,528,748
Carrier Global Corp. ....................... 152,567 6,380,352
Fortune Brands Innovations, Inc. .............. 23,391 1,513,164
Johnson Controls International PLC ............ 125,034 7,482,034
Lennox International, Inc. ................... 5,822 1,641,280
Security Shares Value
a
Building Products (continued)
Masco Corp. ............................ 41,086 $ 2,198,512
Owens Corning .......................... 17,074 1,823,674
Trane Technologies PLC .................... 42,014 7,806,621
34,752,540
a
Capital Markets  —  4 .0%
Ameriprise Financial, Inc. ................... 19,436 5,930,312
Bank of New York Mellon Corp. (The) ........... 140,270 5,974,099
BlackRock, Inc.
(c)
......................... 27,405 18,394,236
Charles Schwab Corp. (The) ................. 265,030 13,845,167
CME Group, Inc. , Class A ................... 65,626 12,191,342
FactSet Research Systems, Inc. ............... 6,964 2,867,009
Franklin Resources, Inc. .................... 55,072 1,480,336
Intercontinental Exchange, Inc. ............... 101,895 11,099,423
Invesco Ltd. ............................ 61,570 1,054,694
MarketAxess Holdings, Inc. .................. 6,876 2,189,112
Moody's Corp. ........................... 30,083 9,419,589
Morgan Stanley .......................... 231,258 20,806,282
Nasdaq, Inc. ............................ 62,836 3,479,229
Northern Trust Corp. ....................... 36,179 2,827,751
S&P Global, Inc. ......................... 60,754 22,028,185
State Street Corp. ........................ 67,028 4,843,443
T Rowe Price Group, Inc. ................... 40,769 4,579,582
143,009,791
a
Chemicals  —  2 .4%
Air Products and Chemicals, Inc. .............. 40,476 11,914,515
Albemarle Corp. ......................... 21,323 3,954,563
Axalta Coating Systems Ltd.
(b)
................ 39,903 1,259,738
Ecolab, Inc. ............................ 46,740 7,844,842
HB Fuller Co. ........................... 9,518 629,806
International Flavors & Fragrances, Inc. .......... 46,616 4,519,887
Linde PLC ............................. 90,108 33,290,401
Minerals Technologies, Inc. .................. 5,967 353,604
Mosaic Co. (The) ......................... 62,208 2,665,613
PPG Industries, Inc. ....................... 42,876 6,013,788
Sherwin-Williams Co. (The) .................. 44,904 10,666,496
83,113,253
a
Commercial Services & Supplies  —  0 .2%
ACCO Brands Corp. ....................... 16,048 73,500
Copart, Inc.
(a) (b)
.......................... 78,012 6,166,848
Deluxe Corp. ............................ 7,704 116,716
HNI Corp. .............................. 7,541 195,915
Interface, Inc. ........................... 10,839 84,978
Steelcase, Inc. , Class A .................... 15,071 120,568
Tetra Tech, Inc. .......................... 9,689 1,340,667
8,099,192
a
Communications Equipment  —  1 .3%
Cisco Systems, Inc. ....................... 749,481 35,412,977
CommScope Holding Co., Inc.
(b)
............... 38,443 189,524
F5, Inc.
(b)
.............................. 11,052 1,484,947
Motorola Solutions, Inc. .................... 30,429 8,867,011
45,954,459
a
Construction & Engineering  —  0 .2%
EMCOR Group, Inc. ....................... 8,701 1,487,871
Granite Construction, Inc. ................... 8,360 318,767
MDU Resources Group, Inc. ................. 36,798 1,075,237
Quanta Services, Inc. ...................... 26,008 4,411,997
7,293,872
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 54,573 1,439,636
American Express Co. ..................... 115,878 18,695,756

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Discover Financial Services .................. 49,831 $ 5,156,014
Synchrony Financial ....................... 82,322 2,429,322
27,720,728
a
Consumer Staples Distribution & Retail  —  0 .8%
Kroger Co. (The) ......................... 123,938 6,027,105
Sysco Corp. ............................ 92,307 7,083,639
Target Corp. ............................ 83,979 13,247,687
United Natural Foods, Inc.
(b)
.................. 10,859 296,125
26,654,556
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 14,760 2,575,325
Ball Corp. .............................. 57,330 3,048,809
Sealed Air Corp. ......................... 26,620 1,277,494
Sonoco Products Co. ...................... 17,511 1,061,517
7,963,145
a
Distributors  —  0 .1%
LKQ Corp. ............................. 46,381 2,677,575
Pool Corp. ............................. 7,173 2,520,018
5,197,593
a
Diversified Telecommunication Services  —  0 .9%
Liberty Global PLC , Class A
(b)
................ 30,250 590,177
Liberty Global PLC , Class C , NVS
(b)
............ 47,706 970,340
Lumen Technologies, Inc. ................... 169,164 400,919
Verizon Communications, Inc. ................ 766,211 29,751,973
31,713,409
a
Electric Utilities  —  0 .4%
Eversource Energy ....................... 63,647 4,939,644
Exelon Corp. ............................ 181,569 7,705,788
12,645,432
a
Electrical Equipment  —  0 .6%
Acuity Brands, Inc. ........................ 5,929 933,106
Eaton Corp. PLC ......................... 72,633 12,138,427
Rockwell Automation, Inc. ................... 20,944 5,935,739
Sensata Technologies Holding PLC ............ 27,535 1,196,396
20,203,668
a
Electronic Equipment, Instruments & Components  —  0 .7%
Cognex Corp. ........................... 31,812 1,517,114
Corning, Inc. ............................ 146,409 4,863,707
Flex Ltd.
(b)
.............................. 82,579 1,698,650
Itron, Inc.
(b)
............................. 8,486 453,153
Keysight Technologies, Inc.
(b)
................. 32,483 4,698,341
TE Connectivity Ltd. ....................... 57,965 7,093,177
Trimble, Inc.
(b)
........................... 45,143 2,126,235
Zebra Technologies Corp. , Class A
(b)
............ 9,361 2,696,249
25,146,626
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 182,974 5,350,160
Core Laboratories NV ...................... 8,892 200,159
Halliburton Co. .......................... 165,689 5,426,315
NOV, Inc. .............................. 72,333 1,211,578
TechnipFMC PLC
(b)
....................... 76,776 1,051,063
13,239,275
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 50,366 6,410,585
Walt Disney Co. (The)
(b)
.................... 332,600 34,091,500
Warner Bros Discovery, Inc. , Series A
(b)
.......... 420,074 5,717,207
46,219,292
a
Security Shares Value
a
Financial Services  —  4 .3%
Equitable Holdings, Inc. .................... 67,127 $ 1,744,631
Fidelity National Information Services, Inc. ........ 108,418 6,366,305
Mastercard, Inc. , Class A .................... 156,614 59,518,018
PayPal Holdings, Inc.
(b)
..................... 197,585 15,016,460
Visa, Inc. , Class A ........................ 297,043 69,130,817
Voya Financial, Inc. ....................... 17,689 1,352,855
Western Union Co. (The) ................... 55,454 606,112
153,735,198
a
Food Products  —  1 .9%
Archer-Daniels-Midland Co. .................. 100,372 7,837,046
Bunge Ltd. ............................. 27,190 2,544,984
Campbell Soup Co. ....................... 38,177 2,073,011
Conagra Brands, Inc. ...................... 87,724 3,330,003
Darling Ingredients, Inc.
(b)
................... 29,448 1,754,217
General Mills, Inc. ........................ 108,221 9,591,627
Hain Celestial Group, Inc. (The)
(a) (b)
............. 17,191 308,235
Hormel Foods Corp. ....................... 55,058 2,226,545
Ingredion, Inc. ........................... 11,962 1,270,006
J M Smucker Co. (The) ..................... 19,414 2,997,716
Kellogg Co. ............................. 46,503 3,244,514
Kraft Heinz Co. (The) ...................... 133,995 5,261,984
Lamb Weston Holdings, Inc. ................. 26,120 2,920,477
McCormick & Co., Inc. , NVS ................. 45,601 4,006,048
Mondelez International, Inc. , Class A ............ 249,142 19,114,174
68,480,587
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,839 2,949,263
New Jersey Resources Corp. ................. 17,379 897,452
UGI Corp. .............................. 38,421 1,301,704
5,148,419
a
Ground Transportation  —  1 .4%
ArcBest Corp. ........................... 4,620 436,128
Avis Budget Group, Inc.
(b)
................... 4,161 735,124
CSX Corp. ............................. 383,561 11,752,309
JB Hunt Transport Services, Inc. .............. 15,130 2,652,138
Knight-Swift Transportation Holdings, Inc. , Class A .. 27,777 1,564,401
Norfolk Southern Corp. ..................... 42,298 8,587,763
Ryder System, Inc. ........................ 9,025 714,419
U-Haul Holding Co. , Series N , NVS
(a)
........... 15,802 854,888
Union Pacific Corp. ....................... 112,165 21,950,690
49,247,860
a
Health Care Equipment & Supplies  —  1 .9%
Align Technology, Inc.
(b)
..................... 13,527 4,400,333
Becton Dickinson & Co. .................... 51,701 13,665,091
Cooper Companies, Inc. (The) ................ 8,974 3,423,132
Dentsply Sirona, Inc. ...................... 39,300 1,647,849
Dexcom, Inc.
(b)
.......................... 70,576 8,563,692
Edwards Lifesciences Corp.
(b)
................ 112,584 9,905,140
Hologic, Inc.
(b)
........................... 44,913 3,862,967
IDEXX Laboratories, Inc.
(b)
................... 15,090 7,426,695
Insulet Corp.
(a) (b)
.......................... 12,706 4,041,016
ResMed, Inc. ........................... 26,787 6,454,596
STERIS PLC ............................ 18,189 3,429,536
66,820,047
a
Health Care Providers & Services  —  2 .4%
AmerisourceBergen Corp. ................... 28,138 4,694,825
Cardinal Health, Inc. ....................... 47,896 3,932,262
Centene Corp.
(b)
......................... 103,455 7,131,153
Cigna Group (The) ........................ 55,734 14,116,865
DaVita, Inc.
(b)
............................ 9,778 883,540
Elevance Health, Inc. ...................... 43,574 20,420,955

Schedule of Investments
(continued)
April 30, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Health Care Providers & Services (continued)
HCA Healthcare, Inc. ...................... 38,683 $ 11,114,786
Henry Schein, Inc.
(a) (b)
...................... 24,832 2,006,674
Humana, Inc. ........................... 23,094 12,251,136
Laboratory Corp. of America Holdings ........... 16,187 3,669,755
Patterson Companies, Inc. .................. 15,944 432,242
Pediatrix Medical Group, Inc.
(b)
................ 14,684 210,422
Quest Diagnostics, Inc. ..................... 20,809 2,888,497
Select Medical Holdings Corp. ................ 19,428 592,554
84,345,666
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 98,134 2,156,004
Ventas, Inc. ............................ 72,682 3,492,370
Welltower, Inc. ........................... 86,329 6,838,983
12,487,357
a
Health Care Technology  —  0 .0%
Teladoc Health, Inc.
(a) (b)
..................... 29,411 780,274
a
Hotel & Resort REITs  —  0 .1%
Host Hotels & Resorts, Inc. .................. 129,585 2,095,389
a
Hotels, Restaurants & Leisure  —  3 .1%
Aramark ............................... 42,390 1,470,933
Booking Holdings, Inc.
(b)
.................... 7,075 19,005,643
Choice Hotels International, Inc. ............... 6,330 807,202
Darden Restaurants, Inc. ................... 22,322 3,391,381
Domino's Pizza, Inc. ....................... 6,459 2,050,539
Hilton Worldwide Holdings, Inc. ............... 49,411 7,116,172
Jack in the Box, Inc. ....................... 3,779 350,276
Marriott International, Inc. , Class A ............. 49,167 8,325,940
McDonald's Corp. ........................ 133,624 39,519,298
Royal Caribbean Cruises Ltd.
(b)
............... 41,719 2,729,674
Starbucks Corp. .......................... 209,403 23,932,669
Vail Resorts, Inc. ......................... 7,281 1,751,226
110,450,953
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 4,150 115,910
Garmin Ltd. ............................. 27,966 2,745,422
La-Z-Boy, Inc. ........................... 7,331 210,620
Meritage Homes Corp. ..................... 6,528 835,910
Mohawk Industries, Inc.
(b)
................... 9,275 982,223
Newell Brands, Inc. ....................... 72,127 876,343
Whirlpool Corp. .......................... 9,936 1,386,966
7,153,394
a
Household Products  —  2 .7%
Church & Dwight Co., Inc. ................... 44,530 4,324,754
Clorox Co. (The) ......................... 22,420 3,713,200
Colgate-Palmolive Co. ..................... 144,966 11,568,287
Kimberly-Clark Corp. ...................... 61,546 8,917,400
Procter & Gamble Co. (The) ................. 432,326 67,607,140
96,130,781
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 7,975 684,335
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 100,840 10,711,225
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 168,409 21,093,227
a
Security Shares Value
a
Insurance  —  2 .5%
Allstate Corp. (The) ....................... 48,451 $ 5,608,688
Arthur J Gallagher & Co. .................... 38,404 7,990,336
Chubb Ltd. ............................. 75,721 15,262,325
Hartford Financial Services Group, Inc. (The) ...... 58,126 4,126,365
Lincoln National Corp. ..................... 30,921 671,913
Loews Corp. ............................ 36,745 2,115,410
Marsh & McLennan Companies, Inc. ............ 90,493 16,305,934
Principal Financial Group, Inc. ................ 44,547 3,327,215
Progressive Corp. (The) .................... 106,741 14,559,472
Prudential Financial, Inc. .................... 67,246 5,850,402
Travelers Companies, Inc. (The) ............... 42,825 7,757,320
Willis Towers Watson PLC ................... 19,746 4,573,174
88,148,554
a
Interactive Media & Services  —  6 .4%
Alphabet, Inc. , Class A
(b)
.................... 1,089,712 116,969,686
Alphabet, Inc. , Class C , NVS
(b)
................ 999,294 108,143,597
ZoomInfo Technologies, Inc.
(b)
................ 48,114 1,054,178
226,167,461
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 114,954 32,220,457
Akamai Technologies, Inc.
(b)
.................. 28,851 2,364,916
Cognizant Technology Solutions Corp. , Class A ..... 93,758 5,598,290
International Business Machines Corp. .......... 164,947 20,850,950
Okta, Inc. , Class A
(b)
....................... 27,616 1,892,525
62,927,138
a
Leisure Products  —  0 .1%
Hasbro, Inc. ............................ 24,219 1,434,249
Mattel, Inc.
(b)
............................ 64,346 1,158,228
Topgolf Callaway Brands Corp.
(b)
.............. 25,646 568,572
3,161,049
a
Life Sciences Tools & Services  —  1 .9%
Agilent Technologies, Inc. ................... 53,723 7,275,706
Bio-Techne Corp. ......................... 28,819 2,302,062
Danaher Corp.
(a)
......................... 126,167 29,890,224
Illumina, Inc.
(b)
........................... 28,660 5,891,349
IQVIA Holdings, Inc.
(b)
...................... 33,964 6,393,044
Mettler-Toledo International, Inc.
(b)
............. 4,066 6,064,439
Waters Corp.
(b)
.......................... 10,810 3,246,891
West Pharmaceutical Services, Inc. ............ 13,511 4,880,714
65,944,429
a
Machinery  —  3 .2%
AGCO Corp. ............................ 11,685 1,448,239
Caterpillar, Inc. .......................... 94,945 20,773,966
Cummins, Inc. ........................... 25,731 6,047,814
Deere & Co. ............................ 52,310 19,774,226
Dover Corp. ............................ 25,651 3,749,150
Flowserve Corp. ......................... 24,306 811,577
Fortive Corp. ............................ 61,090 3,854,168
Graco, Inc. ............................. 30,845 2,445,700
IDEX Corp. ............................. 13,778 2,842,677
Illinois Tool Works, Inc. ..................... 56,044 13,559,286
Ingersoll Rand, Inc. ....................... 74,152 4,228,147
Lincoln Electric Holdings, Inc. ................ 10,009 1,679,510
Middleby Corp. (The)
(b)
..................... 9,259 1,304,408
PACCAR, Inc. ........................... 94,964 7,092,861
Parker-Hannifin Corp. ...................... 23,398 7,601,542
Pentair PLC ............................ 29,882 1,735,547
Snap-on, Inc. ........................... 9,650 2,503,307
Stanley Black & Decker, Inc. ................. 26,930 2,325,136
Tennant Co. ............................ 2,972 227,120
Timken Co. (The) ......................... 12,048 925,889

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ....... 31,484 $ 3,075,042
Xylem, Inc. ............................. 32,888 3,415,090
111,420,402
a
Media  —  0 .2%
Cable One, Inc. .......................... 912 691,670
John Wiley & Sons, Inc. , Class A .............. 8,139 313,921
New York Times Co. (The) , Class A ............. 29,867 1,187,213
Omnicom Group, Inc. ...................... 37,369 3,384,511
Scholastic Corp. ......................... 5,634 216,740
5,794,055
a
Metals & Mining  —  0 .2%
Compass Minerals International, Inc. ............ 6,119 200,275
Newmont Corp. .......................... 144,666 6,857,168
Schnitzer Steel Industries, Inc. , Class A .......... 4,840 139,828
7,197,271
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 12,983 572,161
Consolidated Edison, Inc. ................... 64,810 6,381,841
Sempra Energy .......................... 57,329 8,914,086
15,868,088
a
Office REITs  —  0 .1%
Boston Properties, Inc. ..................... 27,305 1,456,995
Corporate Office Properties Trust .............. 21,134 483,757
1,940,752
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 40,778 6,239,034
HF Sinclair Corp. ......................... 27,514 1,213,642
Marathon Petroleum Corp. .................. 85,358 10,413,676
ONEOK, Inc. ............................ 81,655 5,341,054
Phillips 66 .............................. 86,349 8,548,551
Valero Energy Corp. ....................... 70,412 8,074,144
Williams Companies, Inc. (The) ............... 221,939 6,715,874
46,545,975
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc.
(b)
...................... 28,973 994,064
Southwest Airlines Co. ..................... 26,832 812,741
1,806,805
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 42,186 10,408,130
a
Pharmaceuticals  —  2 .7%
Bristol-Myers Squibb Co. .................... 387,893 25,899,616
Jazz Pharmaceuticals PLC
(b)
................. 11,435 1,606,274
Merck & Co., Inc. ......................... 462,559 53,411,688
Zoetis, Inc. , Class A ....................... 85,032 14,946,925
95,864,503
a
Professional Services  —  0 .7%
ASGN, Inc.
(b)
............................ 9,001 644,382
Automatic Data Processing, Inc. ............... 75,680 16,649,600
Exponent, Inc. ........................... 9,042 832,316
Heidrick & Struggles International, Inc. .......... 3,351 84,144
ICF International, Inc. ...................... 3,555 405,270
Kelly Services, Inc. , Class A , NVS ............. 6,363 104,417
ManpowerGroup, Inc. ...................... 9,265 701,453
Paycom Software, Inc.
(b)
.................... 9,298 2,699,860
Resources Connection, Inc. .................. 6,528 95,243
Robert Half International, Inc. ................. 19,928 1,454,744
TransUnion ............................. 35,270 2,426,929
Security Shares Value
a
Professional Services (continued)
TrueBlue, Inc.
(b)
.......................... 6,454 $ 97,778
26,196,136
a
Real Estate Management & Development  —  0 .2%
Anywhere Real Estate, Inc.
(a) (b)
................ 20,933 133,343
CBRE Group, Inc. , Class A
(b)
................. 57,726 4,425,275
Jones Lang LaSalle, Inc.
(b)
................... 8,707 1,210,622
5,769,240
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 25,429 4,586,629
Equity Residential ........................ 65,667 4,153,438
UDR, Inc. .............................. 59,270 2,449,629
11,189,696
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,407 1,325,818
Macerich Co. (The) ....................... 38,886 388,471
Simon Property Group, Inc. .................. 59,649 6,759,425
8,473,714
a
Semiconductors & Semiconductor Equipment  —  7 .8%
Advanced Micro Devices, Inc.
(b)
............... 294,156 26,288,722
Analog Devices, Inc. ....................... 92,915 16,713,550
Applied Materials, Inc. ..................... 156,954 17,740,511
First Solar, Inc.
(b)
......................... 17,518 3,198,436
Intel Corp. ............................. 752,928 23,385,944
Lam Research Corp. ...................... 24,878 13,038,062
Microchip Technology, Inc. ................... 100,319 7,322,284
NVIDIA Corp. ........................... 448,802 124,538,067
NXP Semiconductors NV ................... 47,279 7,741,463
ON Semiconductor Corp.
(b)
.................. 79,012 5,685,704
Skyworks Solutions, Inc. .................... 29,211 3,093,445
Texas Instruments, Inc. ..................... 165,580 27,684,976
276,431,164
a
Software  —  17 .3%
Adobe, Inc.
(b)
............................ 84,816 32,023,129
ANSYS, Inc.
(b)
........................... 15,835 4,970,923
Autodesk, Inc.
(b)
.......................... 39,435 7,681,544
Black Knight, Inc.
(b)
........................ 28,349 1,548,989
Cadence Design Systems, Inc.
(b)
.............. 50,049 10,482,763
Fair Isaac Corp.
(b)
......................... 4,557 3,317,268
Fortinet, Inc.
(b)
........................... 121,335 7,650,172
Gen Digital, Inc. .......................... 106,558 1,882,880
Guidewire Software, Inc.
(b)
................... 14,125 1,076,184
HubSpot, Inc.
(a) (b)
......................... 8,437 3,551,555
Intuit, Inc. .............................. 48,689 21,615,482
Microsoft Corp. .......................... 1,291,991 396,977,155
Oracle Corp. ............................ 295,132 27,954,903
PTC, Inc.
(b)
............................. 20,317 2,555,675
RingCentral, Inc. , Class A
(b)
.................. 15,033 414,309
Roper Technologies, Inc. .................... 19,351 8,800,448
Salesforce, Inc.
(b)
......................... 182,440 36,190,623
ServiceNow, Inc.
(b)
........................ 36,925 16,964,084
Splunk, Inc.
(b)
........................... 29,535 2,547,098
Synopsys, Inc.
(b)
......................... 27,896 10,358,343
Teradata Corp.
(a) (b)
........................ 18,725 724,845
VMware, Inc. , Class A
(b)
.................... 38,777 4,848,288
Workday, Inc. , Class A
(b)
.................... 36,752 6,841,017
610,977,677
a
Specialized REITs  —  1 .6%
American Tower Corp. ..................... 84,946 17,362,113
Crown Castle, Inc. ........................ 79,006 9,724,848
Digital Realty Trust, Inc. .................... 52,445 5,199,922

Schedule of Investments
(continued)
April 30, 2023
iShares
®
MSCI KLD 400 Social ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Specialized REITs (continued)
Equinix, Inc. ............................ 16,880 $ 12,222,470
Iron Mountain, Inc. ........................ 52,799 2,916,617
PotlatchDeltic Corp. ....................... 14,899 688,781
SBA Communications Corp. , Class A ............ 19,643 5,124,662
Weyerhaeuser Co. ........................ 133,834 4,002,975
57,242,388
a
Specialty Retail  —  2 .8%
AutoNation, Inc.
(b)
......................... 5,880 774,396
Best Buy Co., Inc. ........................ 37,162 2,769,312
Buckle, Inc. (The) ........................ 5,207 174,591
CarMax, Inc.
(a) (b)
.......................... 28,817 2,018,055
Foot Locker, Inc. ......................... 14,956 628,003
GameStop Corp. , Class A
(a) (b)
................. 46,711 901,055
Gap, Inc. (The) .......................... 35,870 344,352
Home Depot, Inc. (The) .................... 185,939 55,882,107
Lowe's Companies, Inc. .................... 110,323 22,928,429
ODP Corp. (The)
(b)
........................ 7,261 313,748
Signet Jewelers Ltd. ....................... 8,674 638,233
Tractor Supply Co. ........................ 20,121 4,796,846
Ulta Beauty, Inc.
(b)
........................ 9,366 5,164,693
97,333,820
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Dell Technologies, Inc. , Class C ............... 47,353 2,059,382
Hewlett Packard Enterprise Co. ............... 234,286 3,354,976
HP, Inc. ............................... 183,789 5,460,371
Seagate Technology Holdings PLC ............. 35,603 2,092,388
Xerox Holdings Corp. ...................... 21,532 337,406
13,304,523
a
Textiles, Apparel & Luxury Goods  —  1 .0%
Capri Holdings Ltd.
(b)
...................... 23,533 976,620
Columbia Sportswear Co. ................... 6,245 521,707
Deckers Outdoor Corp.
(b)
.................... 4,842 2,320,964
Hanesbrands, Inc. ........................ 65,063 340,930
Nike, Inc. , Class B ........................ 229,814 29,122,030
PVH Corp. ............................. 11,835 1,015,561
Under Armour, Inc. , Class A
(b)
................. 33,813 299,921
Under Armour, Inc. , Class C
(b)
................ 34,492 277,316
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
VF Corp. .............................. 60,850 $ 1,430,584
Wolverine World Wide, Inc. .................. 14,630 244,906
36,550,539
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 19,335 777,654
Applied Industrial Technologies, Inc. ............ 7,132 967,527
Fastenal Co. ............................ 104,687 5,636,348
Ferguson PLC ........................... 37,974 5,347,498
United Rentals, Inc. ....................... 12,664 4,573,097
WW Grainger, Inc. ........................ 8,312 5,781,578
23,083,702
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 35,229 5,222,699
Essential Utilities, Inc. ...................... 45,680 1,950,536
7,173,235
a
Total Long-Term Investments — 99.6%
(Cost: $ 3,009,030,107 ) ............................... 3,522,739,321
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 18,341,541 18,347,044
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 10,014,471 10,014,471
a
Total Short-Term Securities — 0.8%
(Cost: $ 28,358,472 ) ................................. 28,361,515
Total Investments — 100.4%
(Cost: $ 3,037,388,579 ) ............................... 3,551,100,836
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (14,635,601)
Net Assets — 100.0% ................................. $ 3,536,465,235
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 25,429,018 $ — $ (7,090,878)
(a)
$ 5,288 $ 3,616 $ 18,347,044 18,341,541 $ 315,977
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,630,000 7,384,471
(a)
— — — 10,014,471 10,014,471 268,289 7
BlackRock, Inc. ... 17,745,909 2,610,028 (3,553,561) 1,257,305 334,555 18,394,236 27,405 583,218 —
$ 1,262,593 $ 338,171
$ 46,755,751
$ 1,167,484 $ 7

iShares
®
MSCI KLD 400 Social ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 62 06/16/23 $ 12,984 $ 694,207
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 694,207 $ — $ — $ — $ 694,207
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (381,539) $ — $ — $ — $ (381,539)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 973,048 $ — $ — $ — $ 973,048
Futures contracts
Average notional value of contracts — long ................................................................................... $ 12,047,675
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
MSCI KLD 400 Social ETF

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,522,739,321  $ —  $ —  $ 3,522,739,321
Short-Term Securities
Money Market Funds ...................................... 28,361,515  —  —  28,361,515
$ 3,551,100,836  $ —  $ —  $ 3,551,100,836
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 694,207  $ —  $ —  $ 694,207
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .4%
L3Harris Technologies, Inc. .................. 72,680 $ 14,183,502
a
Air Freight & Logistics  —  1 .8%
CH Robinson Worldwide, Inc. ................ 145,007 14,626,856
Expeditors International of Washington, Inc. ....... 376,066 42,811,353
57,438,209
a
Automobile Components  —  0 .4%
Aptiv PLC
(a)
............................. 119,209 12,261,838
a
Automobiles  —  1 .4%
Lucid Group, Inc.
(a) (b)
....................... 304,979 2,421,534
Rivian Automotive, Inc. , Class A
(a) (b)
............. 196,671 2,521,322
Tesla, Inc.
(a)
............................. 238,397 39,171,011
44,113,867
a
Banks  —  1 .4%
Huntington Bancshares, Inc. ................. 1,500,239 16,802,677
PNC Financial Services Group, Inc. (The) ........ 43,141 5,619,115
Regions Financial Corp. .................... 1,141,698 20,847,405
Truist Financial Corp. ...................... 107,517 3,502,904
46,772,101
a
Beverages  —  3 .9%
Coca-Cola Co. (The) ...................... 1,002,675 64,321,601
Keurig Dr Pepper, Inc. ..................... 186,359 6,093,939
PepsiCo, Inc. ........................... 295,632 56,433,193
126,848,733
a
Biotechnology  —  2 .0%
Amgen, Inc. ............................ 105,281 25,240,067
Biogen, Inc.
(a)
........................... 28,012 8,522,091
Gilead Sciences, Inc. ...................... 308,917 25,396,067
Vertex Pharmaceuticals, Inc.
(a)
................ 17,398 5,928,020
65,086,245
a
Broadline Retail  —  0 .2%
MercadoLibre, Inc.
(a)
....................... 5,354 6,839,681
a
Building Products  —  3 .4%
Carrier Global Corp. ....................... 127,289 5,323,226
Fortune Brands Innovations, Inc. .............. 248,395 16,068,672
Johnson Controls International PLC ............ 779,189 46,626,670
Owens Corning .......................... 75,969 8,114,249
Trane Technologies PLC .................... 183,220 34,044,108
110,176,925
a
Capital Markets  —  3 .8%
Bank of New York Mellon Corp. (The) ........... 389,731 16,598,643
BlackRock, Inc.
(c)
......................... 8,872 5,954,886
FactSet Research Systems, Inc. ............... 14,995 6,173,292
Invesco Ltd. ............................ 299,129 5,124,080
Moody's Corp. ........................... 51,343 16,076,520
Morgan Stanley .......................... 380,715 34,252,928
Nasdaq, Inc. ............................ 55,484 3,072,149
Northern Trust Corp. ....................... 147,857 11,556,503
S&P Global, Inc. ......................... 53,058 19,237,770
State Street Corp. ........................ 60,376 4,362,770
122,409,541
a
Chemicals  —  2 .4%
Ecolab, Inc. ............................ 262,312 44,026,446
International Flavors & Fragrances, Inc. .......... 77,657 7,529,623
Linde PLC ............................. 42,376 15,655,813
Mosaic Co. (The) ......................... 198,738 8,515,923
Security Shares Value
a
Chemicals (continued)
PPG Industries, Inc. ....................... 25,354 $ 3,556,152
79,283,957
a
Communications Equipment  —  1 .0%
Cisco Systems, Inc. ....................... 574,142 27,128,210
Motorola Solutions, Inc. .................... 17,658 5,145,541
32,273,751
a
Construction & Engineering  —  0 .2%
Quanta Services, Inc. ...................... 34,147 5,792,697
a
Consumer Finance  —  0 .9%
American Express Co. ..................... 160,238 25,852,799
Synchrony Financial ....................... 132,094 3,898,094
29,750,893
a
Consumer Staples Distribution & Retail  —  0 .9%
Costco Wholesale Corp. .................... 16,298 8,201,479
Kroger Co. (The) ......................... 157,335 7,651,201
Target Corp. ............................ 78,541 12,389,843
28,242,523
a
Containers & Packaging  —  0 .5%
Amcor PLC ............................. 877,821 9,629,696
Ball Corp. .............................. 102,727 5,463,022
15,092,718
a
Distributors  —  0 .5%
LKQ Corp. ............................. 267,171 15,423,782
a
Diversified Telecommunication Services  —  0 .6%
Verizon Communications, Inc. ................ 535,077 20,777,040
a
Electric Utilities  —  0 .7%
Eversource Energy ....................... 292,499 22,700,847
a
Electronic Equipment, Instruments & Components  —  0 .5%
Keysight Technologies, Inc.
(a)
................. 69,237 10,014,440
Trimble, Inc.
(a)
........................... 163,442 7,698,118
17,712,558
a
Energy Equipment & Services  —  1 .6%
Baker Hughes Co. , Class A .................. 536,605 15,690,330
Halliburton Co. .......................... 615,208 20,148,062
Schlumberger Ltd. ........................ 352,316 17,386,795
53,225,187
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 95,513 12,156,895
Walt Disney Co. (The)
(a)
.................... 265,963 27,261,207
39,418,102
a
Financial Services  —  2 .4%
Fidelity National Information Services, Inc. ........ 107,134 6,290,908
Mastercard, Inc. , Class A .................... 82,550 31,371,477
PayPal Holdings, Inc.
(a)
..................... 77,704 5,905,504
Visa, Inc. , Class A
(b)
....................... 143,273 33,343,925
76,911,814
a
Food Products  —  3 .7%
Bunge Ltd. ............................. 225,284 21,086,582
General Mills, Inc. ........................ 480,265 42,565,887
Kellogg Co. ............................. 633,005 44,164,759
McCormick & Co., Inc. , NVS ................. 152,562 13,402,572
121,219,800
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
MSCI USA ESG Select ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Gas Utilities  —  0 .3%
UGI Corp. .............................. 248,264 $ 8,411,184
a
Health Care Equipment & Supplies  —  2 .8%
Cooper Companies, Inc. (The)
(b)
............... 13,271 5,062,223
Dexcom, Inc.
(a)
.......................... 62,814 7,621,851
Edwards Lifesciences Corp.
(a)
................ 205,640 18,092,207
Hologic, Inc.
(a)
........................... 106,509 9,160,839
IDEXX Laboratories, Inc.
(a)
................... 37,476 18,444,188
Insulet Corp.
(a)
........................... 43,672 13,889,443
ResMed, Inc. ........................... 30,160 7,267,354
STERIS PLC ............................ 59,460 11,211,183
90,749,288
a
Health Care Providers & Services  —  2 .3%
DaVita, Inc.
(a)
............................ 62,915 5,684,999
Elevance Health, Inc. ...................... 55,920 26,206,908
HCA Healthcare, Inc. ...................... 29,892 8,588,868
Humana, Inc. ........................... 13,290 7,050,212
Laboratory Corp. of America Holdings ........... 23,002 5,214,784
Molina Healthcare, Inc.
(a)
.................... 11,066 3,296,451
Quest Diagnostics, Inc. ..................... 126,148 17,510,604
73,552,826
a
Health Care REITs  —  0 .8%
Healthpeak Properties, Inc. .................. 354,911 7,797,395
Ventas, Inc. ............................ 103,688 4,982,208
Welltower, Inc. ........................... 187,916 14,886,706
27,666,309
a
Hotels, Restaurants & Leisure  —  0 .6%
Hilton Worldwide Holdings, Inc. ............... 77,582 11,173,359
Vail Resorts, Inc. ......................... 36,969 8,891,784
20,065,143
a
Household Products  —  2 .0%
Clorox Co. (The) ......................... 29,945 4,959,491
Colgate-Palmolive Co. ..................... 274,212 21,882,118
Kimberly-Clark Corp. ...................... 146,611 21,242,468
Procter & Gamble Co. (The) ................. 120,101 18,781,394
66,865,471
a
Industrial Conglomerates  —  0 .9%
3M Co. ................................ 268,448 28,514,547
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 54,127 6,779,407
a
Insurance  —  1 .6%
Marsh & McLennan Companies, Inc. ............ 79,036 14,241,497
Prudential Financial, Inc. .................... 287,388 25,002,756
Travelers Companies, Inc. (The) ............... 78,233 14,171,125
53,415,378
a
Interactive Media & Services  —  3 .0%
Alphabet, Inc. , Class A
(a)
.................... 505,854 54,298,368
Alphabet, Inc. , Class C , NVS
(a)
................ 338,498 36,632,254
ZoomInfo Technologies, Inc.
(a)
................ 253,562 5,555,543
96,486,165
a
IT Services  —  2 .0%
Accenture PLC , Class A .................... 115,900 32,485,611
International Business Machines Corp. .......... 162,393 20,528,099
Okta, Inc. , Class A
(a)
....................... 62,705 4,297,174
Snowflake, Inc. , Class A
(a) (b)
.................. 20,034 2,966,635
Twilio, Inc. , Class A
(a) (b)
..................... 120,510 6,340,031
66,617,550
a
Security Shares Value
a
Leisure Products  —  0 .8%
Hasbro, Inc. ............................ 417,433 $ 24,720,382
a
Life Sciences Tools & Services  —  3 .7%
Agilent Technologies, Inc. ................... 262,219 35,512,319
Avantor, Inc.
(a)
........................... 180,678 3,519,607
Danaher Corp. .......................... 99,176 23,495,786
Illumina, Inc.
(a) (b)
.......................... 19,998 4,110,789
Mettler-Toledo International, Inc.
(a)
............. 8,890 13,259,435
Waters Corp.
(a)
.......................... 85,346 25,634,525
West Pharmaceutical Services, Inc. ............ 45,161 16,313,960
121,846,421
a
Machinery  —  2 .4%
Caterpillar, Inc. .......................... 13,169 2,881,377
Cummins, Inc. ........................... 83,386 19,599,046
Deere & Co. ............................ 8,048 3,042,305
Pentair PLC ............................ 468,789 27,227,265
Xylem, Inc. ............................. 245,282 25,470,083
78,220,076
a
Media  —  0 .2%
Interpublic Group of Companies, Inc. (The) ....... 204,555 7,308,750
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 167,533 7,941,064
Nucor Corp. ............................ 24,013 3,558,247
11,499,311
a
Multi-Utilities  —  0 .3%
Consolidated Edison, Inc. ................... 69,848 6,877,932
Sempra Energy .......................... 20,591 3,201,695
10,079,627
a
Oil, Gas & Consumable Fuels  —  2 .7%
Cheniere Energy, Inc. ...................... 173,429 26,534,637
Kinder Morgan, Inc. , Class P ................. 178,866 3,067,552
ONEOK, Inc. ............................ 743,030 48,601,592
Valero Energy Corp. ....................... 86,914 9,966,429
88,170,210
a
Pharmaceuticals  —  2 .6%
Eli Lilly & Co. ........................... 58,770 23,264,692
Merck & Co., Inc. ......................... 274,471 31,693,166
Zoetis, Inc. , Class A ....................... 169,514 29,797,171
84,755,029
a
Professional Services  —  1 .4%
Automatic Data Processing, Inc. ............... 195,483 43,006,260
Robert Half International, Inc. ................. 53,114 3,877,322
46,883,582
a
Real Estate Management & Development  —  0 .8%
CBRE Group, Inc. , Class A
(a)
................. 356,795 27,351,905
a
Semiconductors & Semiconductor Equipment  —  6 .8%
Advanced Micro Devices, Inc.
(a)
............... 76,065 6,797,929
Applied Materials, Inc. ..................... 215,419 24,348,810
First Solar, Inc.
(a) (b)
........................ 19,642 3,586,236
Intel Corp. ............................. 583,991 18,138,761
Lam Research Corp. ...................... 28,285 14,823,603
Marvell Technology, Inc.
(b)
................... 71,108 2,807,344
NVIDIA Corp. ........................... 308,145 85,507,156
NXP Semiconductors NV ................... 67,818 11,104,519
QUALCOMM, Inc. ........................ 50,324 5,877,843
Texas Instruments, Inc. ..................... 285,926 47,806,827
220,799,028
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 112,779 $ 42,580,839
ANSYS, Inc.
(a)
........................... 31,096 9,761,656
Autodesk, Inc.
(a)
.......................... 90,305 17,590,511
Cadence Design Systems, Inc.
(a)
.............. 115,917 24,278,816
HubSpot, Inc.
(a)
.......................... 12,253 5,157,900
Intuit, Inc. .............................. 62,279 27,648,762
Microsoft Corp. .......................... 618,768 190,122,655
PTC, Inc.
(a)
............................. 31,496 3,961,882
Salesforce, Inc.
(a)
......................... 164,466 32,625,121
ServiceNow, Inc.
(a)
........................ 39,620 18,202,220
Splunk, Inc.
(a)
........................... 40,460 3,489,271
VMware, Inc. , Class A
(a)
.................... 34,540 4,318,536
Workday, Inc. , Class A
(a) (b)
................... 64,965 12,092,585
391,830,754
a
Specialized REITs  —  1 .4%
American Tower Corp. ..................... 79,885 16,327,695
Crown Castle, Inc. ........................ 46,090 5,673,218
Equinix, Inc. ............................ 28,026 20,293,066
Iron Mountain, Inc. ........................ 81,778 4,517,417
46,811,396
a
Specialty Retail  —  3 .3%
Best Buy Co., Inc. ........................ 258,530 19,265,656
Home Depot, Inc. (The) .................... 185,258 55,677,439
Lowe's Companies, Inc. .................... 123,971 25,764,893
Tractor Supply Co. ........................ 22,703 5,412,395
106,120,383
a
Technology Hardware, Storage & Peripherals  —  6 .2%
Apple, Inc. ............................. 1,033,291 175,328,817
Hewlett Packard Enterprise Co. ............... 1,415,981 20,276,848
HP, Inc. ............................... 251,594 7,474,858
203,080,523
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Lululemon Athletica, Inc.
(a)
................... 10,368 $ 3,939,114
VF Corp. .............................. 169,000 3,973,190
7,912,304
a
Trading Companies & Distributors  —  2 .2%
Ferguson PLC ........................... 193,133 27,196,989
WW Grainger, Inc. ........................ 64,155 44,624,293
71,821,282
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,236,173,315 ) ............................... 3,252,290,542
a
Short-Term Securities
Money Market Funds  —  0 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 20,901,024 20,907,295
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 4,450,515 4,450,515
a
Total Short-Term Securities — 0.8%
(Cost: $ 25,351,775 ) ................................. 25,357,810
Total Investments — 100.5%
(Cost: $ 3,261,525,090 ) ............................... 3,277,648,352
Liabilities in Excess of Other Assets — ( 0 .5 ) % ............... (17,620,524)
Net Assets — 100.0% ................................. $ 3,260,027,828
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 14,194,811 $ 6,708,877
(a)
$ — $ 3,444 $ 163 $ 20,907,295 20,901,024 $ 368,152
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,900,000 — (4,449,485)
(a)
— — 4,450,515 4,450,515 191,024 5
BlackRock, Inc. .. 47,282,029 2,803,690 (48,748,345) (3,149,122) 7,766,634 5,954,886 8,872 1,119,247 —
$ (3,145,678) $ 7,766,797
$ 31,312,696
$ 1,678,423 $ 5
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
MSCI USA ESG Select ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 35 06/16/23 $ 7,330 $ 290,094
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 290,094 $ — $ — $ — $ 290,094
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (858,705) $ — $ — $ — $ (858,705)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 599,604 $ — $ — $ — $ 599,604
Futures contracts
Average notional value of contracts — long ................................................................................... $ 8,867,163
a

iShares
®
MSCI USA ESG Select ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,252,290,542  $ —  $ —  $ 3,252,290,542
Short-Term Securities
Money Market Funds ...................................... 25,357,810  —  —  25,357,810
$ 3,277,648,352  $ —  $ —  $ 3,277,648,352
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 290,094  $ —  $ —  $ 290,094
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Basic Materials ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Hexcel Corp. ............................ 107,673 $ 7,761,070
a
Chemicals  —  63 .0%
Air Products and Chemicals, Inc. .............. 249,590 73,469,312
Albemarle Corp. ......................... 135,812 25,187,694
Ashland, Inc. ............................ 65,091 6,613,897
Celanese Corp. .......................... 139,172 14,785,633
CF Industries Holdings, Inc. .................. 251,628 18,011,532
Chemours Co. (The) ....................... 189,307 5,503,154
Dow, Inc. .............................. 757,257 41,194,781
Eastman Chemical Co. ..................... 153,690 12,951,456
Ecolab, Inc. ............................ 289,437 48,579,106
Element Solutions, Inc. ..................... 289,819 5,260,215
FMC Corp. ............................. 161,869 20,003,771
Huntsman Corp. ......................... 234,301 6,276,924
International Flavors & Fragrances, Inc. .......... 323,533 31,369,760
Linde PLC ............................. 536,870 198,346,621
LyondellBasell Industries NV , Class A ........... 318,182 30,103,199
Mosaic Co. (The) ......................... 437,066 18,728,278
NewMarket Corp. ......................... 7,376 2,947,450
Olin Corp. .............................. 156,662 8,679,075
Scotts Miracle-Gro Co. (The) , Class A ........... 51,793 3,460,290
Westlake Corp. .......................... 42,359 4,819,607
576,291,755
a
Containers & Packaging  —  3 .6%
Avery Dennison Corp. ...................... 104,630 18,255,842
International Paper Co. ..................... 456,442 15,112,795
33,368,637
a
Machinery  —  0 .7%
Timken Co. (The) ......................... 78,594 6,039,949
a
Metals & Mining  —  26 .1%
Alcoa Corp. ............................. 227,178 8,437,391
Cleveland-Cliffs, Inc.
(a)
..................... 656,653 10,099,323
Freeport-McMoRan, Inc. .................... 1,616,828 61,293,949
MP Materials Corp. , Class A
(a) (b)
............... 116,424 2,522,908
Security Shares Value
a
Metals & Mining (continued)
Newmont Corp. .......................... 891,274 $ 42,246,388
Nucor Corp. ............................ 296,197 43,890,471
Reliance Steel & Aluminum Co. ............... 75,042 18,595,408
Royal Gold, Inc.
(b)
......................... 84,202 11,151,713
Southern Copper Corp. ..................... 109,758 8,432,707
SSR Mining, Inc. ......................... 264,931 3,793,812
Steel Dynamics, Inc. ....................... 212,496 22,088,959
United States Steel Corp. ................... 288,519 6,601,315
239,154,344
a
Specialty Retail  —  0 .8%
Valvoline, Inc. ........................... 220,674 7,624,287
a
Trading Companies & Distributors  —  4 .7%
Fastenal Co. ............................ 662,622 35,675,568
Univar Solutions, Inc.
(a)
..................... 206,607 7,334,549
43,010,117
a
Total Long-Term Investments — 99.8%
(Cost: $ 972,770,618 ) ................................ 913,250,159
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 7,524,501 7,526,758
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 1,207,959 1,207,959
a
Total Short-Term Securities — 0.9%
(Cost: $ 8,731,031 ) .................................. 8,734,717
Total Investments — 100.7%
(Cost: $ 981,501,649 ) ................................ 921,984,876
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (6,543,815)
Net Assets — 100.0% ................................. $ 915,441,061
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ — $ 7,513,917
(a)
$ — $ 9,155 $ 3,686 $ 7,526,758 7,524,501 $ 33,808
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,980,000 — (772,041)
(a)
— — 1,207,959 1,207,959 38,138 1
$ 9,155 $ 3,686
$ 8,734,717
$ 71,946 $ 1

iShares
®
U.S. Basic Materials ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Materials Select Sector Index ......................................................... 23 06/16/23 $ 1,971 $ 43,776
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 43,776 $ — $ — $ — $ 43,776
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (577,961) $ — $ — $ — $ (577,961)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 58,347 $ — $ — $ — $ 58,347
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,968,448
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Basic Materials ETF

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 913,250,159  $ —  $ —  $ 913,250,159
Short-Term Securities
Money Market Funds ...................................... 8,734,717  —  —  8,734,717
$ 921,984,876  $ —  $ —  $ 921,984,876
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 43,776  $ —  $ —  $ 43,776
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  1 .1%
Aptiv PLC
(a)
............................. 38,537 $ 3,963,916
BorgWarner, Inc. ......................... 33,263 1,600,948
Gentex Corp. ........................... 33,486 923,879
Lear Corp. ............................. 8,382 1,070,046
QuantumScape Corp. , Class A
(a) (b)
............. 36,740 257,180
7,815,969
a
Automobiles  —  9 .2%
Ford Motor Co. .......................... 562,256 6,679,601
General Motors Co. ....................... 198,418 6,555,731
Harley-Davidson, Inc. ...................... 19,174 711,356
Lucid Group, Inc.
(a) (b)
....................... 82,776 657,242
Rivian Automotive, Inc. , Class A
(a) (b)
............. 74,071 949,590
Tesla, Inc.
(a)
............................. 291,230 47,852,001
Thor Industries, Inc. ....................... 7,356 581,271
63,986,792
a
Broadline Retail  —  15 .3%
Amazon.com, Inc.
(a)
....................... 945,708 99,724,909
eBay, Inc. .............................. 77,401 3,593,728
Etsy, Inc.
(a) (b)
............................ 17,821 1,800,456
Kohl's Corp. ............................ 15,670 345,210
Macy's, Inc. ............................ 38,405 627,538
Nordstrom, Inc. .......................... 16,066 248,380
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
.......... 8,893 580,268
106,920,489
a
Commercial Services & Supplies  —  1 .0%
Copart, Inc.
(a)
........................... 60,762 4,803,236
Driven Brands Holdings, Inc.
(a) (b)
............... 8,928 274,090
Ritchie Bros Auctioneers, Inc. ................ 10,019 572,987
Rollins, Inc. ............................. 33,021 1,395,137
7,045,450
a
Consumer Staples Distribution & Retail  —  11 .5%
BJ's Wholesale Club Holdings, Inc.
(a)
............ 19,096 1,458,361
Costco Wholesale Corp. .................... 55,449 27,903,046
Dollar General Corp. ...................... 32,151 7,120,160
Dollar Tree, Inc.
(a)
......................... 29,763 4,574,871
Target Corp. ............................ 66,081 10,424,278
Walmart, Inc. ............................ 188,442 28,449,089
79,929,805
a
Distributors  —  1 .1%
Genuine Parts Co. ........................ 19,792 3,331,192
LKQ Corp. ............................. 35,630 2,056,920
Pool Corp. ............................. 5,422 1,904,857
7,292,969
a
Diversified Consumer Services  —  0 .5%
Bright Horizons Family Solutions, Inc.
(a)
.......... 8,194 623,727
Grand Canyon Education, Inc.
(a)
............... 4,369 518,600
H&R Block, Inc. .......................... 21,682 735,237
Mister Car Wash, Inc.
(a) (b)
.................... 11,113 98,017
Service Corp. International .................. 21,318 1,496,310
3,471,891
a
Entertainment  —  11 .3%
Activision Blizzard, Inc.
(a)
.................... 110,801 8,610,346
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
..... 73,703 405,366
Electronic Arts, Inc. ....................... 38,962 4,959,083
Liberty Media Corp.-Liberty Formula One , Series A
(a)
. 2,956 191,490
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 28,598 2,064,489
Security Shares Value
a
Entertainment (continued)
Live Nation Entertainment, Inc.
(a) (b)
............. 22,229 $ 1,506,682
Madison Square Garden Sports Corp. , Class A ..... 2,656 532,528
Netflix, Inc.
(a)
............................ 62,460 20,607,428
Playtika Holding Corp.
(a)
.................... 12,755 127,550
ROBLOX Corp. , Class A
(a)
................... 63,771 2,270,248
Spotify Technology SA
(a) (b)
................... 19,953 2,665,721
Take-Two Interactive Software, Inc.
(a)
............ 23,555 2,927,651
Walt Disney Co. (The)
(a)
.................... 259,979 26,647,847
Warner Bros Discovery, Inc. , Series A
(a)
.......... 336,297 4,577,002
World Wrestling Entertainment, Inc. , Class A
(b)
..... 6,136 657,595
78,751,026
a
Ground Transportation  —  1 .5%
Avis Budget Group, Inc.
(a)
................... 3,638 642,725
Hertz Global Holdings, Inc.
(a)
................. 25,973 433,230
Lyft, Inc. , Class A
(a)
........................ 46,458 476,195
Uber Technologies, Inc.
(a)
................... 273,781 8,500,900
U-Haul Holding Co. ....................... 1,244 75,959
U-Haul Holding Co. , Series N , NVS ............. 11,542 624,422
10,753,431
a
Hotels, Restaurants & Leisure  —  17 .8%
Airbnb, Inc. , Class A
(a) (b)
..................... 53,517 6,404,379
Aramark ............................... 33,520 1,163,144
Booking Holdings, Inc.
(a)
.................... 5,538 14,876,785
Boyd Gaming Corp. ....................... 10,882 755,211
Caesars Entertainment, Inc.
(a)
................ 29,238 1,324,189
Carnival Corp.
(a) (b)
......................... 139,040 1,280,559
Chipotle Mexican Grill, Inc.
(a)
................. 3,919 8,103,003
Choice Hotels International, Inc. ............... 4,585 584,679
Churchill Downs, Inc. ...................... 5,087 1,488,100
Darden Restaurants, Inc. ................... 17,452 2,651,482
Domino's Pizza, Inc. ....................... 5,029 1,596,557
DraftKings, Inc. , Class A
(a) (b)
.................. 50,440 1,105,140
Expedia Group, Inc.
(a)
...................... 21,020 1,975,039
Hilton Worldwide Holdings, Inc. ............... 37,418 5,388,940
Hyatt Hotels Corp. , Class A
(a)
................. 6,747 771,182
Las Vegas Sands Corp.
(a)
................... 47,149 3,010,464
Marriott International, Inc. , Class A ............. 37,857 6,410,704
Marriott Vacations Worldwide Corp. ............. 5,326 716,667
McDonald's Corp. ........................ 97,944 28,966,938
MGM Resorts International .................. 45,130 2,027,240
Norwegian Cruise Line Holdings Ltd.
(a) (b)
......... 59,601 795,673
Penn Entertainment, Inc.
(a) (b)
................. 22,018 655,916
Planet Fitness, Inc. , Class A
(a)
................ 11,893 988,784
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 31,393 2,054,044
Six Flags Entertainment Corp.
(a)
............... 10,668 258,912
Starbucks Corp. .......................... 163,613 18,699,330
Travel + Leisure Co. ....................... 11,368 435,053
Vail Resorts, Inc. ......................... 5,735 1,379,382
Wendy's Co. (The) ........................ 24,303 537,096
Wyndham Hotels & Resorts, Inc. .............. 12,370 843,882
Wynn Resorts Ltd.
(a)
....................... 14,857 1,697,858
Yum! Brands, Inc. ........................ 40,203 5,651,738
124,598,070
a
Household Durables  —  2 .9%
DR Horton, Inc. .......................... 44,980 4,939,704
Garmin Ltd. ............................. 21,976 2,157,384
Leggett & Platt, Inc. ....................... 18,965 612,759
Lennar Corp. , Class A ...................... 35,745 4,032,393
Lennar Corp. , Class B ..................... 2,079 203,368
Newell Brands, Inc. ....................... 53,800 653,670
NVR, Inc.
(a)
............................. 416 2,429,440
PulteGroup, Inc. ......................... 32,305 2,169,281

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Consumer Discretionary ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Household Durables (continued)
Tempur Sealy International, Inc. ............... 23,700 $ 888,039
Toll Brothers, Inc. ......................... 15,713 1,004,218
Whirlpool Corp. .......................... 7,601 1,061,023
20,151,279
a
Interactive Media & Services  —  0 .0%
TripAdvisor, Inc.
(a)
........................ 14,628 259,355
a
Leisure Products  —  0 .5%
Hasbro, Inc. ............................ 18,727 1,109,013
Mattel, Inc.
(a)
............................ 50,096 901,728
Peloton Interactive, Inc. , Class A
(a) (b)
............ 43,924 390,045
Polaris, Inc. ............................. 7,845 852,359
YETI Holdings, Inc.
(a) (b)
..................... 12,289 484,801
3,737,946
a
Media  —  2 .4%
Fox Corp. , Class A , NVS .................... 41,573 1,382,718
Fox Corp. , Class B ........................ 19,878 607,074
Interpublic Group of Companies, Inc. (The) ....... 55,305 1,976,048
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)
.... 10,745 301,934
Liberty Media Corp.-Liberty SiriusXM , Series C , NVS
(a)
22,053 616,161
New York Times Co. (The) , Class A ............. 23,142 919,895
News Corp. , Class A , NVS .................. 54,140 953,405
News Corp. , Class B ...................... 16,944 300,756
Nexstar Media Group, Inc. ................... 5,164 895,696
Omnicom Group, Inc. ...................... 28,573 2,587,857
Paramount Global , Class A
(b)
................. 1,115 29,503
Paramount Global , Class B , NVS .............. 82,198 1,917,679
Sirius XM Holdings, Inc.
(b)
................... 100,013 380,049
Trade Desk, Inc. (The) , Class A
(a)
.............. 62,557 4,024,917
16,893,692
a
Passenger Airlines  —  1 .5%
Alaska Air Group, Inc.
(a)
..................... 17,833 775,022
American Airlines Group, Inc.
(a) (b)
.............. 92,052 1,255,589
Copa Holdings SA , Class A , NVS .............. 4,044 365,254
Delta Air Lines, Inc.
(a)
...................... 91,253 3,130,891
JetBlue Airways Corp.
(a)
.................... 45,826 327,198
Southwest Airlines Co. ..................... 84,417 2,556,991
United Airlines Holdings, Inc.
(a) (b)
............... 46,493 2,036,393
10,447,338
a
Personal Care Products  —  1 .2%
Coty, Inc. , Class A
(a)
....................... 50,076 594,402
Estee Lauder Companies, Inc. (The) , Class A ...... 32,736 8,076,626
8,671,028
a
Specialty Retail  —  15 .6%
Advance Auto Parts, Inc. .................... 8,441 1,059,599
AutoNation, Inc.
(a) (b)
....................... 4,805 632,818
AutoZone, Inc.
(a)
......................... 2,674 7,121,691
Bath & Body Works, Inc. .................... 32,610 1,144,611
Best Buy Co., Inc. ........................ 28,178 2,099,825
Burlington Stores, Inc.
(a)
.................... 9,253 1,784,071
CarMax, Inc.
(a) (b)
.......................... 22,500 1,575,675
Carvana Co. , Class A
(a) (b)
.................... 14,312 99,325
Dick's Sporting Goods, Inc. .................. 7,576 1,098,596
Five Below, Inc.
(a)
......................... 7,777 1,534,869
Floor & Decor Holdings, Inc. , Class A
(a) (b)
......... 14,709 1,461,192
GameStop Corp. , Class A
(a) (b)
................. 38,261 738,055
Gap, Inc. (The) .......................... 27,930 268,128
Home Depot, Inc. (The) .................... 105,512 31,710,576
Leslie's, Inc.
(a) (b)
.......................... 24,988 271,120
Lithia Motors, Inc. ........................ 3,863 853,298
Lowe's Companies, Inc. .................... 86,321 17,940,093
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 8,838 $ 8,107,186
Penske Automotive Group, Inc.
(b)
.............. 3,675 509,281
Petco Health & Wellness Co., Inc. , Class A
(a) (b)
..... 11,339 112,936
RH
(a)
................................. 2,590 660,787
Ross Stores, Inc. ......................... 48,604 5,187,505
TJX Companies, Inc. (The) .................. 165,603 13,052,828
Tractor Supply Co. ........................ 15,738 3,751,939
Ulta Beauty, Inc.
(a)
........................ 7,185 3,962,025
Victoria's Secret & Co.
(a) (b)
................... 11,562 358,538
Wayfair, Inc. , Class A
(a) (b)
.................... 11,238 391,420
Williams-Sonoma, Inc. ..................... 9,437 1,142,254
108,630,241
a
Textiles, Apparel & Luxury Goods  —  5 .3%
Capri Holdings Ltd.
(a)
...................... 17,473 725,130
Carter's, Inc. ............................ 5,321 371,246
Columbia Sportswear Co.
(b)
.................. 5,130 428,560
Deckers Outdoor Corp.
(a)
.................... 3,755 1,799,922
Hanesbrands, Inc. ........................ 50,051 262,267
Lululemon Athletica, Inc.
(a)
................... 15,925 6,050,385
Nike, Inc. , Class B ........................ 171,649 21,751,361
PVH Corp. ............................. 8,986 771,089
Ralph Lauren Corp. , Class A ................. 5,775 662,912
Skechers USA, Inc. , Class A
(a)
................ 19,064 1,014,014
Tapestry, Inc. ............................ 33,658 1,373,583
Under Armour, Inc. , Class A
(a) (b)
............... 27,069 240,102
Under Armour, Inc. , Class C
(a)
................ 27,214 218,801
VF Corp. .............................. 49,824 1,171,362
36,840,734
a
Trading Companies & Distributors  —  0 .1%
SiteOne Landscape Supply, Inc.
(a) (b)
............. 6,342 936,967
a
Total Long-Term Investments — 99.8%
(Cost: $ 830,358,636 ) ................................ 697,134,472
a
Short-Term Securities
Money Market Funds  —  3 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 23,586,580 23,593,656
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 1,197,915 1,197,915
a
Total Short-Term Securities — 3.5%
(Cost: $ 24,783,234 ) ................................. 24,791,571
Total Investments — 103.3%
(Cost: $ 855,141,870 ) ................................ 721,926,043
Liabilities in Excess of Other Assets — ( 3 .3 ) % ............... (23,326,112)
Net Assets — 100.0% ................................. $ 698,599,931
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
U.S. Consumer Discretionary ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 26,606,180  $ —  $ (3,059,634)
(a)
$ 47,735  $ (625) $ 23,593,656  23,586,580  $ 479,047
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 620,000  577,915
(a)
—  —  —  1,197,915  1,197,915  31,095  1
$ 47,735  $ (625)
$ 24,791,571
$ 510,142  $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 2 06/16/23 $ 158 $ 9,345
E-Mini S&P Consumer Discretionary Select Sector Index ........................................... 6 06/16/23 900 38,057
E-Mini S&P MidCap 400 Index ............................................................. 1 06/16/23 250 3,067
$ 50,469
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 50,469 $ — $ — $ — $ 50,469
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (139,842) $ — $ — $ — $ (139,842)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 92,479 $ — $ — $ — $ 92,479

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Consumer Discretionary ETF

2023
iShares Annual Report to Shareholders
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,044,059
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 697,134,472  $ —  $ —  $ 697,134,472
Short-Term Securities
Money Market Funds ...................................... 24,791,571  —  —  24,791,571
$ 721,926,043  $ —  $ —  $ 721,926,043
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 50,469  $ —  $ —  $ 50,469
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Beverages  —  29 .0%
Boston Beer Co., Inc. (The) , Class A , NVS
(a)
....... 8,198 $ 2,602,947
Brown-Forman Corp. , Class A ................ 39,479 2,600,876
Brown-Forman Corp. , Class B , NVS ............ 159,362 10,372,873
Coca-Cola Co. (The) ...................... 3,111,055 199,574,178
Constellation Brands, Inc. , Class A ............. 131,608 30,200,088
Keurig Dr Pepper, Inc. ..................... 744,841 24,356,300
Molson Coors Beverage Co. , Class B ........... 151,989 9,040,306
Monster Beverage Corp.
(a)
................... 636,188 35,626,528
PepsiCo, Inc. ........................... 1,101,083 210,185,734
524,559,830
a
Chemicals  —  2 .1%
Corteva, Inc. ............................ 621,324 37,975,323
a
Consumer Staples Distribution & Retail  —  6 .2%
Albertsons Companies, Inc. , Class A ............ 202,245 4,226,920
Casey's General Stores, Inc. ................. 32,209 7,370,063
Grocery Outlet Holding Corp.
(a) (b)
............... 76,568 2,280,195
Kroger Co. (The) ......................... 569,473 27,693,472
Performance Food Group Co.
(a) (b)
.............. 132,079 8,280,033
Sysco Corp. ............................ 441,217 33,858,993
U.S. Foods Holding Corp.
(a)
.................. 175,002 6,720,077
Walgreens Boots Alliance, Inc. ................ 623,109 21,964,592
112,394,345
a
Food Products  —  20 .5%
Archer-Daniels-Midland Co. .................. 475,018 37,089,405
Bunge Ltd. ............................. 120,009 11,232,842
Campbell Soup Co. ....................... 168,313 9,139,396
Conagra Brands, Inc. ...................... 408,743 15,515,884
Darling Ingredients, Inc.
(a)
................... 138,951 8,277,311
Flowers Foods, Inc. ....................... 162,700 4,475,877
Freshpet, Inc.
(a) (b)
......................... 39,444 2,720,453
General Mills, Inc. ........................ 512,360 45,410,467
Hershey Co. (The) ........................ 126,761 34,613,359
Hormel Foods Corp. ....................... 248,939 10,067,093
Ingredion, Inc. ........................... 56,844 6,035,128
J M Smucker Co. (The) ..................... 89,525 13,823,555
Kellogg Co. ............................. 221,398 15,446,939
Kraft Heinz Co. (The) ...................... 606,996 23,836,733
Lamb Weston Holdings, Inc. ................. 125,172 13,995,481
McCormick & Co., Inc. , NVS ................. 217,682 19,123,364
Mondelez International, Inc. , Class A ............ 1,040,520 79,828,694
Pilgrim's Pride Corp.
(a)
..................... 40,402 921,570
Post Holdings, Inc.
(a) (b)
...................... 46,813 4,236,108
Seaboard Corp. .......................... 220 867,035
Security Shares Value
a
Food Products (continued)
Tyson Foods, Inc. , Class A .................. 241,605 $ 15,097,897
371,754,591
a
Health Care Providers & Services  —  7 .5%
AmerisourceBergen Corp. ................... 141,581 23,622,790
CVS Health Corp. ........................ 951,208 69,733,058
McKesson Corp. ......................... 119,065 43,368,236
136,724,084
a
Household Products  —  23 .9%
Church & Dwight Co., Inc. ................... 210,854 20,478,140
Clorox Co. (The) ......................... 107,007 17,722,499
Colgate-Palmolive Co. ..................... 698,970 55,777,806
Kimberly-Clark Corp. ...................... 292,358 42,359,751
Procter & Gamble Co. (The) ................. 1,870,896 292,570,716
Reynolds Consumer Products, Inc. ............. 47,134 1,321,166
Spectrum Brands Holdings, Inc. ............... 34,587 2,300,036
432,530,114
a
Personal Care Products  —  0 .0%
Olaplex Holdings, Inc.
(a) (b)
................... 108,690 402,153
a
Tobacco  —  10 .5%
Altria Group, Inc. ......................... 1,385,374 65,819,119
Philip Morris International, Inc. ................ 1,246,771 124,639,697
190,458,816
a
Total Long-Term Investments — 99.7%
(Cost: $ 1,744,756,145 ) ............................... 1,806,799,256
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 4,944,516 4,945,999
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 2,141,939 2,141,939
a
Total Short-Term Securities — 0.4%
(Cost: $ 7,087,083 ) .................................. 7,087,938
Total Investments — 100.1%
(Cost: $ 1,751,843,228 ) ............................... 1,813,887,194
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (2,507,628)
Net Assets — 100.0% ................................. $ 1,811,379,566
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Consumer Staples ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,356,847  $ 570,345
(a)
$ —  $ 19,235  $ (428) $ 4,945,999  4,944,516  $ 52,633
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,290,000  —  (148,061)
(a)
—  —  2,141,939  2,141,939  73,555  2
$ 19,235  $ (428)
$ 7,087,938
$ 126,188  $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index .................................................. 56 06/16/23 $ 4,383 $ 125,492
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 125,492 $ — $ — $ — $ 125,492
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 257,955 $ — $ — $ — $ 257,955
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 153,975 $ — $ — $ — $ 153,975

iShares
®
U.S. Consumer Staples ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,859,160
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,806,799,256  $ —  $ —  $ 1,806,799,256
Short-Term Securities
Money Market Funds ...................................... 7,087,938  —  —  7,087,938
$ 1,813,887,194  $ —  $ —  $ 1,813,887,194
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 125,492  $ —  $ —  $ 125,492
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Energy ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Electrical Equipment  —  0 .4%
ChargePoint Holdings, Inc. , Class A
(a) (b)
.......... 235,265 $ 2,039,748
Plug Power, Inc.
(a) (b)
....................... 482,807 4,359,747
6,399,495
a
Energy Equipment & Services  —  8 .0%
Baker Hughes Co. , Class A .................. 876,922 25,641,199
Halliburton Co. .......................... 836,597 27,398,552
NOV, Inc. .............................. 364,664 6,108,122
Schlumberger Ltd. ........................ 1,308,771 64,587,849
123,735,722
a
Oil, Gas & Consumable Fuels  —  88 .9%
Antero Midstream Corp. .................... 312,527 3,362,791
Antero Resources Corp.
(a) (b)
.................. 263,603 6,060,233
APA Corp. ............................. 298,254 10,990,660
Cheniere Energy, Inc. ...................... 231,771 35,460,963
Chesapeake Energy Corp. .................. 112,767 9,323,576
Chevron Corp. ........................... 1,503,530 253,465,087
ConocoPhillips .......................... 998,783 102,764,783
Coterra Energy, Inc. ....................... 730,674 18,705,254
Devon Energy Corp. ....................... 605,659 32,360,360
Diamondback Energy, Inc. ................... 166,695 23,704,029
DT Midstream, Inc. ........................ 90,085 4,438,488
Enviva, Inc. ............................. 28,712 617,308
EOG Resources, Inc. ...................... 542,275 64,785,594
EQT Corp. ............................. 343,066 11,952,419
Exxon Mobil Corp. ........................ 3,169,270 375,051,412
Hess Corp. ............................. 262,191 38,033,426
HF Sinclair Corp. ......................... 125,379 5,530,468
Kinder Morgan, Inc. , Class P ................. 1,850,621 31,738,150
Marathon Oil Corp. ........................ 589,406 14,240,049
Marathon Petroleum Corp. .................. 420,885 51,347,970
New Fortress Energy, Inc. , Class A ............. 51,146 1,549,212
Occidental Petroleum Corp. .................. 738,201 45,421,508
ONEOK, Inc. ............................ 413,904 27,073,461
Ovintiv, Inc. ............................. 228,596 8,247,744
PDC Energy, Inc. ......................... 81,628 5,309,901
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Phillips 66 .............................. 433,635 $ 42,929,865
Pioneer Natural Resources Co. ............... 221,062 48,092,038
Range Resources Corp. .................... 218,884 5,789,482
Southwestern Energy Co.
(a) (b)
................. 1,022,854 5,308,612
Targa Resources Corp. ..................... 210,362 15,888,642
Texas Pacific Land Corp. .................... 5,316 7,855,187
Valero Energy Corp. ....................... 357,672 41,014,248
Vitesse Energy, Inc. ....................... 23,138 425,739
Williams Companies, Inc. (The) ............... 1,134,229 34,321,770
1,383,160,429
a
Semiconductors & Semiconductor Equipment  —  2 .5%
Enphase Energy, Inc.
(a) (b)
.................... 121,853 20,008,263
First Solar, Inc.
(a) (b)
........................ 98,887 18,054,788
38,063,051
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,227,294,904 ) ............................... 1,551,358,697
a
Short-Term Securities
Money Market Funds  —  0 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 11,916,037 11,919,612
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 2,781,854 2,781,854
a
Total Short-Term Securities — 0.9%
(Cost: $ 14,696,737 ) ................................. 14,701,466
Total Investments — 100.7%
(Cost: $ 1,241,991,641 ) ............................... 1,566,060,163
Liabilities in Excess of Other Assets — ( 0 .7 ) % ............... (10,947,949)
Net Assets — 100.0% ................................. $ 1,555,112,214
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 31,791,528 $ — $ (19,906,404)
(a)
$ 37,204 $ (2,716) $ 11,919,612 11,916,037 $ 167,395
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,030,000 — (4,248,146)
(a)
— — 2,781,854 2,781,854 85,545 2
$ 37,204 $ (2,716)
$ 14,701,466
$ 252,940 $ 2
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
U.S. Energy ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .......................................................... 40 06/16/23 $ 3,580 $ 158,009
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 158,009 $ — $ — $ — $ 158,009
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 876,214 $ — $ — $ — $ 876,214
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 289,642 $ — $ — $ — $ 289,642
Futures contracts
Average notional value of contracts — long ................................................................................... $ 3,709,850
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Energy ETF

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,551,358,697  $ —  $ —  $ 1,551,358,697
Short-Term Securities
Money Market Funds ...................................... 14,701,466  —  —  14,701,466
$ 1,566,060,163  $ —  $ —  $ 1,566,060,163
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 158,009  $ —  $ —  $ 158,009
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Financial Services ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  36 .2%
Bank of America Corp. ..................... 2,479,919 $ 72,612,028
Bank OZK ............................. 39,445 1,408,975
BOK Financial Corp. ....................... 10,351 868,138
Citigroup, Inc. ........................... 688,191 32,393,150
Citizens Financial Group, Inc. ................ 174,731 5,406,177
Comerica, Inc. ........................... 46,464 2,015,144
Commerce Bancshares, Inc. ................. 40,553 2,264,885
Cullen/Frost Bankers, Inc. ................... 22,963 2,531,671
East West Bancorp, Inc. .................... 50,212 2,595,458
Fifth Third Bancorp ....................... 242,897 6,363,901
First Citizens BancShares, Inc. , Class A .......... 4,228 4,258,357
First Financial Bankshares, Inc. ............... 46,052 1,347,482
First Horizon Corp. ........................ 190,668 3,346,223
First Republic Bank
(a)
...................... 66,280 232,643
FNB Corp. ............................. 128,623 1,476,592
Glacier Bancorp, Inc. ...................... 39,553 1,314,346
Home BancShares, Inc. .................... 67,707 1,473,981
Huntington Bancshares, Inc. ................. 513,015 5,745,768
JPMorgan Chase & Co. .................... 1,042,208 144,074,834
KeyCorp ............................... 332,054 3,738,928
M&T Bank Corp. ......................... 60,156 7,567,625
New York Community Bancorp, Inc. ............ 241,686 2,583,623
Pinnacle Financial Partners, Inc. ............... 27,350 1,483,191
PNC Financial Services Group, Inc. (The) ........ 142,481 18,558,150
Popular, Inc. ............................ 25,626 1,537,816
Prosperity Bancshares, Inc. .................. 32,396 2,028,638
Regions Financial Corp. .................... 331,999 6,062,302
SouthState Corp. ......................... 26,855 1,852,458
Synovus Financial Corp. .................... 52,046 1,603,017
Truist Financial Corp. ...................... 471,441 15,359,548
U.S. Bancorp ........................... 495,027 16,969,526
UMB Financial Corp. ...................... 15,610 992,952
United Bankshares, Inc. .................... 47,944 1,588,385
Valley National Bancorp .................... 150,137 1,408,285
Webster Financial Corp. .................... 62,072 2,315,286
Wells Fargo & Co. ........................ 1,353,920 53,818,320
Western Alliance Bancorp ................... 38,635 1,434,131
Wintrust Financial Corp. .................... 21,558 1,473,921
Zions Bancorp NA
(a)
....................... 53,081 1,478,837
435,584,692
a
Capital Markets  —  35 .0%
Affiliated Managers Group, Inc. ............... 13,364 1,929,494
Ameriprise Financial, Inc. ................... 37,414 11,415,760
Ares Management Corp. , Class A .............. 55,519 4,862,909
Bank of New York Mellon Corp. (The) ........... 261,346 11,130,726
BlackRock, Inc.
(b)
......................... 53,210 35,714,552
Blackstone, Inc. , NVS ...................... 252,371 22,544,301
Blue Owl Capital, Inc. , Class A ................ 127,038 1,430,448
Carlyle Group, Inc. (The) .................... 77,951 2,364,254
Cboe Global Markets, Inc. ................... 37,637 5,257,889
Charles Schwab Corp. (The) ................. 541,964 28,312,199
CME Group, Inc. , Class A ................... 127,816 23,744,378
Coinbase Global, Inc. , Class A
(a) (c)
.............. 56,653 3,047,365
FactSet Research Systems, Inc. ............... 13,572 5,587,457
Federated Hermes, Inc. , Class B .............. 30,358 1,256,518
Franklin Resources, Inc. .................... 101,736 2,734,664
Goldman Sachs Group, Inc. (The) ............. 120,322 41,323,388
Houlihan Lokey, Inc. , Class A ................. 17,998 1,644,657
Interactive Brokers Group, Inc. , Class A .......... 36,642 2,852,580
Intercontinental Exchange, Inc. ............... 198,567 21,629,903
Invesco Ltd. ............................ 162,083 2,776,482
Security Shares Value
a
Capital Markets (continued)
Janus Henderson Group PLC ................ 47,017 $ 1,220,091
Jefferies Financial Group, Inc. ................ 64,524 2,066,704
KKR & Co., Inc. .......................... 204,997 10,879,191
Lazard Ltd. , Class A ....................... 40,007 1,252,219
LPL Financial Holdings, Inc. .................. 28,175 5,884,067
MarketAxess Holdings, Inc. .................. 13,353 4,251,195
Moody's Corp. ........................... 55,980 17,528,457
Morgan Stanley .......................... 464,217 41,765,603
Morningstar, Inc. ......................... 8,957 1,597,123
MSCI, Inc. , Class A ....................... 28,411 13,706,887
Nasdaq, Inc. ............................ 120,485 6,671,254
Northern Trust Corp. ....................... 74,082 5,790,249
Raymond James Financial, Inc. ............... 68,890 6,236,612
Robinhood Markets, Inc. , Class A
(a) (c)
............ 182,808 1,617,851
S&P Global, Inc. ......................... 116,969 42,410,620
SEI Investments Co. ....................... 36,175 2,131,069
State Street Corp. ........................ 124,013 8,961,179
Stifel Financial Corp. ...................... 37,571 2,253,133
T Rowe Price Group, Inc. ................... 79,697 8,952,364
TPG, Inc. , Class A ........................ 18,561 537,712
Tradeweb Markets, Inc. , Class A ............... 39,559 2,785,349
Virtu Financial, Inc. , Class A .................. 33,492 671,515
420,730,368
a
Consumer Finance  —  5 .9%
Ally Financial, Inc. ........................ 107,004 2,822,766
American Express Co. ..................... 211,538 34,129,541
Capital One Financial Corp. .................. 135,482 13,182,399
Credit Acceptance Corp.
(a) (c)
.................. 2,151 1,052,914
Discover Financial Services .................. 94,869 9,816,095
FirstCash Holdings, Inc. .................... 13,380 1,378,541
OneMain Holdings, Inc. ..................... 43,086 1,653,210
SLM Corp. ............................. 85,820 1,289,016
SoFi Technologies, Inc.
(a) (c)
................... 293,156 1,826,362
Synchrony Financial ....................... 155,464 4,587,743
71,738,587
a
Financial Services  —  22 .2%
Apollo Global Management, Inc. ............... 154,538 9,796,164
Equitable Holdings, Inc. .................... 122,754 3,190,376
Essent Group Ltd. ........................ 38,634 1,640,786
Mastercard, Inc. , Class A
(a)
.................. 299,785 113,927,294
MGIC Investment Corp. .................... 106,661 1,586,049
Radian Group, Inc. ........................ 57,425 1,393,705
Rocket Companies, Inc. , Class A
(a) (c)
............ 44,454 396,085
TFS Financial Corp. ....................... 17,776 214,023
UWM Holdings Corp. , Class A
(a)
............... 35,393 212,358
Visa, Inc. , Class A ........................ 577,369 134,371,087
266,727,927
a
Insurance  —  0 .3%
Fidelity National Financial, Inc. ................ 97,173 3,448,670
a
Total Long-Term Investments — 99.6%
(Cost: $ 1,419,706,945 ) ............................... 1,198,230,244

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Financial Services ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(b) (d) (e)
..................... 10,170,704 $ 10,173,755
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(b) (d)
............................ 1,545,343 1,545,343
a
Total Short-Term Securities — 1.0%
(Cost: $ 11,717,512 ) ................................. 11,719,098
Total Investments — 100.6%
(Cost: $ 1,431,424,457 ) ............................... 1,209,949,342
Liabilities in Excess of Other Assets — ( 0 .6 ) % ............... (7,592,290)
Net Assets — 100.0% ................................. $ 1,202,357,052
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Non-income producing security.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,001,069 $ 4,163,973
(a)
$ — $ 8,729 $ (16) $ 10,173,755 10,170,704 $ 162,939
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,879,000 — (333,657)
(a)
— — 1,545,343 1,545,343 71,463 1
BlackRock, Inc. .. 50,069,976 9,754,809 (26,359,165) 1,779,827 469,105 35,714,552 53,210 1,207,955 —
$ 1,788,556 $ 469,089
$ 47,433,650
$ 1,442,357 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 39 06/16/23 $ 4,004 $ 122,539
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 122,539 $ — $ — $ — $ 122,539

iShares
®
U.S. Financial Services ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (631,966) $ — $ — $ — $ (631,966)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 498,067 $ — $ — $ — $ 498,067
Futures contracts
Average notional value of contracts — long ................................................................................... $ 4,319,422
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,198,230,244  $ —  $ —  $ 1,198,230,244
Short-Term Securities
Money Market Funds ...................................... 11,719,098  —  —  11,719,098
$ 1,209,949,342  $ —  $ —  $ 1,209,949,342
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 122,539  $ —  $ —  $ 122,539
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Banks  —  29 .1%
Bank of America Corp. ..................... 2,755,850 $ 80,691,288
Bank of Hawaii Corp. ...................... 18,750 908,063
Bank OZK ............................. 53,506 1,911,234
BOK Financial Corp. ....................... 13,918 1,167,303
Citigroup, Inc. ........................... 924,353 43,509,296
Citizens Financial Group, Inc. ................ 233,134 7,213,166
Columbia Banking System, Inc. ............... 99,037 2,115,430
Comerica, Inc. ........................... 62,444 2,708,196
Commerce Bancshares, Inc. ................. 54,336 3,034,666
Cullen/Frost Bankers, Inc. ................... 27,877 3,073,439
East West Bancorp, Inc. .................... 67,570 3,492,693
Fifth Third Bancorp ....................... 325,269 8,522,048
First Citizens BancShares, Inc. , Class A .......... 5,241 5,278,630
First Hawaiian, Inc. ....................... 61,232 1,170,144
First Horizon Corp. ........................ 252,744 4,435,657
First Republic Bank
(a)
...................... 88,873 311,944
FNB Corp. ............................. 171,239 1,965,824
Huntington Bancshares, Inc. ................. 685,165 7,673,848
JPMorgan Chase & Co. .................... 1,223,802 169,178,389
KeyCorp ............................... 443,764 4,996,783
M&T Bank Corp. ......................... 82,068 10,324,155
New York Community Bancorp, Inc. ............ 319,928 3,420,030
PacWest Bancorp ........................ 55,856 566,939
Pinnacle Financial Partners, Inc. ............... 35,858 1,944,579
PNC Financial Services Group, Inc. (The) ........ 192,225 25,037,306
Popular, Inc. ............................ 33,689 2,021,677
Prosperity Bancshares, Inc. .................. 41,861 2,621,336
Regions Financial Corp. .................... 446,232 8,148,196
Synovus Financial Corp. .................... 68,868 2,121,134
Truist Financial Corp. ...................... 634,737 20,679,732
U.S. Bancorp ........................... 660,254 22,633,507
Webster Financial Corp. .................... 82,591 3,080,644
Wells Fargo & Co. ........................ 1,772,619 70,461,605
Western Alliance Bancorp ................... 50,619 1,878,977
Wintrust Financial Corp. .................... 28,662 1,959,621
Zions Bancorp NA ........................ 70,420 1,961,901
532,219,380
a
Capital Markets  —  30 .3%
Affiliated Managers Group, Inc. ............... 17,870 2,580,071
Ameriprise Financial, Inc. ................... 50,185 15,312,447
Ares Management Corp. , Class A .............. 73,230 6,414,216
Bank of New York Mellon Corp. (The) ........... 350,478 14,926,858
BlackRock, Inc.
(b)
......................... 70,826 47,538,411
Blackstone, Inc. , NVS ...................... 338,750 30,260,537
Blue Owl Capital, Inc. , Class A ................ 201,784 2,272,088
Carlyle Group, Inc. (The) .................... 98,945 3,001,002
Cboe Global Markets, Inc. ................... 50,501 7,054,990
Charles Schwab Corp. (The) ................. 725,818 37,916,732
CME Group, Inc. , Class A ................... 171,243 31,811,812
Coinbase Global, Inc. , Class A
(a) (c)
.............. 76,257 4,101,864
Evercore, Inc. , Class A ..................... 17,388 1,983,449
FactSet Research Systems, Inc. ............... 18,120 7,459,823
Franklin Resources, Inc. .................... 136,330 3,664,550
Goldman Sachs Group, Inc. (The) ............. 156,622 53,790,260
Interactive Brokers Group, Inc. , Class A .......... 44,361 3,453,504
Intercontinental Exchange, Inc. ............... 263,468 28,699,569
Invesco Ltd. ............................ 178,455 3,056,934
Janus Henderson Group PLC ................ 65,102 1,689,397
Jefferies Financial Group, Inc. ................ 94,561 3,028,789
KKR & Co., Inc. .......................... 272,874 14,481,423
Lazard Ltd. , Class A ....................... 39,660 1,241,358
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 37,974 $ 7,930,490
MarketAxess Holdings, Inc. .................. 17,718 5,640,880
Moody's Corp. ........................... 76,297 23,890,117
Morgan Stanley .......................... 588,712 52,966,419
Morningstar, Inc.
(a)
........................ 11,888 2,119,749
MSCI, Inc. , Class A ....................... 37,069 17,883,939
Nasdaq, Inc. ............................ 164,137 9,088,266
Northern Trust Corp. ....................... 98,129 7,669,763
Raymond James Financial, Inc. ............... 92,929 8,412,862
Robinhood Markets, Inc. , Class A
(a) (c)
............ 273,140 2,417,289
S&P Global, Inc. ......................... 153,650 55,710,417
SEI Investments Co. ....................... 49,154 2,895,662
State Street Corp. ........................ 166,412 12,024,931
Stifel Financial Corp. ...................... 48,806 2,926,896
T Rowe Price Group, Inc. ................... 104,970 11,791,280
Tradeweb Markets, Inc. , Class A ............... 51,447 3,622,383
Virtu Financial, Inc. , Class A .................. 45,307 908,405
553,639,832
a
Consumer Finance  —  1 .4%
Ally Financial, Inc. ........................ 142,556 3,760,627
Credit Acceptance Corp.
(a) (c)
.................. 3,179 1,556,121
Discover Financial Services .................. 127,246 13,166,144
OneMain Holdings, Inc. ..................... 54,904 2,106,666
SLM Corp. ............................. 114,631 1,721,758
SoFi Technologies, Inc.
(a) (c)
................... 385,287 2,400,338
Upstart Holdings, Inc.
(a) (c)
.................... 34,180 475,102
25,186,756
a
Financial Services  —  14 .7%
Apollo Global Management, Inc. ............... 230,713 14,624,897
Berkshire Hathaway, Inc. , Class B
(c)
............ 741,183 243,515,675
Equitable Holdings, Inc. .................... 175,812 4,569,354
MGIC Investment Corp. .................... 140,308 2,086,380
Rocket Companies, Inc. , Class A
(a) (c)
............ 54,735 487,689
TFS Financial Corp. ....................... 25,089 302,071
UWM Holdings Corp. , Class A
(a)
............... 48,021 288,126
Voya Financial, Inc. ....................... 46,502 3,556,473
269,430,665
a
Insurance  —  23 .1%
Aflac, Inc. .............................. 291,111 20,334,103
Allstate Corp. (The) ....................... 126,118 14,599,420
American Financial Group, Inc. ............... 32,292 3,963,197
American International Group, Inc. ............. 354,760 18,816,470
Aon PLC , Class A ........................ 97,823 31,810,083
Arch Capital Group Ltd.
(c)
................... 168,964 12,684,128
Arthur J Gallagher & Co. .................... 99,265 20,653,076
Assurant, Inc. ........................... 25,785 3,174,907
Assured Guaranty Ltd. ..................... 27,583 1,485,896
Axis Capital Holdings Ltd. ................... 37,220 2,104,419
Brighthouse Financial, Inc.
(c)
................. 32,464 1,434,909
Brown & Brown, Inc. ....................... 112,868 7,267,571
Chubb Ltd. ............................. 198,448 39,999,179
Cincinnati Financial Corp. ................... 73,133 7,784,277
CNA Financial Corp. ....................... 13,226 514,624
Erie Indemnity Co. , Class A , NVS .............. 11,983 2,604,265
Everest Re Group Ltd. ..................... 18,580 7,023,240
F&G Annuities & Life, Inc. ................... 8,813 161,542
Fidelity National Financial, Inc. ................ 125,884 4,467,623
First American Financial Corp. ................ 49,126 2,830,149
Globe Life, Inc. .......................... 42,713 4,635,215
Hanover Insurance Group, Inc. (The) ........... 16,929 2,024,031
Hartford Financial Services Group, Inc. (The) ...... 151,470 10,752,855
Kemper Corp. ........................... 30,405 1,479,203

iShares
®
U.S. Financials ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Insurance (continued)
Lincoln National Corp. ..................... 81,217 $ 1,764,846
Loews Corp. ............................ 92,855 5,345,662
Markel Corp.
(a) (c)
.......................... 6,307 8,631,319
Marsh & McLennan Companies, Inc. ............ 236,518 42,618,179
MetLife, Inc. ............................ 315,380 19,342,255
Old Republic International Corp. ............... 133,407 3,371,195
Primerica, Inc. ........................... 17,520 3,197,575
Principal Financial Group, Inc. ................ 115,597 8,633,940
Progressive Corp. (The) .................... 278,766 38,023,682
Prudential Financial, Inc. .................... 175,706 15,286,422
Reinsurance Group of America, Inc. ............ 31,913 4,541,858
RenaissanceRe Holdings Ltd. ................ 20,564 4,429,691
Ryan Specialty Holdings, Inc. , Class A
(c)
......... 39,372 1,608,740
Travelers Companies, Inc. (The) ............... 111,665 20,226,998
Unum Group ............................ 94,659 3,994,610
W R Berkley Corp. ........................ 98,299 5,791,777
White Mountains Insurance Group Ltd. .......... 1,194 1,709,975
Willis Towers Watson PLC ................... 51,355 11,893,818
423,016,924
a
Mortgage Real Estate Investment Trusts (REITs)  —  0 .6%
AGNC Investment Corp. .................... 272,730 2,702,754
Annaly Capital Management, Inc. .............. 223,258 4,460,695
Rithm Capital Corp. ....................... 207,250 1,691,160
Starwood Property Trust, Inc. ................. 142,326 2,546,212
11,400,821
a
Security Shares Value
a
Professional Services  —  0 .5%
Broadridge Financial Solutions, Inc. ............ 55,664 $ 8,094,102
a
Total Long-Term Investments — 99.7%
(Cost: $ 2,014,088,269 ) ............................... 1,822,988,480
a
Short-Term Securities
Money Market Funds  —  0 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(b) (d) (e)
..................... 10,404,664 10,407,784
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(b) (d)
............................ 2,803,006 2,803,006
a
Total Short-Term Securities — 0.7%
(Cost: $ 13,206,321 ) ................................. 13,210,790
Total Investments — 100.4%
(Cost: $ 2,027,294,590 ) ............................... 1,836,199,270
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (7,223,589)
Net Assets — 100.0% ................................. $ 1,828,975,681
(a)
All or a portion of this security is on loan.
(b)
Affiliate of the Fund.
(c)
Non-income producing security.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 4,990,720 $ 5,412,508
(a)
$ — $ 1,537 $ 3,019 $ 10,407,784 10,404,664 $ 319,563
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 4,063,000 — (1,259,994)
(a)
— — 2,803,006 2,803,006 139,604 3
BlackRock, Inc. .. 48,395,209 14,241,578 (18,788,125) (1,210,576) 4,900,325 47,538,411 70,826 1,513,209 —
$ (1,209,039) $ 4,903,344
$ 60,749,201
$ 1,972,376 $ 3
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financials Select Sector Index ........................................................ 55 06/16/23 $ 5,647 $ 147,606
E-Mini S&P MidCap 400 Index ............................................................. 1 06/16/23 250 828
$ 148,434

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Financials ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 148,434 $ — $ — $ — $ 148,434
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (819,746) $ — $ — $ — $ (819,746)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 556,432 $ — $ — $ — $ 556,432
Futures contracts
Average notional value of contracts — long ................................................................................... $ 6,971,396
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,822,988,480  $ —  $ —  $ 1,822,988,480
Short-Term Securities
Money Market Funds ...................................... 13,210,790  —  —  13,210,790
$ 1,836,199,270  $ —  $ —  $ 1,836,199,270
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 148,434  $ —  $ —  $ 148,434
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Healthcare ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Biotechnology  —  17 .8%
AbbVie, Inc. ............................ 1,106,525 $ 167,218,058
Alnylam Pharmaceuticals, Inc.
(a)
............... 76,908 15,320,074
Amgen, Inc. ............................ 334,318 80,149,397
Biogen, Inc.
(a)
........................... 89,680 27,283,346
BioMarin Pharmaceutical, Inc.
(a)
............... 115,524 11,094,925
Exact Sciences Corp.
(a) (b)
.................... 109,093 6,989,589
Exelixis, Inc.
(a)
........................... 200,239 3,664,374
Gilead Sciences, Inc. ...................... 785,922 64,610,648
Horizon Therapeutics PLC
(a)
................. 138,295 15,372,872
Incyte Corp.
(a)
........................... 113,923 8,477,010
Ionis Pharmaceuticals, Inc.
(a) (b)
................ 88,385 3,126,177
Mirati Therapeutics, Inc.
(a) (b)
.................. 27,958 1,238,819
Moderna, Inc.
(a) (b)
......................... 207,724 27,604,442
Natera, Inc.
(a)
........................... 61,199 3,104,013
Neurocrine Biosciences, Inc.
(a)
................ 59,966 6,058,965
Novavax, Inc.
(a) (b)
......................... 53,929 413,635
Regeneron Pharmaceuticals, Inc.
(a)
............. 64,892 52,029,757
Sarepta Therapeutics, Inc.
(a) (b)
................ 52,745 6,475,504
Seagen, Inc.
(a)
........................... 85,056 17,011,200
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 41,689 1,820,559
United Therapeutics Corp.
(a)
.................. 27,840 6,406,819
Vertex Pharmaceuticals, Inc.
(a)
................ 160,088 54,546,784
580,016,967
a
Chemicals  —  0 .0%
Ginkgo Bioworks Holdings, Inc. , Class A
(a) (b)
....... 545,475 665,480
a
Health Care Equipment & Supplies  —  21 .4%
Abbott Laboratories ....................... 1,073,591 118,599,598
Align Technology, Inc.
(a)
..................... 49,019 15,945,881
Baxter International, Inc. .................... 314,495 14,995,122
Becton Dickinson & Co. .................... 177,759 46,983,481
Boston Scientific Corp.
(a)
.................... 893,283 46,557,910
Cooper Companies, Inc. (The) ................ 30,424 11,605,235
Dentsply Sirona, Inc. ...................... 133,765 5,608,766
Dexcom, Inc.
(a)
.......................... 241,112 29,256,530
Edwards Lifesciences Corp.
(a)
................ 386,635 34,016,147
Enovis Corp.
(a)
........................... 31,597 1,840,525
Envista Holdings Corp.
(a)
.................... 101,595 3,910,392
GE HealthCare Technologies, Inc.
(a)
............ 228,669 18,599,937
Globus Medical, Inc. , Class A
(a)
............... 48,437 2,816,127
Hologic, Inc.
(a)
........................... 152,291 13,098,549
ICU Medical, Inc.
(a) (b)
....................... 12,669 2,396,215
IDEXX Laboratories, Inc.
(a)
................... 51,425 25,309,328
Insulet Corp.
(a)
........................... 43,085 13,702,753
Integra LifeSciences Holdings Corp.
(a)
........... 45,525 2,518,443
Intuitive Surgical, Inc.
(a)
..................... 220,552 66,434,673
Masimo Corp.
(a)
.......................... 29,726 5,622,376
Medtronic PLC .......................... 836,818 76,108,597
Novocure Ltd.
(a) (b)
......................... 64,423 4,245,476
Penumbra, Inc.
(a) (b)
........................ 22,258 6,323,943
QuidelOrtho Corp.
(a)
....................... 30,434 2,737,538
ResMed, Inc. ........................... 90,419 21,787,362
STERIS PLC ............................ 62,490 11,782,490
Stryker Corp. ........................... 219,957 65,910,115
Tandem Diabetes Care, Inc.
(a) (b)
............... 39,835 1,576,669
Teleflex, Inc. ............................ 29,304 7,985,926
Zimmer Biomet Holdings, Inc. ................ 131,078 18,146,438
696,422,542
a
Health Care Providers & Services  —  18 .4%
Acadia Healthcare Co., Inc.
(a)
................. 55,586 4,018,312
agilon health, Inc.
(a) (b)
...................... 118,459 2,875,000
Security Shares Value
a
Health Care Providers & Services (continued)
Amedisys, Inc.
(a)
......................... 20,095 $ 1,613,628
Cardinal Health, Inc. ....................... 160,918 13,211,368
Centene Corp.
(a)
......................... 342,827 23,631,065
Chemed Corp. ........................... 9,112 5,022,990
Cigna Group (The) ........................ 183,444 46,464,531
DaVita, Inc.
(a)
............................ 34,850 3,149,046
Elevance Health, Inc. ...................... 150,920 70,728,658
Encompass Health Corp. ................... 61,305 3,932,716
Enhabit, Inc.
(a)
........................... 30,652 375,487
Guardant Health, Inc.
(a)
..................... 60,750 1,370,520
HCA Healthcare, Inc. ...................... 135,065 38,808,226
Henry Schein, Inc.
(a)
....................... 84,697 6,844,364
Humana, Inc. ........................... 79,136 41,980,857
Laboratory Corp. of America Holdings ........... 55,421 12,564,495
Molina Healthcare, Inc.
(a)
.................... 35,766 10,654,334
Oak Street Health, Inc.
(a) (b)
................... 72,705 2,833,314
Premier, Inc. , Class A ...................... 73,611 2,453,455
Quest Diagnostics, Inc. ..................... 69,272 9,615,646
Tenet Healthcare Corp.
(a)
.................... 66,351 4,864,855
UnitedHealth Group, Inc. .................... 585,628 288,181,682
Universal Health Services, Inc. , Class B ......... 38,885 5,846,360
601,040,909
a
Health Care Technology  —  0 .7%
Certara, Inc.
(a)
........................... 72,554 1,753,630
Doximity, Inc. , Class A
(a) (b)
................... 70,033 2,573,713
Teladoc Health, Inc.
(a) (b)
..................... 100,239 2,659,341
Veeva Systems, Inc. , Class A
(a)
............... 87,202 15,616,134
22,602,818
a
Life Sciences Tools & Services  —  11 .6%
10X Genomics, Inc. , Class A
(a)
................ 57,688 3,024,582
Agilent Technologies, Inc. ................... 185,070 25,064,030
Avantor, Inc.
(a)
........................... 381,904 7,439,490
Azenta, Inc.
(a)
........................... 42,769 1,860,024
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 13,351 6,018,497
Bio-Techne Corp. ......................... 97,129 7,758,665
Bruker Corp. ............................ 67,157 5,314,134
Charles River Laboratories International, Inc.
(a)
..... 31,476 5,984,217
Danaher Corp. .......................... 405,292 96,017,728
Illumina, Inc.
(a)
........................... 98,362 20,219,293
IQVIA Holdings, Inc.
(a)
...................... 116,083 21,850,303
Maravai LifeSciences Holdings, Inc. , Class A
(a)
..... 69,165 953,785
PerkinElmer, Inc. ......................... 79,000 10,308,710
QIAGEN NV
(a)
........................... 141,530 6,313,653
Repligen Corp.
(a) (b)
........................ 34,511 5,232,903
Sotera Health Co.
(a)
....................... 61,382 1,029,376
Syneos Health, Inc. , Class A
(a)
................ 64,031 2,513,857
Thermo Fisher Scientific, Inc. ................. 244,972 135,934,963
West Pharmaceutical Services, Inc. ............ 46,335 16,738,055
379,576,265
a
Pharmaceuticals  —  29 .9%
Bristol-Myers Squibb Co. .................... 1,333,394 89,030,717
Catalent, Inc.
(a)
.......................... 111,876 5,607,225
Elanco Animal Health, Inc.
(a)
.................. 277,592 2,628,796
Eli Lilly & Co. ........................... 527,548 208,835,151
Jazz Pharmaceuticals PLC
(a)
................. 38,591 5,420,878
Johnson & Johnson ....................... 1,647,749 269,736,511
Merck & Co., Inc. ......................... 1,583,836 182,885,543
Organon & Co. .......................... 158,578 3,905,776
Perrigo Co. PLC ......................... 84,045 3,125,634
Pfizer, Inc. ............................. 3,538,660 137,618,487
Royalty Pharma PLC , Class A ................ 232,217 8,162,428
Viatris, Inc. ............................. 756,544 7,058,556

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Healthcare ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 294,772 $ 51,815,022
975,830,724
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,934,618,692 ) ............................... 3,256,155,705
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 45,913,298 45,927,072
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 3,447,581 3,447,581
a
Total Short-Term Securities — 1.5%
(Cost: $ 49,355,364 ) ................................. 49,374,653
Total Investments — 101.3%
(Cost: $ 2,983,974,056 ) ............................... 3,305,530,358
Liabilities in Excess of Other Assets — ( 1 .3 ) % ............... (43,537,822)
Net Assets — 100.0% ................................. $ 3,261,992,536
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 40,415,625  $ 5,500,234
(a)
$ —  $ 7,488  $ 3,725  $ 45,927,072  45,913,298  $ 167,349
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 2,957,000  490,581
(a)
—  —  —  3,447,581  3,447,581  132,826  3
$ 7,488  $ 3,725
$ 49,374,653
$ 300,175  $ 3
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ....................................................... 41 06/16/23 $ 5,555 $ 129,523

iShares
®
U.S. Healthcare ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 129,523 $ — $ — $ — $ 129,523
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ (353,702) $ — $ — $ — $ (353,702)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ 291,304 $ — $ — $ — $ 291,304
Futures contracts
Average notional value of contracts — long ................................................................................... $ 7,407,845
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,256,155,705  $ —  $ —  $ 3,256,155,705
Short-Term Securities
Money Market Funds ...................................... 49,374,653  —  —  49,374,653
$ 3,305,530,358  $ —  $ —  $ 3,305,530,358
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 129,523  $ —  $ —  $ 129,523
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  13 .4%
Axon Enterprise, Inc.
(a)
..................... 16,162 $ 3,405,495
Boeing Co. (The)
(a)
........................ 132,876 27,476,099
BWX Technologies, Inc. .................... 21,825 1,409,459
Curtiss-Wright Corp. ....................... 9,154 1,554,624
General Dynamics Corp. .................... 58,327 12,735,117
HEICO Corp. ........................... 10,806 1,822,324
HEICO Corp. , Class A ...................... 18,925 2,540,303
Howmet Aerospace, Inc. .................... 88,801 3,932,996
Huntington Ingalls Industries, Inc. .............. 9,447 1,905,082
L3Harris Technologies, Inc. .................. 45,537 8,886,546
Lockheed Martin Corp. ..................... 54,607 25,362,221
Mercury Systems, Inc.
(a)
.................... 11,678 556,690
Northrop Grumman Corp. ................... 34,565 15,943,798
Raytheon Technologies Corp. ................ 352,492 35,213,951
Spirit AeroSystems Holdings, Inc. , Class A ........ 25,149 748,434
Textron, Inc. ............................ 49,930 3,342,314
TransDigm Group, Inc. ..................... 12,305 9,413,325
Woodward, Inc. .......................... 13,913 1,335,926
157,584,704
a
Air Freight & Logistics  —  4 .5%
CH Robinson Worldwide, Inc. ................ 27,858 2,810,036
Expeditors International of Washington, Inc. ....... 37,973 4,322,846
FedEx Corp. ............................ 56,052 12,767,525
GXO Logistics, Inc.
(a)
...................... 25,316 1,345,039
United Parcel Service, Inc. , Class B ............ 176,287 31,698,166
52,943,612
a
Building Products  —  4 .5%
A O Smith Corp. ......................... 30,046 2,051,841
Advanced Drainage Systems, Inc.
(b)
............ 14,948 1,281,343
Allegion PLC ............................ 21,034 2,323,836
Armstrong World Industries, Inc. ............... 10,814 742,489
AZEK Co., Inc. (The) , Class A
(a) (b)
.............. 26,836 728,329
Builders FirstSource, Inc.
(a)
.................. 34,770 3,295,153
Carlisle Companies, Inc. .................... 12,319 2,659,056
Carrier Global Corp. ....................... 200,257 8,374,748
Fortune Brands Innovations, Inc. .............. 30,600 1,979,514
Hayward Holdings, Inc.
(a) (b)
................... 15,636 188,257
Johnson Controls International PLC ............ 165,059 9,877,131
Lennox International, Inc. ................... 7,638 2,153,229
Masco Corp. ............................ 54,080 2,893,821
Masterbrand, Inc.
(a)
....................... 30,522 246,313
Owens Corning .......................... 22,404 2,392,971
Trane Technologies PLC .................... 55,058 10,230,327
Trex Co., Inc.
(a)
.......................... 26,311 1,438,159
52,856,517
a
Chemicals  —  2 .8%
Axalta Coating Systems Ltd.
(a)
................ 52,841 1,668,190
DuPont de Nemours, Inc. ................... 109,898 7,662,088
PPG Industries, Inc. ....................... 56,461 7,919,220
RPM International, Inc. ..................... 30,633 2,512,825
Sherwin-Williams Co. (The) .................. 57,340 13,620,544
33,382,867
a
Commercial Services & Supplies  —  1 .1%
Cintas Corp. ............................ 20,742 9,453,581
MSA Safety, Inc. ......................... 8,850 1,148,288
Tetra Tech, Inc. .......................... 12,567 1,738,896
12,340,765
a
Security Shares Value
a
Construction & Engineering  —  1 .3%
AECOM ............................... 31,607 $ 2,624,961
MasTec, Inc.
(a)
........................... 14,644 1,300,534
MDU Resources Group, Inc. ................. 48,410 1,414,540
Quanta Services, Inc.
(b)
..................... 34,088 5,782,688
Valmont Industries, Inc. ..................... 5,030 1,461,517
WillScot Mobile Mini Holdings Corp. , Class A
(a)
..... 48,817 2,216,292
14,800,532
a
Construction Materials  —  1 .1%
Eagle Materials, Inc. ....................... 8,584 1,272,234
Martin Marietta Materials, Inc. ................ 14,896 5,410,227
Vulcan Materials Co. ...................... 31,714 5,553,756
12,236,217
a
Consumer Finance  —  3 .0%
American Express Co. ..................... 142,674 23,019,023
Capital One Financial Corp. .................. 91,248 8,878,430
Synchrony Financial ....................... 104,164 3,073,880
34,971,333
a
Containers & Packaging  —  2 .1%
Amcor PLC ............................. 356,010 3,905,430
AptarGroup, Inc. ......................... 15,651 1,854,800
Ardagh Group SA , Class A .................. 5,329 35,598
Ardagh Metal Packaging SA ................. 36,021 146,966
Ball Corp. .............................. 73,818 3,925,641
Berry Global Group, Inc. .................... 29,164 1,685,971
Crown Holdings, Inc. ...................... 27,508 2,359,636
Graphic Packaging Holding Co. ............... 73,469 1,811,746
Packaging Corp. of America ................. 21,904 2,962,735
Sealed Air Corp. ......................... 34,910 1,675,331
Silgan Holdings, Inc. ....................... 20,067 988,500
Sonoco Products Co. ...................... 23,279 1,411,173
Westrock Co. ........................... 60,495 1,810,615
24,574,142
a
Diversified Consumer Services  —  0 .0%
ADT, Inc. .............................. 49,328 330,498
a
Electrical Equipment  —  4 .6%
Acuity Brands, Inc. ........................ 7,667 1,206,632
AMETEK, Inc. ........................... 55,207 7,614,702
Eaton Corp. PLC ......................... 95,706 15,994,387
Emerson Electric Co. ...................... 136,187 11,338,930
Generac Holdings, Inc.
(a)
.................... 14,901 1,523,180
Hubbell, Inc. ............................ 12,807 3,449,181
nVent Electric PLC ........................ 39,519 1,657,032
Regal Rexnord Corp. ...................... 15,628 2,034,140
Rockwell Automation, Inc. ................... 27,520 7,799,443
Sensata Technologies Holding PLC ............ 36,176 1,571,847
54,189,474
a
Electronic Equipment, Instruments & Components  —  1 .8%
Cognex Corp. ........................... 41,523 1,980,232
Keysight Technologies, Inc.
(a)
................. 42,942 6,211,131
Littelfuse, Inc. ........................... 5,778 1,399,663
Teledyne Technologies, Inc.
(a)
................. 11,089 4,595,282
Trimble, Inc.
(a)
........................... 59,100 2,783,610
Vontier Corp. ............................ 37,801 1,025,541
Zebra Technologies Corp. , Class A
(a)
............ 12,349 3,556,882
21,552,341
a
Financial Services  —  20 .5%
Affirm Holdings, Inc. , Class A
(a) (b)
............... 53,092 523,487
Block, Inc. , Class A
(a)
...................... 128,473 7,809,874
Euronet Worldwide, Inc.
(a)
................... 11,279 1,249,036

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Financial Services (continued)
Fidelity National Information Services, Inc. ........ 142,097 $ 8,343,936
Fiserv, Inc.
(a)
............................ 141,164 17,238,948
FleetCor Technologies, Inc.
(a) (b)
................ 17,191 3,677,499
Global Payments, Inc. ..................... 62,558 7,050,912
Jack Henry & Associates, Inc. ................ 17,421 2,845,546
Mastercard, Inc. , Class A .................... 204,059 77,548,542
PayPal Holdings, Inc.
(a)
..................... 273,313 20,771,788
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 12,116 821,101
Visa, Inc. , Class A ........................ 389,823 90,723,507
Western Union Co. (The) ................... 70,856 774,456
WEX, Inc.
(a)
............................. 10,446 1,852,598
241,231,230
a
Ground Transportation  —  6 .2%
CSX Corp. ............................. 503,635 15,431,377
JB Hunt Transport Services, Inc. .............. 19,715 3,455,842
Knight-Swift Transportation Holdings, Inc. , Class A .. 37,448 2,109,071
Landstar System, Inc. ...................... 8,540 1,503,296
Norfolk Southern Corp. ..................... 54,496 11,064,323
Old Dominion Freight Line, Inc. ............... 23,798 7,624,641
RXO, Inc.
(a)
............................. 27,260 493,133
Ryder System, Inc. ........................ 11,610 919,048
Schneider National, Inc. , Class B .............. 13,108 343,036
Union Pacific Corp. ....................... 147,382 28,842,658
XPO, Inc.
(a) (b)
............................ 24,590 1,086,386
72,872,811
a
Household Durables  —  0 .3%
Mohawk Industries, Inc.
(a)
................... 12,594 1,333,704
TopBuild Corp.
(a)
......................... 7,639 1,722,442
3,056,146
a
Industrial Conglomerates  —  6 .1%
3M Co. ................................ 132,191 14,041,328
General Electric Co. ....................... 259,895 25,721,808
Honeywell International, Inc. ................. 161,617 32,297,541
72,060,677
a
IT Services  —  3 .6%
Accenture PLC , Class A .................... 151,952 42,590,626
a
Leisure Products  —  0 .1%
Brunswick Corp. ......................... 17,278 1,465,002
a
Life Sciences Tools & Services  —  1 .0%
Mettler-Toledo International, Inc.
(a)
............. 5,270 7,860,205
Waters Corp.
(a)
.......................... 14,142 4,247,691
12,107,896
a
Machinery  —  14 .1%
AGCO Corp. ............................ 14,907 1,847,574
Allison Transmission Holdings, Inc. ............. 22,101 1,078,308
Caterpillar, Inc. .......................... 124,791 27,304,271
Crane Co.
(a)
............................ 11,270 812,229
Crane NXT Co. .......................... 11,270 533,747
Cummins, Inc. ........................... 33,770 7,937,301
Deere & Co. ............................ 65,113 24,614,016
Donaldson Co., Inc. ....................... 29,155 1,852,800
Dover Corp. ............................ 33,547 4,903,229
Esab Corp. ............................. 13,602 793,813
Flowserve Corp. ......................... 31,063 1,037,194
Fortive Corp. ............................ 84,835 5,352,240
Gates Industrial Corp. PLC
(a)
................. 26,060 351,028
Graco, Inc. ............................. 40,285 3,194,198
IDEX Corp. ............................. 18,184 3,751,723
Illinois Tool Works, Inc. ..................... 73,278 17,728,879
Security Shares Value
a
Machinery (continued)
Ingersoll Rand, Inc. ....................... 97,317 $ 5,549,015
ITT, Inc. ............................... 19,946 1,684,240
Lincoln Electric Holdings, Inc. ................ 13,386 2,246,171
Middleby Corp. (The)
(a)
..................... 12,778 1,800,165
Nordson Corp. ........................... 13,729 2,969,720
Oshkosh Corp. .......................... 15,688 1,200,446
Otis Worldwide Corp. ...................... 99,897 8,521,214
PACCAR, Inc. ........................... 122,622 9,158,637
Parker-Hannifin Corp. ...................... 30,666 9,962,770
Pentair PLC ............................ 39,294 2,282,196
Snap-on, Inc. ........................... 12,574 3,261,821
Stanley Black & Decker, Inc. ................. 35,448 3,060,580
Toro Co. (The) ........................... 25,048 2,611,504
Westinghouse Air Brake Technologies Corp. ....... 43,337 4,232,725
Xylem, Inc. ............................. 42,884 4,453,075
166,086,829
a
Marine Transportation  —  0 .1%
Kirby Corp.
(a)
............................ 14,278 1,025,731
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 17,084 1,020,598
a
Professional Services  —  5 .2%
Automatic Data Processing, Inc. ............... 100,132 22,029,040
Booz Allen Hamilton Holding Corp. , Class A ....... 31,383 3,003,981
Equifax, Inc. ............................ 29,121 6,068,234
FTI Consulting, Inc.
(a)
...................... 8,043 1,451,761
Genpact Ltd. ............................ 42,830 1,908,077
Jacobs Solutions, Inc. ...................... 30,124 3,478,117
ManpowerGroup, Inc. ...................... 12,061 913,138
Paychex, Inc. ........................... 77,290 8,491,079
Paylocity Holding Corp.
(a)
................... 9,640 1,863,316
Robert Half International, Inc. ................. 25,387 1,853,251
TransUnion ............................. 46,196 3,178,747
Verisk Analytics, Inc. ....................... 37,216 7,223,998
61,462,739
a
Semiconductors & Semiconductor Equipment  —  0 .1%
MKS Instruments, Inc. ..................... 13,754 1,153,548
a
Software  —  0 .5%
BILL Holdings, Inc.
(a)
....................... 23,746 1,823,930
Fair Isaac Corp.
(a)
......................... 5,810 4,229,390
6,053,320
a
Trading Companies & Distributors  —  1 .7%
Air Lease Corp. , Class A .................... 24,953 1,003,610
Core & Main, Inc. , Class A
(a) (b)
................ 17,602 458,708
MSC Industrial Direct Co., Inc. , Class A .......... 11,122 1,009,099
United Rentals, Inc. ....................... 16,730 6,041,370
Watsco, Inc. ............................ 7,872 2,726,704
WESCO International, Inc. ................... 10,669 1,536,336
WW Grainger, Inc. ........................ 10,795 7,508,678
20,284,505
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,230,697,740 ) ............................... 1,174,234,660

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Industrials ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  1 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 9,933,886 $ 9,936,866
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 1,899,968 1,899,968
a
Total Short-Term Securities — 1.0%
(Cost: $ 11,833,158 ) ................................. 11,836,834
Total Investments — 100.8%
(Cost: $ 1,242,530,898 ) ............................... 1,186,071,494
Liabilities in Excess of Other Assets — ( 0 .8 ) % ............... (9,388,517)
Net Assets — 100.0% ................................. $ 1,176,682,977
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,893,851 $ — $ (7,990,507)
(a)
$ 33,940 $ (418) $ 9,936,866 9,933,886 $ 84,751
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 2,472,000 — (572,032)
(a)
— — 1,899,968 1,899,968 51,545 1
$ 33,940 $ (418)
$ 11,836,834
$ 136,296 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 21 06/16/23 $ 2,125 $ 15,360
E-Mini Technology Select Sector Index ....................................................... 1 06/16/23 153 2,248
$ 17,608
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 17,608 $ — $ — $ — $ 17,608

iShares
®
U.S. Industrials ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (116,338) $ — $ — $ — $ (116,338)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 143,149 $ — $ — $ — $ 143,149
Futures contracts
Average notional value of contracts — long ................................................................................... $ 2,002,365
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,174,199,062  $ 35,598  $ —  $ 1,174,234,660
Short-Term Securities
Money Market Funds ...................................... 11,836,834  —  —  11,836,834
$ 1,186,035,896  $ 35,598  $ —  $ 1,186,071,494
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 17,608  $ —  $ —  $ 17,608
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Technology ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Communications Equipment  —  0 .1%
F5, Inc.
(a)
.............................. 76,849 $ 10,325,432
a
Electrical Equipment  —  0 .1%
Vertiv Holdings Co. , Class A ................. 390,156 5,821,128
a
Electronic Equipment, Instruments & Components  —  1 .6%
Amphenol Corp. , Class A ................... 755,893 57,047,245
Arrow Electronics, Inc.
(a)
.................... 74,886 8,569,205
Avnet, Inc. ............................. 118,025 4,869,711
CDW Corp. ............................. 174,506 29,594,472
Coherent Corp.
(a) (b)
........................ 153,776 5,249,913
Corning, Inc. ............................ 949,574 31,544,848
IPG Photonics Corp. ....................... 42,456 4,881,591
Jabil, Inc. .............................. 167,333 13,077,074
National Instruments Corp. .................. 169,046 9,843,549
TD SYNNEX Corp. ........................ 60,549 5,391,283
170,068,891
a
Financial Services  —  0 .1%
Toast, Inc. , Class A
(a) (b)
..................... 330,183 6,009,331
a
Health Care Technology  —  0 .0%
Definitive Healthcare Corp. , Class A
(a) (b)
.......... 43,684 467,419
a
Hotels, Restaurants & Leisure  —  0 .2%
DoorDash, Inc. , Class A
(a) (b)
.................. 322,481 19,732,612
a
Interactive Media & Services  —  14 .8%
Alphabet, Inc. , Class A
(a)
.................... 5,210,102 559,252,349
Alphabet, Inc. , Class C , NVS
(a)
................ 4,530,847 490,328,262
IAC, Inc.
(a) (b)
............................ 98,982 5,124,298
Match Group, Inc.
(a)
....................... 359,729 13,274,000
Meta Platforms, Inc. , Class A
(a)
................ 1,951,840 469,066,189
Pinterest, Inc. , Class A
(a)
.................... 766,556 17,630,788
ZoomInfo Technologies, Inc.
(a)
................ 354,606 7,769,417
1,562,445,303
a
IT Services  —  4 .3%
Akamai Technologies, Inc.
(a)
.................. 199,873 16,383,590
Amdocs Ltd. ............................ 153,768 14,031,330
Cloudflare, Inc. , Class A
(a) (b)
.................. 364,980 17,172,309
Cognizant Technology Solutions Corp. , Class A ..... 662,413 39,552,680
DXC Technology Co.
(a) (b)
.................... 296,922 7,081,590
EPAM Systems, Inc.
(a)
...................... 70,794 19,995,057
Gartner, Inc.
(a)
........................... 99,106 29,975,601
Globant SA
(a)
............................ 52,500 8,235,675
GoDaddy, Inc. , Class A
(a)
.................... 201,916 15,281,003
International Business Machines Corp. .......... 1,162,604 146,964,772
Kyndryl Holdings, Inc.
(a)
..................... 260,627 3,768,666
MongoDB, Inc. , Class A
(a) (b)
.................. 85,620 20,545,375
Okta, Inc. , Class A
(a)
....................... 195,196 13,376,782
Snowflake, Inc. , Class A
(a) (b)
.................. 400,328 59,280,570
Thoughtworks Holding, Inc.
(a)
................. 111,146 692,440
Twilio, Inc. , Class A
(a)
...................... 224,759 11,824,571
VeriSign, Inc.
(a)
.......................... 119,774 26,565,873
Wix.com Ltd.
(a) (b)
......................... 71,204 6,211,125
456,939,009
a
Professional Services  —  1 .0%
CACI International, Inc. , Class A
(a) (b)
............ 29,932 9,378,294
Ceridian HCM Holding, Inc.
(a) (b)
................ 176,602 11,210,695
Clarivate PLC
(a) (b)
......................... 610,943 5,412,955
Concentrix Corp. ......................... 54,687 5,277,842
Dun & Bradstreet Holdings, Inc. ............... 320,051 3,574,970
Security Shares Value
a
Professional Services (continued)
KBR, Inc. .............................. 176,389 $ 10,006,548
Leidos Holdings, Inc. ...................... 175,858 16,400,517
Paycom Software, Inc.
(a) (b)
................... 66,045 19,177,487
Paycor HCM, Inc.
(a) (b)
...................... 78,499 1,844,727
Science Applications International Corp. ......... 71,344 7,279,228
SS&C Technologies Holdings, Inc. ............. 284,787 16,671,431
106,234,694
a
Semiconductors & Semiconductor Equipment  —  21 .4%
Advanced Micro Devices, Inc.
(a)
............... 2,086,604 186,479,799
Allegro MicroSystems, Inc.
(a) (b)
................ 86,669 3,100,150
Analog Devices, Inc. ....................... 653,125 117,484,125
Applied Materials, Inc. ..................... 1,087,077 122,872,313
Broadcom, Inc. .......................... 449,933 281,883,024
Cirrus Logic, Inc.
(a)
........................ 70,669 6,062,694
Entegris, Inc. ............................ 191,443 14,342,910
GlobalFoundries, Inc.
(a) (b)
.................... 81,910 4,816,308
Intel Corp. ............................. 5,348,671 166,129,721
KLA Corp. .............................. 178,846 69,131,133
Lam Research Corp. ...................... 174,112 91,248,617
Lattice Semiconductor Corp.
(a)
................ 175,067 13,952,840
Marvell Technology, Inc. .................... 1,095,434 43,247,734
Microchip Technology, Inc. ................... 687,058 50,148,363
Micron Technology, Inc. ..................... 1,402,507 90,265,351
Monolithic Power Systems, Inc. ............... 59,155 27,327,835
NVIDIA Corp. ........................... 1,806,919 501,401,953
ON Semiconductor Corp.
(a)
.................. 559,978 40,296,017
Qorvo, Inc.
(a)
............................ 128,497 11,832,004
QUALCOMM, Inc. ........................ 1,447,556 169,074,541
Skyworks Solutions, Inc. .................... 204,693 21,676,989
Teradyne, Inc. ........................... 202,084 18,466,436
Texas Instruments, Inc. ..................... 1,172,330 196,013,576
Universal Display Corp. .................... 56,096 7,486,572
Wolfspeed, Inc.
(a) (b)
........................ 158,881 7,395,911
2,262,136,916
a
Software  —  35 .4%
Adobe, Inc.
(a)
............................ 590,663 223,010,722
Alteryx, Inc. , Class A
(a)
..................... 78,057 3,210,484
ANSYS, Inc.
(a)
........................... 112,184 35,216,801
AppLovin Corp. , Class A
(a) (b)
.................. 280,292 4,764,964
Aspen Technology, Inc.
(a)
.................... 34,845 6,167,565
Atlassian Corp. , Class A
(a) (b)
.................. 187,839 27,736,307
Autodesk, Inc.
(a) (b)
......................... 280,997 54,735,406
Bentley Systems, Inc. , Class B ................ 217,554 9,259,098
Black Knight, Inc.
(a)
........................ 199,428 10,896,746
Cadence Design Systems, Inc.
(a)
.............. 352,087 73,744,622
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 226,304 1,964,319
Confluent, Inc. , Class A
(a) (b)
.................. 158,464 3,486,208
Crowdstrike Holdings, Inc. , Class A
(a)
............ 278,080 33,383,504
Datadog, Inc. , Class A
(a)
.................... 342,635 23,086,746
DocuSign, Inc.
(a)
......................... 254,866 12,600,575
Dolby Laboratories, Inc. , Class A .............. 76,264 6,382,534
DoubleVerify Holdings, Inc.
(a) (b)
................ 109,391 3,218,283
Dropbox, Inc. , Class A
(a)
.................... 344,505 7,007,232
Dynatrace, Inc.
(a)
......................... 279,223 11,805,548
Elastic NV
(a)
............................ 99,007 5,668,151
Five9, Inc.
(a)
............................ 90,660 5,878,394
Fortinet, Inc.
(a)
........................... 832,856 52,511,571
Gen Digital, Inc. .......................... 705,977 12,474,614
Guidewire Software, Inc.
(a)
................... 105,807 8,061,435
HubSpot, Inc.
(a)
.......................... 59,700 25,130,715
Informatica, Inc. , Class A
(a) (b)
................. 50,044 773,680
Intuit, Inc. .............................. 356,004 158,047,976

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Software (continued)
Jamf Holding Corp.
(a) (b)
..................... 83,382 $ 1,577,587
Manhattan Associates, Inc.
(a) (b)
................ 80,010 13,256,057
Microsoft Corp. .......................... 6,186,868 1,900,977,062
nCino, Inc.
(a) (b)
........................... 90,060 2,227,184
NCR Corp.
(a) (b)
........................... 166,883 3,719,822
New Relic, Inc.
(a)
......................... 69,260 4,950,012
Nutanix, Inc. , Class A
(a)
..................... 296,374 7,107,049
Oracle Corp. ............................ 1,974,738 187,047,183
Palantir Technologies, Inc. , Class A
(a) (b)
.......... 2,374,154 18,399,694
Palo Alto Networks, Inc.
(a) (b)
.................. 383,985 70,061,903
Pegasystems, Inc. ........................ 52,804 2,408,919
Procore Technologies, Inc.
(a) (b)
................ 92,210 4,924,936
PTC, Inc.
(a) (b)
............................ 137,478 17,293,358
RingCentral, Inc. , Class A
(a)
.................. 111,745 3,079,692
Roper Technologies, Inc. .................... 136,310 61,991,062
Salesforce, Inc.
(a)
......................... 1,243,293 246,632,032
SentinelOne, Inc. , Class A
(a) (b)
................ 249,563 4,010,477
ServiceNow, Inc.
(a)
........................ 261,926 120,334,043
Smartsheet, Inc. , Class A
(a) (b)
................. 163,997 6,702,557
Splunk, Inc.
(a) (b)
.......................... 210,044 18,114,195
Synopsys, Inc.
(a)
......................... 196,813 73,080,603
Teradata Corp.
(a) (b)
........................ 131,631 5,095,436
Tyler Technologies, Inc.
(a)
................... 53,037 20,102,614
UiPath, Inc. , Class A
(a) (b)
.................... 486,316 6,847,329
Unity Software, Inc.
(a) (b)
..................... 304,546 8,213,606
VMware, Inc. , Class A
(a)
.................... 275,812 34,484,774
Workday, Inc. , Class A
(a)
.................... 257,871 48,000,108
Zoom Video Communications, Inc. , Class A
(a) (b)
..... 317,095 19,479,146
Zscaler, Inc.
(a) (b)
.......................... 108,906 9,812,431
3,740,155,071
a
Security Shares Value
a
Technology Hardware, Storage & Peripherals  —  20 .9%
Apple, Inc. ............................. 12,296,655 $ 2,086,496,420
Dell Technologies, Inc. , Class C ............... 304,730 13,252,708
Hewlett Packard Enterprise Co. ............... 1,658,844 23,754,646
HP, Inc. ............................... 1,268,168 37,677,271
NetApp, Inc. ............................ 280,489 17,639,953
Pure Storage, Inc. , Class A
(a)
................. 367,966 8,400,664
Western Digital Corp.
(a)
..................... 410,215 14,127,805
2,201,349,467
a
Total Long-Term Investments — 99.9%
(Cost: $ 8,915,452,331 ) ............................... 10,541,685,273
a
Short-Term Securities
Money Market Funds  —  1 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 172,302,630 172,354,320
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 12,704,612 12,704,612
a
Total Short-Term Securities — 1.8%
(Cost: $ 185,012,910 ) ................................ 185,058,932
Total Investments — 101.7%
(Cost: $ 9,100,465,241 ) ............................... 10,726,744,205
Liabilities in Excess of Other Assets — ( 1 .7 ) % ............... (174,426,923)
Net Assets — 100.0% ................................. $ 10,552,317,282
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 119,017,767 $ 53,248,651
(a)
$ — $ 40,784 $ 47,118 $ 172,354,320 172,302,630 $ 427,380
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 6,440,000 6,264,612
(a)
— — — 12,704,612 12,704,612 328,919 9
$ 40,784 $ 47,118
$ 185,058,932
$ 756,299 $ 9
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Technology ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P Communication Services Select Sector Index ........................................... 24 06/16/23 $ 1,892 $ 137,485
E-Mini Technology Select Sector Index ....................................................... 53 06/16/23 8,098 367,898
$ 505,383
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 505,383 $ — $ — $ — $ 505,383
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 65,701 $ — $ — $ — $ 65,701
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 843,782 $ — $ — $ — $ 843,782
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,029,283
a

iShares
®
U.S. Technology ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,541,685,273  $ —  $ —  $ 10,541,685,273
Short-Term Securities
Money Market Funds ...................................... 185,058,932  —  —  185,058,932
$ 10,726,744,205  $ —  $ —  $ 10,726,744,205
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 505,383  $ —  $ —  $ 505,383
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
April 30, 2023
iShares
®
U.S. Transportation ETF
(Percentages shown are based on Net Assets)

2023
iShares Annual Report to Shareholders
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  31 .5%
Air Transport Services Group, Inc.
(a)
............ 86,654 $ 1,759,943
CH Robinson Worldwide, Inc. ................ 178,161 17,971,100
Expeditors International of Washington, Inc. ....... 241,436 27,485,074
FedEx Corp. ............................ 173,450 39,508,441
Forward Air Corp. ........................ 40,362 4,258,595
GXO Logistics, Inc.
(a) (b)
..................... 179,718 9,548,417
Hub Group, Inc. , Class A
(a)
................... 49,587 3,738,860
United Parcel Service, Inc. , Class B ............ 860,495 154,725,606
258,996,036
a
Ground Transportation  —  52 .4%
ArcBest Corp. ........................... 36,832 3,476,941
Avis Budget Group, Inc.
(a)
................... 37,730 6,665,759
CSX Corp. ............................. 1,289,595 39,513,191
Daseke, Inc.
(a)
........................... 92,416 755,963
Heartland Express, Inc.
(b)
................... 71,696 1,038,158
Hertz Global Holdings, Inc.
(a) (b)
................ 244,834 4,083,831
JB Hunt Transport Services, Inc. .............. 126,015 22,089,169
Knight-Swift Transportation Holdings, Inc. , Class A .. 243,292 13,702,205
Landstar System, Inc.
(b)
..................... 54,420 9,579,553
Lyft, Inc. , Class A
(a)
........................ 488,186 5,003,906
Marten Transport Ltd. ...................... 87,935 1,775,408
Norfolk Southern Corp. ..................... 189,054 38,383,634
Old Dominion Freight Line, Inc. ............... 111,667 35,776,990
RXO, Inc.
(a) (b)
............................ 176,998 3,201,894
Ryder System, Inc. ........................ 76,192 6,031,359
Saia, Inc.
(a) (b)
............................ 40,080 11,934,622
Schneider National, Inc. , Class B .............. 56,657 1,482,714
Uber Technologies, Inc.
(a)
................... 2,351,510 73,014,385
U-Haul Holding Co. ....................... 15,109 922,555
Union Pacific Corp. ....................... 721,430 141,183,851
Werner Enterprises, Inc. .................... 89,285 4,033,003
XPO, Inc.
(a)
............................. 174,321 7,701,502
431,350,593
a
Marine Transportation  —  1 .5%
Eagle Bulk Shipping, Inc. ................... 14,877 665,299
Genco Shipping & Trading Ltd. ................ 57,411 884,703
Kirby Corp.
(a)
............................ 90,814 6,524,078
Security Shares Value
a
Marine Transportation (continued)
Matson, Inc. ............................ 57,392 $ 3,904,378
11,978,458
a
Passenger Airlines  —  14 .5%
Alaska Air Group, Inc.
(a)
..................... 193,220 8,397,341
Allegiant Travel Co.
(a)
...................... 23,815 2,474,617
American Airlines Group, Inc.
(a) (b)
.............. 985,093 13,436,669
Delta Air Lines, Inc.
(a)
...................... 972,205 33,356,354
Frontier Group Holdings, Inc.
(a)
................ 57,820 548,712
Hawaiian Holdings, Inc.
(a) (b)
.................. 79,837 665,042
JetBlue Airways Corp.
(a) (b)
................... 492,168 3,514,079
Joby Aviation, Inc.
(a) (b)
...................... 446,327 1,932,596
SkyWest, Inc.
(a)
.......................... 77,194 2,184,590
Southwest Airlines Co. ..................... 901,375 27,302,649
Spirit Airlines, Inc. ........................ 166,028 2,839,079
Sun Country Airlines Holdings, Inc.
(a)
............ 50,154 989,538
United Airlines Holdings, Inc.
(a) (b)
............... 496,418 21,743,108
119,384,374
a
Total Long-Term Investments — 99.9%
(Cost: $ 983,116,427 ) ................................ 821,709,461
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 23,877,439 23,884,603
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 951,661 951,661
a
Total Short-Term Securities — 3.0%
(Cost: $ 24,822,444 ) ................................. 24,836,264
Total Investments — 102.9%
(Cost: $ 1,007,938,871 ) ............................... 846,545,725
Liabilities in Excess of Other Assets — ( 2 .9 ) % ............... (24,014,957)
Net Assets — 100.0% ................................. $ 822,530,768
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 60,502,490 $ — $ (36,636,633)
(a)
$ 23,333 $ (4,587) $ 23,884,603 23,877,439 $ 156,955
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 990,000 — (38,339)
(a)
— — 951,661 951,661 31,658 —
$ 23,333 $ (4,587)
$ 24,836,264
$ 188,613 $ —

iShares
®
U.S. Transportation ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Industrial Select Sector Index ......................................................... 7 06/16/23 $ 708 $ 23,379
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 23,379 $ — $ — $ — $ 23,379
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (410,835) $ — $ — $ — $ (410,835)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 42,761 $ — $ — $ — $ 42,761
Futures contracts
Average notional valu e of contracts — long ................................................................................... $ 910,080
a

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Transportation ETF

2023
iShares Annual Report to Shareholders
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 821,709,461  $ —  $ —  $ 821,709,461
Short-Term Securities
Money Market Funds ...................................... 24,836,264  —  —  24,836,264
$ 846,545,725  $ —  $ —  $ 846,545,725
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 23,379  $ —  $ —  $ 23,379
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
U.S. Utilities ETF
Schedule of Investments
April 30, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Commercial Services & Supplies  —  9 .3%
Clean Harbors, Inc.
(a)
...................... 43,580 $ 6,326,073
Republic Services, Inc. ..................... 176,291 25,495,204
Stericycle, Inc.
(a) (b)
........................ 78,232 3,571,291
Waste Management, Inc. .................... 350,933 58,272,425
93,664,993
a
Electric Utilities  —  57 .4%
Alliant Energy Corp. ....................... 214,246 11,813,524
American Electric Power Co., Inc. .............. 439,767 40,643,266
Avangrid, Inc. ........................... 60,497 2,435,609
Constellation Energy Corp. .................. 279,153 21,606,442
Duke Energy Corp. ....................... 658,733 65,135,519
Edison International ....................... 321,405 23,655,408
Entergy Corp. ........................... 173,533 18,668,680
Evergy, Inc. ............................. 190,006 11,801,273
Eversource Energy ....................... 294,597 22,863,673
Exelon Corp. ............................ 849,201 36,040,090
FirstEnergy Corp. ........................ 464,196 18,475,001
Hawaiian Electric Industries, Inc. .............. 92,851 3,640,688
IDACORP, Inc. .......................... 43,046 4,783,272
NextEra Energy, Inc. ...................... 1,699,170 130,207,397
NRG Energy, Inc. ......................... 181,428 6,199,395
OGE Energy Corp. ........................ 170,713 6,408,566
PG&E Corp.
(a) (b)
.......................... 1,407,417 24,080,905
Pinnacle West Capital Corp. ................. 96,489 7,570,527
PPL Corp. ............................. 629,978 18,092,968
Southern Co. (The) ....................... 930,302 68,423,712
Xcel Energy, Inc. ......................... 466,231 32,594,209
575,140,124
a
Electrical Equipment  —  0 .4%
Sunrun, Inc.
(a) (b)
.......................... 177,778 3,740,449
a
Gas Utilities  —  2 .4%
Atmos Energy Corp. ....................... 121,466 13,864,129
National Fuel Gas Co. ..................... 74,813 4,182,047
UGI Corp. .............................. 178,989 6,064,147
24,110,323
a
Independent Power and Renewable Electricity Producers  —  2 .5%
AES Corp. (The) ......................... 570,238 13,491,831
Brookfield Renewable Corp. , Class A ........... 108,994 3,641,490
Security Shares Value
a
Independent Power and Renewable Electricity Producers (continued)
Vistra Corp. ............................ 335,770 $ 8,011,472
25,144,793
a
Multi-Utilities  —  24 .5%
Ameren Corp. ........................... 220,011 19,574,379
CenterPoint Energy, Inc. .................... 538,600 16,411,142
CMS Energy Corp. ........................ 247,478 15,407,980
Consolidated Edison, Inc. ................... 303,387 29,874,518
Dominion Energy, Inc. ...................... 711,952 40,680,937
DTE Energy Co. ......................... 164,909 18,537,421
NiSource, Inc. ........................... 347,041 9,876,787
Public Service Enterprise Group, Inc. ........... 425,672 26,902,470
Sempra Energy .......................... 269,071 41,837,850
WEC Energy Group, Inc. .................... 269,783 25,945,031
245,048,515
a
Water Utilities  —  3 .3%
American Water Works Co., Inc. ............... 164,942 24,452,652
Essential Utilities, Inc. ...................... 197,766 8,444,608
32,897,260
a
Total Long-Term Investments — 99.8%
(Cost: $ 984,555,462 ) ................................ 999,746,457
a
Short-Term Securities
Money Market Funds  —  3 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.02%
(c) (d) (e)
...................... 28,249,951 28,258,427
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.75%
(c) (d)
............................ 1,350,795 1,350,795
a
Total Short-Term Securities — 3.0%
(Cost: $ 29,609,211 ) ................................. 29,609,222
Total Investments — 102.8%
(Cost: $ 1,014,164,673 ) ............................... 1,029,355,679
Liabilities in Excess of Other Assets — ( 2 .8 ) % ............... (27,806,798)
Net Assets — 100.0% ................................. $ 1,001,548,881
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(continued)
April 30, 2023
iShares
®
U.S. Utilities ETF

2023
iShares Annual Report to Shareholders
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended April 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/22
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/23
  Shares Held
at 04/30/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 460,950 $ 27,793,554
(a)
$ — $ 3,912 $ 11 $ 28,258,427 28,249,951 $ 19,583
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,712,000 — (361,205)
(a)
— — 1,350,795 1,350,795 46,874 1
$ 3,912 $ 11
$ 29,609,222
$ 66,457 $ 1
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Utilities Select Sector Index .......................................................... 24 06/16/23 $ 1,677 $ 39,537
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 39,537 $ — $ — $ — $ 39,537
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ (33,984) $ — $ — $ — $ (33,984)
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ 50,473 $ — $ — $ — $ 50,473

iShares
®
U.S. Utilities ETF
Schedule of Investments
(continued)
April 30, 2023

Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,721,620
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 999,746,457  $ —  $ —  $ 999,746,457
Short-Term Securities
Money Market Funds ...................................... 29,609,222  —  —  29,609,222
$ 1,029,355,679  $ —  $ —  $ 1,029,355,679
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 39,537  $ —  $ —  $ 39,537
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
April 30, 2023
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,546,606,588  $ 3,504,345,085  $ 3,246,335,656  $ 913,250,159
Investments, at value — affiliated
(c)
........................................ 34,427,891  46,755,751  31,312,696  8,734,717
Cash ............................................................ 151,404  373,981  227,339  25,760
Cash pledged:
Futures contracts .................................................. 159,000  702,000  361,000  118,000
Receivables:
Securities lending income — affiliated .................................... 24,971  19,600  21,517  1,456
Capital shares sold ................................................. —  —  —  14,865
Dividends — unaffiliated ............................................. 1,180,830  3,209,702  3,261,825  1,076,047
Dividends — affiliated ............................................... 8,749  35,760  22,308  4,278
Interest — unaffiliated ............................................... 225  512  519  671
Variation margin on futures contracts ..................................... 24,948  107,725  54,573  21,390
Total assets .......................................................
1,582,584,606  3,555,550,116  3,281,597,433  923,247,343
LIABILITIES
Collateral on securities loaned ........................................... 28,311,830  18,362,047  20,904,692  7,515,197
Payables:
Capital shares redeemed ............................................. —  —  —  14,865
Investment advisory fees ............................................. 252,994  722,834  664,913  276,220
Total liabilities ......................................................
28,564,824  19,084,881  21,569,605  7,806,282
NET ASSETS ......................................................
$ 1,554,019,782  $ 3,536,465,235  $ 3,260,027,828  $ 915,441,061
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 917,392,646  $ 3,120,545,376  $ 3,426,557,113  $ 1,174,005,154
Accumulated earnings (loss) ............................................ 636,627,136  415,919,859  (166,529,285) (258,564,093)
NET ASSETS ......................................................
$ 1,554,019,782  $ 3,536,465,235  $ 3,260,027,828  $ 915,441,061
NET ASSET VALUE
Shares outstanding .................................................. 15,350,000  45,150,000  36,900,000  7,000,000
Net asset value ..................................................... $ 101.24  $ 78.33  $ 88.35  $ 130.78
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 27,655,791  $ 17,893,813  $ 20,035,957  $ 7,263,321
(b)
Investments, at cost — unaffiliated ...................................... $ 867,679,273  $ 2,992,090,992  $ 3,231,526,152  $ 972,770,618
(c)
Investments, at cost — affiliated ........................................ $ 32,932,270  $ 45,297,587  $ 29,998,938  $ 8,731,031

Statements of Assets and Liabilities
(continued)
April 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 697,134,472  $ 1,806,799,256  $ 1,551,358,697  $ 1,162,515,692
Investments, at value — affiliated
(c)
........................................ 24,791,571  7,087,938  14,701,466  47,433,650
Cash ............................................................ 34,520  1,453,408  10,730  46,875
Cash pledged:
Futures contracts .................................................. 102,000  215,000  230,000  223,000
Receivables:
Securities lending income — affiliated .................................... 59,551  656  10,731  19,524
Capital shares sold ................................................. 11,881  —  —  —
Dividends — unaffiliated ............................................. 230,894  3,371,664  1,169,186  2,632,910
Dividends — affiliated ............................................... 4,612  7,988  7,393  5,496
Interest — unaffiliated ............................................... 42  875  499  261
Due from broker ................................................... —  14,980  —  —
Variation margin on futures contracts ..................................... 5,565  20,160  39,074  40,628
Total assets .......................................................
722,375,108  1,818,971,925  1,567,527,776  1,212,918,036
LIABILITIES
Collateral on securities loaned ........................................... 23,543,862  4,937,414  11,895,013  10,173,040
Payables:
Investments purchased .............................................. —  2,076,506  —  —
Investment advisory fees ............................................. 231,315  578,439  520,549  387,944
Total liabilities ......................................................
23,775,177  7,592,359  12,415,562  10,560,984
NET ASSETS ......................................................
$ 698,599,931  $ 1,811,379,566  $ 1,555,112,214  $ 1,202,357,052
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,002,013,781  $ 1,794,381,160  $ 1,617,133,891  $ 1,527,023,645
Accumulated earnings (loss) ............................................ (303,413,850) 16,998,406  (62,021,677) (324,666,593)
NET ASSETS ......................................................
$ 698,599,931  $ 1,811,379,566  $ 1,555,112,214  $ 1,202,357,052
NET ASSET VALUE
Shares outstanding .................................................. 10,850,000  8,750,000  34,900,000  7,800,000
Net asset value ..................................................... $ 64.39  $ 207.01  $ 44.56  $ 154.15
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 23,471,800  $ 4,848,334  $ 11,657,745  $ 9,843,281
(b)
Investments, at cost — unaffiliated ...................................... $ 830,358,636  $ 1,744,756,145  $ 1,227,294,904  $ 1,375,622,211
(c)
Investments, at cost — affiliated ........................................ $ 24,783,234  $ 7,087,083  $ 14,696,737  $ 55,802,246

2023
iShares Annual Report to Shareholders
Statements of Assets and Liabilities
(continued)
April 30, 2023
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 1,775,450,069  $ 3,256,155,705  $ 1,174,234,660  $ 10,541,685,273
Investments, at value — affiliated
(c)
........................................ 60,749,201  49,374,653  11,836,834  185,058,932
Cash ............................................................ 53,219  27,880  44,628  320,745
Cash pledged:
Futures contracts .................................................. 360,000  248,999  137,000  642,000
Receivables:
Securities lending income — affiliated .................................... 50,163  21,385  2,147  40,895
Dividends — unaffiliated ............................................. 3,328,490  3,082,400  720,642  127,688
Dividends — affiliated ............................................... 14,488  14,269  6,980  45,556
Interest — unaffiliated ............................................... 347  540  106  349
Variation margin on futures contracts ..................................... 59,648  41,410  20,130  104,550
Total assets .......................................................
1,840,065,625  3,308,967,241  1,187,003,127  10,728,025,988
LIABILITIES
Collateral on securities loaned ........................................... 10,407,787  45,907,389  9,919,382  172,313,100
Payables:
Capital shares redeemed ............................................. 87,104  —  15,819  —
Investment advisory fees ............................................. 595,053  1,067,316  384,949  3,395,606
Total liabilities ......................................................
11,089,944  46,974,705  10,320,150  175,708,706
NET ASSETS ......................................................
$ 1,828,975,681  $ 3,261,992,536  $ 1,176,682,977  $ 10,552,317,282
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 2,176,682,632  $ 3,046,072,954  $ 1,334,995,944  $ 9,211,659,703
Accumulated earnings (loss) ............................................ (347,706,951) 215,919,582  (158,312,967) 1,340,657,579
NET ASSETS ......................................................
$ 1,828,975,681  $ 3,261,992,536  $ 1,176,682,977  $ 10,552,317,282
NET ASSET VALUE
Shares outstanding .................................................. 25,000,000  11,600,000  11,800,000  113,400,000
Net asset value ..................................................... $ 73.16  $ 281.21  $ 99.72  $ 93.05
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 10,010,835  $ 45,481,536  $ 9,777,924  $ 167,183,080
(b)
Investments, at cost — unaffiliated ...................................... $ 1,955,576,201  $ 2,934,618,692  $ 1,230,697,740  $ 8,915,452,331
(c)
Investments, at cost — affiliated ........................................ $ 71,718,389  $ 49,355,364  $ 11,833,158  $ 185,012,910

Statements of Assets and Liabilities
(continued)
April 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 821,709,461  $ 999,746,457
Investments, at value — affiliated
(c)
....................................................................... 24,836,264  29,609,222
Cash ........................................................................................... 9,656  15,833
Cash pledged:
Futures contracts ................................................................................. 43,000  85,000
Receivables:
Investments sold ................................................................................. 2,806,595  —
Securities lending income — affiliated ................................................................... 8,487  3,501
Capital shares sold ................................................................................ 44,264  —
Dividends — unaffiliated ............................................................................ 10,942  669,036
Dividends — affiliated .............................................................................. 3,624  5,691
Interest — unaffiliated .............................................................................. 29  75
Variation margin on futures contracts .................................................................... 6,160  —
Total assets ......................................................................................
849,478,482  1,030,134,815
LIABILITIES
Collateral on securities loaned .......................................................................... 23,907,190  28,254,165
Payables:
Investments purchased ............................................................................. 2,774,639  —
Capital shares redeemed ............................................................................ 11,066  —
Investment advisory fees ............................................................................ 254,819  329,032
Variation margin on futures contracts .................................................................... —  2,737
Total liabilities .....................................................................................
26,947,714  28,585,934
NET ASSETS .....................................................................................
$ 822,530,768  $ 1,001,548,881
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 1,099,081,574  $ 1,052,252,769
Accumulated loss .................................................................................. (276,550,806) (50,703,888)
NET ASSETS .....................................................................................
$ 822,530,768  $ 1,001,548,881
NET ASSET VALUE
Shares outstanding ................................................................................. 3,700,000  11,750,000
Net asset value .................................................................................... $ 222.31  $ 85.24
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 25,410,451  $ 27,575,351
(b)
Investments, at cost — unaffiliated ..................................................................... $ 983,116,427  $ 984,555,462
(c)
Investments, at cost — affiliated ....................................................................... $ 24,822,444  $ 29,609,211

2023
iShares Annual Report to Shareholders
Statements of Operations
Year Ended April 30, 2023
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400
Social ETF
iShares
MSCI USA ESG
Select ETF
iShares
U.S. Basic Materials
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 24,780,750  $ 58,178,969  $ 58,085,031  $ 21,691,991
Dividends — affiliated .............................................. 187,021  851,507  1,310,271  38,138
Interest — unaffiliated .............................................. 2,736  6,179  20,197  1,640
Securities lending income — affiliated — net ............................... 228,160  315,977  368,152  33,808
Foreign taxes withheld ............................................. (6,789) (27,265) (33,526) (7,994)
Total investment income ..............................................
25,191,878  59,325,367  59,750,125  21,757,583
EXPENSES
Investment advisory ............................................... 3,002,563  8,967,945  8,288,004  3,502,939
Total expenses .................................................... 3,002,563  8,967,945  8,288,004  3,502,939
Net investment income ...............................................
22,189,315  50,357,422  51,462,121  18,254,644
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (11,537,363) (31,390,489) (99,832,116) (76,019,582)
Investments — affiliated ........................................... (12,365) (144,513) (5,520,575) 9,155
Capital gain distributions from underlying funds — affiliated ................... 2  7  5  1
Futures contracts ............................................... (378,187) (381,539) (858,705) (577,961)
In-kind redemptions — unaffiliated
(a)
................................... 74,637,290  241,711,642  115,517,800  13,972,529
In-kind redemptions — affiliated
(a)
.................................... 211,507  1,407,106  2,374,897  —
62,920,884  211,202,214  11,681,306  (62,615,858)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (63,846,050) (230,448,472) (51,001,132) (46,897,276)
Investments — affiliated ........................................... 89,040  338,171  7,766,797  3,686
Futures contracts ............................................... 272,728  973,048  599,604  58,347
(63,484,282) (229,137,253) (42,634,731) (46,835,243)
Net realized and unrealized loss .........................................
(563,398) (17,935,039) (30,953,425) (109,451,101)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ 21,625,917  $ 32,422,383  $ 20,508,696  $ (91,196,457)
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Consumer
Discretionary ETF
iShares
U.S. Consumer
Staples ETF
iShares
U.S. Energy ETF
iShares
U.S. Financial
Services ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 7,279,699  $ 45,424,024  $ 85,739,092  $ 32,274,777
Dividends — affiliated .............................................. 31,095  73,555  85,545  1,279,418
Interest — unaffiliated .............................................. 3,171  11,268  4,346  2,270
Securities lending income — affiliated — net ............................... 479,047  52,633  167,395  162,939
Foreign taxes withheld ............................................. —  —  —  (6,909)
Total investment income ..............................................
7,793,012  45,561,480  85,996,378  33,712,495
EXPENSES
Investment advisory ............................................... 2,898,039  6,369,639  9,073,117  5,802,877
Total expenses .................................................... 2,898,039  6,369,639  9,073,117  5,802,877
Net investment income ...............................................
4,894,973  39,191,841  76,923,261  27,909,618
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (72,318,735) (15,897,161) (11,590,621) (39,910,025)
Investments — affiliated ........................................... 47,735  19,235  37,204  (313,770)
Capital gain distributions from underlying funds — affiliated ................... 1  2  2  1
Futures contracts ............................................... (139,842) 257,955  876,214  (631,966)
In-kind redemptions — unaffiliated
(a)
................................... 10,750,074  66,732,486  872,955,188  53,663,877
In-kind redemptions — affiliated
(a)
.................................... —  —  —  2,102,326
(61,660,767) 51,112,517  862,277,987  14,910,443
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 18,565,157  (28,466,787) (570,318,388) (119,654,895)
Investments — affiliated ........................................... (625) (428) (2,716) 469,089
Futures contracts ............................................... 92,479  153,975  289,642  498,067
18,657,011  (28,313,240) (570,031,462) (118,687,739)
Net realized and unrealized gain (loss) ....................................
(43,003,756) 22,799,277  292,246,525  (103,777,296)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (38,108,783) $ 61,991,118  $ 369,169,786  $ (75,867,678)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Operations
(continued)
Year Ended April 30, 2023
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
iShares
U.S. Industrials ETF
iShares
U.S. Technology
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 44,805,139  $ 48,784,402  $ 17,492,701  $ 66,862,631
Dividends — affiliated .............................................. 1,652,813  132,826  51,545  328,919
Interest — unaffiliated .............................................. 16,913  4,682  1,581  12,261
Securities lending income — affiliated — net ............................... 319,563  167,349  84,751  427,380
Foreign taxes withheld ............................................. (8,535) —  (2,098) (29,388)
Total investment income ..............................................
46,785,893  49,089,259  17,628,480  67,601,803
EXPENSES
Investment advisory ............................................... 7,992,273  12,444,707  4,656,703  31,250,714
Total expenses .................................................... 7,992,273  12,444,707  4,656,703  31,250,714
Net investment income ...............................................
38,793,620  36,644,552  12,971,777  36,351,089
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... (77,184,603) (14,759,178) (17,643,889) (188,632,115)
Investments — affiliated ........................................... (1,370,334) 7,488  33,940  40,784
Capital gain distributions from underlying funds — affiliated ................... 3  3  1  9
Futures contracts ............................................... (819,746) (353,702) (116,338) 65,701
In-kind redemptions — unaffiliated
(a)
................................... 55,708,355  132,490,461  62,107,703  511,675,934
In-kind redemptions — affiliated
(a)
.................................... 161,295  —  —  —
(23,505,030) 117,385,072  44,381,417  323,150,313
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... (63,041,658) (33,137,849) (41,323,513) 460,778,056
Investments — affiliated ........................................... 4,903,344  3,725  (418) 47,118
Futures contracts ............................................... 556,432  291,304  143,149  843,782
(57,581,882) (32,842,820) (41,180,782) 461,668,956
Net realized and unrealized gain (loss) ....................................
(81,086,912) 84,542,252  3,200,635  784,819,269
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....
$ (42,293,292) $ 121,186,804  $ 16,172,412  $ 821,170,358
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended April 30, 2023
Financial Statements
See notes to financial statements.
iShares
U.S. Transportation
ETF
iShares
U.S. Utilities ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 14,316,366  $ 27,274,735
Dividends — affiliated .............................................................................. 31,658  46,874
Interest — unaffiliated .............................................................................. 813  1,636
Securities lending income — affiliated — net ............................................................... 156,955  19,583
Foreign taxes withheld ............................................................................. —  (20,962)
Total investment income ..............................................................................
14,505,792  27,321,866
EXPENSES
Investment advisory ............................................................................... 3,289,432  4,012,314
Total expenses .................................................................................... 3,289,432  4,012,314
Net investment income ...............................................................................
11,216,360  23,309,552
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (33,529,364) (3,282,730)
Investments — affiliated ........................................................................... 23,333  3,912
Capital gain distributions from underlying funds — affiliated ................................................... —  1
Futures contracts ............................................................................... (410,835) (33,984)
In-kind redemptions — unaffiliated
(a)
................................................................... (21,638,280) 43,994,779
(55,555,146) 40,681,978
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (42,402,480) (65,048,620)
Investments — affiliated ........................................................................... (4,587) 11
Futures contracts ............................................................................... 42,761  50,473
(42,364,306) (64,998,136)
Net realized and unrealized loss .........................................................................
(97,919,452) (24,316,158)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..............................................
$ (86,703,092) $ (1,006,606)
(a)
See Note 2 of the Notes to Financial Statements.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Dow Jones U.S. ETF
iShares
MSCI KLD 400 Social ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 22,189,315  $ 19,037,512  $ 50,357,422  $ 39,114,060
Net realized gain ............................................. 62,920,884  73,031,487  211,202,214  199,779,878
Net change in unrealized appreciation (depreciation) ..................... (63,484,282) (135,465,859) (229,137,253) (328,578,348)
Net increase (decrease) in net assets resulting from operations ................
21,625,917  (43,396,860) 32,422,383  (89,684,410)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(22,417,559) (18,957,187) (50,565,891) (39,133,562)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(4,614,827) 8,199,868  (59,105,660) 633,066,989
NET ASSETS
Total increase (decrease) in net assets ................................ (5,406,469) (54,154,179) (77,249,168) 504,249,017
Beginning of year ...............................................
1,559,426,251  1,613,580,430  3,613,714,403  3,109,465,386
End of year ...................................................
$ 1,554,019,782  $ 1,559,426,251  $ 3,536,465,235  $ 3,613,714,403
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA ESG Select ETF
iShares
U.S. Basic Materials ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 51,462,121  $ 42,956,098  $ 18,254,644  $ 14,636,599
Net realized gain (loss) ......................................... 11,681,306  334,495,226  (62,615,858) 123,620,508
Net change in unrealized appreciation (depreciation) ..................... (42,634,731) (555,738,306) (46,835,243) (93,530,036)
Net increase (decrease) in net assets resulting from operations ................
20,508,696  (178,286,982) (91,196,457) 44,727,071
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(50,432,428) (43,477,209) (18,732,865) (13,985,668)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(372,694,673) 826,479,467  (100,955,756) 316,101,233
NET ASSETS
Total increase (decrease) in net assets ................................ (402,618,405) 604,715,276  (210,885,078) 346,842,636
Beginning of year ...............................................
3,662,646,233  3,057,930,957  1,126,326,139  779,483,503
End of year ...................................................
$ 3,260,027,828  $ 3,662,646,233  $ 915,441,061  $ 1,126,326,139
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Consumer Discretionary ETF
iShares
U.S. Consumer Staples ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 4,894,973  $ 5,281,075  $ 39,191,841  $ 15,447,986
Net realized gain (loss) ......................................... (61,660,767) 375,899,658  51,112,517  123,499,256
Net change in unrealized appreciation (depreciation) ..................... 18,657,011  (549,426,537) (28,313,240) (28,423,614)
Net increase (decrease) in net assets resulting from operations ................
(38,108,783) (168,245,804) 61,991,118  110,523,628
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(4,983,461) (5,634,523) (36,324,935) (13,054,119)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(115,173,704) (552,919,725) 650,759,054  345,936,728
NET ASSETS
Total increase (decrease) in net assets ................................ (158,265,948) (726,800,052) 676,425,237  443,406,237
Beginning of year ...............................................
856,865,879  1,583,665,931  1,134,954,329  691,548,092
End of year ...................................................
$ 698,599,931  $ 856,865,879  $ 1,811,379,566  $ 1,134,954,329
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Energy ETF
iShares
U.S. Financial Services ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 76,923,261  $ 89,420,483  $ 27,909,618  $ 35,975,249
Net realized gain ............................................. 862,277,987  42,606,614  14,910,443  119,902,551
Net change in unrealized appreciation (depreciation) ..................... (570,031,462) 1,040,590,620  (118,687,739) (394,690,665)
Net increase (decrease) in net assets resulting from operations ................
369,169,786  1,172,617,717  (75,867,678) (238,812,865)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(81,833,379) (92,818,427) (30,227,687) (34,305,475)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(2,285,005,157) 370,522,917  (720,578,894) 666,824,707
NET ASSETS
Total increase (decrease) in net assets ................................ (1,997,668,750) 1,450,322,207  (826,674,259) 393,706,367
Beginning of year ...............................................
3,552,780,964  2,102,458,757  2,029,031,311  1,635,324,944
End of year ...................................................
$ 1,555,112,214  $ 3,552,780,964  $ 1,202,357,052  $ 2,029,031,311
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Financials ETF
iShares
U.S. Healthcare ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 38,793,620  $ 34,107,926  $ 36,644,552  $ 29,784,855
Net realized gain (loss) ......................................... (23,505,030) 270,944,230  117,385,072  246,745,700
Net change in unrealized appreciation (depreciation) ..................... (57,581,882) (411,469,851) (32,842,820) (175,109,337)
Net increase (decrease) in net assets resulting from operations ................
(42,293,292) (106,417,695) 121,186,804  101,421,218
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(37,169,793) (33,553,578) (36,619,957) (29,723,391)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(191,510,087) (113,282,168) 350,643,267  190,045,697
NET ASSETS
Total increase (decrease) in net assets ................................ (270,973,172) (253,253,441) 435,210,114  261,743,524
Beginning of year ...............................................
2,099,948,853  2,353,202,294  2,826,782,422  2,565,038,898
End of year ...................................................
$ 1,828,975,681  $ 2,099,948,853  $ 3,261,992,536  $ 2,826,782,422
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Industrials ETF
iShares
U.S. Technology ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 12,971,777  $ 13,236,270  $ 36,351,089  $ 20,748,046
Net realized gain ............................................. 44,381,417  232,088,818  323,150,313  1,677,115,088
Net change in unrealized appreciation (depreciation) ..................... (41,180,782) (409,382,465) 461,668,956  (2,050,780,033)
Net increase (decrease) in net assets resulting from operations ................
16,172,412  (164,057,377) 821,170,358  (352,916,899)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(12,823,027) (13,540,660) (41,892,148) (25,450,503)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(75,758,298) (271,270,619) 2,434,605,506  459,545,739
NET ASSETS
Total increase (decrease) in net assets ................................ (72,408,913) (448,868,656) 3,213,883,716  81,178,337
Beginning of year ...............................................
1,249,091,890  1,697,960,546  7,338,433,566  7,257,255,229
End of year ...................................................
$ 1,176,682,977  $ 1,249,091,890  $ 10,552,317,282  $ 7,338,433,566
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2023
iShares Annual Report to Shareholders
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
U.S. Transportation ETF
iShares
U.S. Utilities ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/23
Year Ended
04/30/22
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 11,216,360  $ 13,777,334  $ 23,309,552  $ 20,046,136
Net realized gain (loss) ......................................... (55,555,146) 334,381,771  40,681,978  (4,380,587)
Net change in unrealized appreciation (depreciation) ..................... (42,364,306) (518,965,588) (64,998,136) 55,725,844
Net increase (decrease) in net assets resulting from operations ................
(86,703,092) (170,806,483) (1,006,606) 71,391,393
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(11,528,316) (14,205,923) (24,453,499) (20,890,534)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(257,513,837) (781,017,714) 56,018,765  98,397,603
NET ASSETS
Total increase (decrease) in net assets ................................ (355,745,245) (966,030,120) 30,558,660  148,898,462
Beginning of year ...............................................
1,178,276,013  2,144,306,133  970,990,221  822,091,759
End of year ...................................................
$ 822,530,768  $ 1,178,276,013  $ 1,001,548,881  $ 970,990,221
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Dow Jones U.S. ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .........................
$ 101.26  $ 105.12  $ 71.50  $ 73.44  $ 66.25
Net investment income
(b)
............................... 1 .43  1 .23  1 .19  1 .28  1 .20
Net realized and unrealized gain (loss)
(c)
.....................
( 0 .01 ) ( 3 .87 ) 33.68  ( 1 .75 ) 7 .23
Net increase (decrease) from investment operations ..............
1 .42  ( 2 .64 ) 34.87  ( 0 .47 ) 8 .43
Distributions from net investment income
(d)
..................... ( 1 .44 ) ( 1 .22 ) ( 1 .25 ) ( 1 .47 ) ( 1 .24 )
Net asset value, end of year .............................
$ 101.24  $ 101.26  $ 105.12  $ 71.50  $ 73.44
Total Return
(e)
– – – – –
Based on net asset value ................................
1 .50% ( 2 .61 ) % 49.18% ( 0 .63 ) % 12.89%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .20% 0 .20% 0 .20% 0 .20% 0 .20%
Net investment income ..................................
1 .48% 1 .11% 1 .35% 1 .72% 1 .74%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,554,020  $ 1,559,426  $ 1,613,580  $ 1,158,276  $ 1,241,141
Portfolio turnover rate
(g)
..................................
4% 4% 4% 4% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI KLD 400 Social ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ..........................
$ 78.64  $ 80.24  $ 55.03  $ 54.88  $ 49.07
Net investment income
(b)
................................ 1 .05  0 .92  0 .86  0 .90  0 .83
Net realized and unrealized gain (loss)
(c)
......................
( 0 .31 ) ( 1 .61 ) 25.19  0 .14  5 .82
Net increase (decrease) from investment operations ...............
0 .74  ( 0 .69 ) 26.05  1 .04  6 .65
Distributions from net investment income
(d)
...................... ( 1 .05 ) ( 0 .91 ) ( 0 .84 ) ( 0 .89 ) ( 0 .84 )
Net asset value, end of year ..............................
$ 78.33  $ 78.64  $ 80.24  $ 55.03  $ 54.88
Total Return
(e)
– – – – –
Based on net asset value .................................
1 .03% ( 0 .95 ) % 47.69% 1 .95% 13.70%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .28%
Total expenses after fees waived ............................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .40% 1 .07% 1 .27% 1 .61% 1 .61%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,536,465  $ 3,613,714  $ 3,109,465  $ 1,793,824  $ 1,415,953
Portfolio turnover rate
(g)
...................................
4% 6% 5% 6% 13%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA ESG Select ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ..........................
$ 88.58  $ 92.11  $ 61.68  $ 61.08  $ 55.42
Net investment income
(b)
................................ 1 .32  1 .09  1 .03  1 .00  0 .98
Net realized and unrealized gain (loss)
(c)
......................
( 0 .26 ) ( 3 .54 ) 30.38  0 .65  5 .62
Net increase (decrease) from investment operations ...............
1 .06  ( 2 .45 ) 31.41  1 .65  6 .60
Distributions from net investment income
(d)
...................... ( 1 .29 ) ( 1 .08 ) ( 0 .98 ) ( 1 .05 ) ( 0 .94 )
Net asset value, end of year ..............................
$ 88.35  $ 88.58  $ 92.11  $ 61.68  $ 61.08
Total Return
(e)
– – – – –
Based on net asset value .................................
1 .30% ( 2 .77 ) % 51.29% 2 .76% 12.07%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .28%
Total expenses after fees waived ............................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Net investment income ...................................
1 .55% 1 .11% 1 .31% 1 .61% 1 .71%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,260,028  $ 3,662,646  $ 3,057,931  $ 1,289,055  $ 1,001,715
Portfolio turnover rate
(g)
...................................
18% 19% 27% 13% 21%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Basic Materials ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year .........................
$ 140.79  $ 131.01  $ 81.27  $ 94.03  $ 97.37
Net investment income
(a)
............................... 2 .65  2 .16  1 .78  1 .65  1 .63
Net realized and unrealized gain (loss)
(b)
.....................
( 9 .96 ) 9 .70  49.62  (12.42) ( 3 .49 )
Net increase (decrease) from investment operations ..............
( 7 .31 ) 11.86  51.40  (10.77) ( 1 .86 )
Distributions from net investment income
(c)
..................... ( 2 .70 ) ( 2 .08 ) ( 1 .66 ) ( 1 .99 ) ( 1 .48 )
Net asset value, end of year .............................
$ 130.78  $ 140.79  $ 131.01  $ 81.27  $ 94.03
Total Return
(d)
– – – – –
Based on net asset value ................................
( 5 .07 ) % 9 .13% 63.81% (11.59) % ( 1 .89 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ..................................
2 .09% 1 .60% 1 .64% 1 .83% 1 .71%
Supplemental Data
Net assets, end of year (000) ..............................
$ 915,441  $ 1,126,326  $ 779,484  $ 256,007  $ 423,128
Portfolio turnover rate
(f)
..................................
30% 47% 28% 11% 28%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Discretionary ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .........................
$ 66.68  $ 78.01  $ 51.17  $ 54.31  $ 46.36
Net investment income
(b)
............................... 0 .42  0 .31  0 .44  0 .52  0 .40
Net realized and unrealized gain (loss)
(c)
.....................
( 2 .28 ) (11.31) 26.82  ( 3 .11 ) 7 .94
Net increase (decrease) from investment operations ..............
( 1 .86 ) (11.00) 27.26  ( 2 .59 ) 8 .34
Distributions from net investment income
(d)
..................... ( 0 .43 ) ( 0 .33 ) ( 0 .42 ) ( 0 .55 ) ( 0 .39 )
Net asset value, end of year .............................
$ 64.39  $ 66.68  $ 78.01  $ 51.17  $ 54.31
Total Return
(e)
– – – – –
Based on net asset value ................................
( 2 .75 ) % (14.16) % 53.48% ( 4 .79 ) % 18.09%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ..................................
0 .68% 0 .39% 0 .67% 0 .96% 0 .81%
Supplemental Data
Net assets, end of year (000) ..............................
$ 698,600  $ 856,866  $ 1,583,666  $ 798,171  $ 934,120
Portfolio turnover rate
(g)
..................................
27% 45% 20% 31% 15%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Consumer Staples ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year ..........................
$ 206.36  $ 181.99  $ 119.38  $ 123.43  $ 114.08
Net investment income
(a)
................................ 4 .86  3 .80  2 .44  2 .77  3 .04
Net realized and unrealized gain (loss)
(b)
......................
0 .27  23.80  62.57  ( 3 .83 ) 9 .24
Net increase (decrease) from investment operations ...............
5 .13  27.60  65.01  ( 1 .06 ) 12.28
Distributions from net investment income
(c)
...................... ( 4 .48 ) ( 3 .23 ) ( 2 .40 ) ( 2 .99 ) ( 2 .93 )
Net asset value, end of year ..............................
$ 207.01  $ 206.36  $ 181.99  $ 119.38  $ 123.43
Total Return
(d)
– – – – –
Based on net asset value .................................
2 .65% 15.33% 54.87% ( 0 .86 ) % 10.95%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ...................................
2 .46% 1 .99% 1 .57% 2 .22% 2 .61%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,811,380  $ 1,134,954  $ 691,548  $ 471,555  $ 469,043
Portfolio turnover rate
(f)
...................................
6% 33% 4% 5% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Energy ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year .........................
$ 39.92  $ 26.40  $ 20.06  $ 35.96  $ 40.47
Net investment income
(a)
............................... 1 .49  1 .07  0 .80  1 .02  0 .89
Net realized and unrealized gain (loss)
(b)
.....................
4 .77  13.56  6 .36  (14.81) ( 4 .43 )
Net increase (decrease) from investment operations ..............
6 .26  14.63  7 .16  (13.79) ( 3 .54 )
Distributions from net investment income
(c)
..................... ( 1 .62 ) ( 1 .11 ) ( 0 .82 ) ( 2 .11 ) ( 0 .97 )
Net asset value, end of year .............................
$ 44.56  $ 39.92  $ 26.40  $ 20.06  $ 35.96
Total Return
(d)
– – – – –
Based on net asset value ................................
15.97% 56.56% 37.20% (39.91) % ( 8 .83 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
3 .40% 3 .38% 3 .62% 3 .42% 2 .33%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,555,112  $ 3,552,781  $ 2,102,459  $ 459,456  $ 789,226
Portfolio turnover rate
(f)
..................................
11% 17% 15% 12% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financial Services ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year .........................
$ 162.97  $ 182.72  $ 115.36  $ 136.07  $ 130.98
Net investment income
(a)
............................... 3 .06  2 .76  2 .52  2 .58  2 .17
Net realized and unrealized gain (loss)
(b)
.....................
( 8 .49 ) (19.91) 67.20  (20.69) 5 .12
Net increase (decrease) from investment operations ..............
( 5 .43 ) (17.15) 69.72  (18.11) 7 .29
Distributions from net investment income
(c)
..................... ( 3 .39 ) ( 2 .60 ) ( 2 .36 ) ( 2 .60 ) ( 2 .20 )
Net asset value, end of year .............................
$ 154.15  $ 162.97  $ 182.72  $ 115.36  $ 136.07
Total Return
(d)
– – – – –
Based on net asset value ................................
( 3 .29 ) % ( 9 .57 ) % 61.14% (13.46) % 5 .72%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
1 .93% 1 .46% 1 .85% 1 .90% 1 .68%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,202,357  $ 2,029,031  $ 1,635,325  $ 865,166  $ 1,435,523
Portfolio turnover rate
(f)
..................................
4% 5% 7% 7% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Financials ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .........................
$ 75.81  $ 80.18  $ 53.39  $ 62.97  $ 58.86
Net investment income
(b)
............................... 1 .45  1 .20  1 .09  1 .17  1 .04
Net realized and unrealized gain (loss)
(c)
.....................
( 2 .71 ) ( 4 .38 ) 26.76  ( 9 .55 ) 4 .16
Net increase (decrease) from investment operations ..............
( 1 .26 ) ( 3 .18 ) 27.85  ( 8 .38 ) 5 .20
Distributions from net investment income
(d)
..................... ( 1 .39 ) ( 1 .19 ) ( 1 .06 ) ( 1 .20 ) ( 1 .09 )
Net asset value, end of year .............................
$ 73.16  $ 75.81  $ 80.18  $ 53.39  $ 62.97
Total Return
(e)
– – – – –
Based on net asset value ................................
( 1 .62 ) % ( 4 .11 ) % 52.80% (13.47) % 9 .01%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
1 .94% 1 .42% 1 .72% 1 .85% 1 .75%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,828,976  $ 2,099,949  $ 2,353,202  $ 1,233,235  $ 1,693,736
Portfolio turnover rate
(g)
..................................
14% 24% 9% 6% 8%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Healthcare ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year ..........................
$ 273.12  $ 263.08  $ 212.48  $ 188.15  $ 173.95
Net investment income
(a)
................................ 3 .22  2 .89  2 .65  2 .49  2 .26
Net realized and unrealized gain
(b)
..........................
8 .08  10.00  50.86  24.38  15.50
Net increase from investment operations .......................
11.30  12.89  53.51  26.87  17.76
Distributions from net investment income
(c)
...................... ( 3 .21 ) ( 2 .85 ) ( 2 .91 ) ( 2 .54 ) ( 3 .56 )
Net asset value, end of year ..............................
$ 281.21  $ 273.12  $ 263.08  $ 212.48  $ 188.15
Total Return
(d)
– – – – –
Based on net asset value .................................
4 .21% 4 .86% 25.40% 14.44% 10.27%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .43%
Net investment income ...................................
1 .18% 1 .03% 1 .13% 1 .25% 1 .19%
Supplemental Data
Net assets, end of year (000) ...............................
$ 3,261,993  $ 2,826,782  $ 2,565,039  $ 2,432,933  $ 2,097,818
Portfolio turnover rate
(f)
...................................
3% 7% 6% 5% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Industrials ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .........................
$ 97.59  $ 110.26  $ 68.98  $ 79.12  $ 70.80
Net investment income
(b)
............................... 1 .07  0 .89  0 .90  1 .03  0 .95
Net realized and unrealized gain (loss)
(c)
.....................
2 .09  (12.64) 41.28  (10.11) 8 .39
Net increase (decrease) from investment operations ..............
3 .16  (11.75) 42.18  ( 9 .08 ) 9 .34
Distributions from net investment income
(d)
..................... ( 1 .03 ) ( 0 .92 ) ( 0 .90 ) ( 1 .06 ) ( 1 .02 )
Net asset value, end of year .............................
$ 99.72  $ 97.59  $ 110.26  $ 68.98  $ 79.12
Total Return
(e)
– – – – –
Based on net asset value ................................
3 .32% (10.75) % 61.51% (11.57) % 13.34%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
1 .11% 0 .81% 0 .99% 1 .32% 1 .29%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,176,683  $ 1,249,092  $ 1,697,961  $ 682,848  $ 941,547
Portfolio turnover rate
(g)
..................................
4% 26% 5% 4% 5%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Technology ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year ..........................
$ 89.60  $ 92.98  $ 58.58  $ 50.85  $ 41.99
Net investment income
(b)
................................ 0 .39  0 .25  0 .37  0 .48  0 .40
Net realized and unrealized gain (loss)
(c)
......................
3 .50  ( 3 .33 ) 34.42  7 .75  8 .84
Net increase (decrease) from investment operations ...............
3 .89  ( 3 .08 ) 34.79  8 .23  9 .24
Distributions from net investment income
(d)
...................... ( 0 .44 ) ( 0 .30 ) ( 0 .39 ) ( 0 .50 ) ( 0 .38 )
Net asset value, end of year ..............................
$ 93.05  $ 89.60  $ 92.98  $ 58.58  $ 50.85
Total Return
(e)
– – – – –
Based on net asset value .................................
4 .41% ( 3 .35 ) % 59.56% 16.34% 22.10%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses ........................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .42%
Net investment income ...................................
0 .46% 0 .24% 0 .47% 0 .89% 0 .87%
Supplemental Data
Net assets, end of year (000) ...............................
$ 10,552,317  $ 7,338,434  $ 7,257,255  $ 4,862,141  $ 4,271,433
Portfolio turnover rate
(g)
...................................
10% 13% 12% 16% 19%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Transportation ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Year Ended
04/30/20
Year Ended
04/30/19
Net asset value, beginning of year .........................
$ 242.94  $ 269.72  $ 149.76  $ 195.07  $ 187.76
Net investment income
(a)
............................... 3 .06  2 .08  1 .95  2 .55  2 .12
Net realized and unrealized gain (loss)
(b)
.....................
(20.60) (26.68) 119.89  (45.09) 7 .34
Net increase (decrease) from investment operations ..............
(17.54) (24.60) 121.84  (42.54) 9 .46
Distributions from net investment income
(c)
..................... ( 3 .09 ) ( 2 .18 ) ( 1 .88 ) ( 2 .77 ) ( 2 .15 )
Net asset value, end of year .............................
$ 222.31  $ 242.94  $ 269.72  $ 149.76  $ 195.07
Total Return
(d)
– – – – –
Based on net asset value ................................
( 7 .18 ) % ( 9 .18 ) % 81.75% (21.92) % 5 .12%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .42% 0 .42%
Net investment income ..................................
1 .37% 0 .80% 0 .90% 1 .40% 1 .11%
Supplemental Data
Net assets, end of year (000) ..............................
$ 822,531  $ 1,178,276  $ 2,144,306  $ 456,765  $ 575,444
Portfolio turnover rate
(f)
..................................
13% 72% 80% 35% 17%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions.

2023
iShares Annual Report to Shareholders
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares U.S. Utilities ETF
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
(a)
Year Ended
04/30/20
(a)
Year Ended
04/30/19
(a)
Net asset value, beginning of year .........................
$ 87.48  $ 82.62  $ 71.20  $ 74.36  $ 65.22
Net investment income
(b)
............................... 2 .00  1 .98  2 .10  2 .10  2 .02
Net realized and unrealized gain (loss)
(c)
.....................
( 2 .15 ) 4 .95  11.60  ( 3 .06 ) 9 .06
Net increase (decrease) from investment operations ..............
( 0 .15 ) 6 .93  13.70  ( 0 .96 ) 11.08
Distributions from net investment income
(d)
..................... ( 2 .09 ) ( 2 .07 ) ( 2 .28 ) ( 2 .20 ) ( 1 .94 )
Net asset value, end of year .............................
$ 85.24  $ 87.48  $ 82.62  $ 71.20  $ 74.36
Total Return
(e)
– – – – –
Based on net asset value ................................
( 0 .15 ) % 8 .52% 19.66% ( 1 .39 ) % 17.29%
Ratios to Average Net Assets
(f)
– – – – –
Total expenses .......................................
0 .40% 0 .39% 0 .41% 0 .43% 0 .43%
Net investment income ..................................
2 .33% 2 .35% 2 .78% 2 .70% 2 .94%
Supplemental Data
Net assets, end of year (000) ..............................
$ 1,001,549  $ 970,990  $ 822,092  $ 875,673  $ 810,455
Portfolio turnover rate
(g)
..................................
3% 14% 5% 4% 6%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2023, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
Dow Jones U.S. ...................................................................................................... Diversified
MSCI KLD 400 Social .................................................................................................. Diversified
MSCI USA ESG Select ................................................................................................. Diversified
U.S. Basic Materials ................................................................................................... Non-diversified
U.S. Consumer Discretionary ............................................................................................. Diversified
U.S. Consumer Staples ................................................................................................ Non-diversified
U.S. Energy ........................................................................................................ Non-diversified
U.S. Financial Services ................................................................................................. Non-diversified
U.S. Financials ...................................................................................................... Diversified
U.S. Healthcare ...................................................................................................... Non-diversified
U.S. Industrials ...................................................................................................... Diversified
U.S. Technology ..................................................................................................... Non-diversified
U.S. Transportation ................................................................................................... Non-diversified
U.S. Utilities ........................................................................................................ Non-diversified

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower

Notes to Financial Statements
( continued)

Notes to Financial Statements
default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Dow Jones U.S.
Barclays Bank PLC ............................................... $ 3,502,180 $ (3,502,180) $ — $ —
Barclays Capital, Inc. ............................................. 403,042 (403,042) — —
BNP Paribas SA ................................................. 4,371,659 (4,371,659) — —
BofA Securities, Inc. .............................................. 739,318 (739,318) — —
Citadel Clearing LLC .............................................. 303,560 (303,560) — —
Citigroup Global Markets, Inc. ........................................ 2,723,831 (2,723,831) — —
Goldman Sachs & Co. LLC ......................................... 2,563,629 (2,563,629) — —
HSBC Bank PLC ................................................ 28,509 (28,509) — —
J.P. Morgan Securities LLC ......................................... 2,342,330 (2,342,330) — —
Jefferies LLC ................................................... 774 (774) — —
Morgan Stanley ................................................. 3,332,949 (3,332,949) — —
National Financial Services LLC ...................................... 202,407 (202,407) — —
Natixis SA ..................................................... 695,146 (695,146) — —
Nomura Securities International, Inc. ................................... 80,342 (80,342) — —
RBC Capital Markets LLC .......................................... 1,025,936 (1,025,936) — —
Scotia Capital (USA), Inc. .......................................... 642,873 (642,873) — —
Toronto-Dominion Bank ............................................ 2,622,089 (2,622,089) — —
UBS AG ...................................................... 1,973,028 (1,945,068) — 27,960
Wells Fargo Bank NA ............................................. 102,189 (101,149) — 1,040
$ 27,655,791 $ (27,626,791)
$ —
$ 29,000
a
MSCI KLD 400 Social
Barclays Bank PLC ............................................... 936,669 (936,669) — —
BNP Paribas SA ................................................. 727,740 (727,740) — —
BofA Securities, Inc. .............................................. 3,457,045 (3,457,045) — —
Citadel Clearing LLC .............................................. 521,730 (521,730) — —
Citigroup Global Markets, Inc. ........................................ 4,000,306 (4,000,306) — —
Goldman Sachs & Co. LLC ......................................... 1,169,049 (1,169,049) — —
J.P. Morgan Securities LLC ......................................... 171,052 (171,052) — —
Jefferies LLC ................................................... 3,871 (3,871) — —
Morgan Stanley ................................................. 1,452,024 (1,452,024) — —
RBC Capital Markets LLC .......................................... 2,184,969 (2,184,969) — —
Virtu Americas LLC ............................................... 3,269,358 (3,257,550) — 11,808
$ 17,893,813 $ (17,882,005)
$ —
$ 11,808
a
MSCI USA ESG Select
Barclays Capital, Inc. ............................................. 2,157,939 (2,157,939) — —
BNP Paribas SA ................................................. 250,618 (250,618) — —
BofA Securities, Inc. .............................................. 4,201,297 (4,201,297) — —
Goldman Sachs & Co. LLC ......................................... 1,968,390 (1,968,390) — —
HSBC Bank PLC ................................................ 6,808,576 (6,808,576) — —
J.P. Morgan Securities LLC ......................................... 794,413 (794,413) — —
Morgan Stanley ................................................. 1,611,220 (1,611,220) — —
RBC Capital Markets LLC .......................................... 55,842 (55,842) — —
SG Americas Securities LLC ........................................ 2,187,662 (2,187,662) — —
$ 20,035,957 $ (20,035,957)
$ —
$ —
a

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Basic Materials
Citigroup Global Markets, Inc. ........................................ $ 5,990,924 $ (5,990,924) $ — $ —
Goldman Sachs & Co. LLC ......................................... 1,272,397 (1,272,397) — —
$ 7,263,321 $ (7,263,321)
$ —
$ —
a
U.S. Consumer Discretionary
Barclays Bank PLC ............................................... 510,025 (510,025) — —
Barclays Capital, Inc. ............................................. 5,085,804 (5,014,724) — 71,080
BNP Paribas SA ................................................. 818,544 (818,544) — —
BofA Securities, Inc. .............................................. 144,037 (144,037) — —
Citadel Clearing LLC .............................................. 419,955 (419,955) — —
Citigroup Global Markets, Inc. ........................................ 487,797 (487,797) — —
Goldman Sachs & Co. LLC ......................................... 4,011,329 (4,011,329) — —
HSBC Bank PLC ................................................ 1,000,430 (1,000,430) — —
J.P. Morgan Securities LLC ......................................... 4,263,466 (4,262,187) — 1,279
Jefferies LLC ................................................... 35,483 (35,483) — —
Morgan Stanley ................................................. 730,637 (730,637) — —
National Financial Services LLC ...................................... 11,264 (11,264) — —
RBC Capital Markets LLC .......................................... 178,106 (177,158) — 948
Scotia Capital (USA), Inc. .......................................... 624,774 (624,774) — —
Toronto-Dominion Bank ............................................ 3,023,367 (3,023,367) — —
UBS AG ...................................................... 1,592,195 (1,545,953) — 46,242
Wells Fargo Bank NA ............................................. 534,400 (534,400) — —
Wells Fargo Securities LLC ......................................... 187 (187) — —
$ 23,471,800 $ (23,352,251)
$ —
$ 119,549
a
U.S. Consumer Staples
BNP Paribas SA ................................................. 328 (328) — —
Goldman Sachs & Co. LLC ......................................... 1,040,068 (1,040,068) — —
J.P. Morgan Securities LLC ......................................... 3,274,216 (3,274,216) — —
SG Americas Securities LLC ........................................ 68,970 (68,970) — —
State Street Bank & Trust Co. ........................................ 181,391 (181,391) — —
Toronto-Dominion Bank ............................................ 13,794 (13,794) — —
Virtu Americas LLC ............................................... 269,567 (269,262) — 305
$ 4,848,334 $ (4,848,029)
$ —
$ 305
a
U.S. Energy
Barclays Capital, Inc. ............................................. 65,987 (65,987) — —
BNP Paribas SA ................................................. 6,476 (6,476) — —
BofA Securities, Inc. .............................................. 3,426,669 (3,426,669) — —
Citadel Clearing LLC .............................................. 706,359 (706,359) — —
Citigroup Global Markets, Inc. ........................................ 698,562 (698,562) — —
Goldman Sachs & Co. LLC ......................................... 1,802,469 (1,802,469) — —
J.P. Morgan Securities LLC ......................................... 20,062 (20,062) — —
Jefferies LLC ................................................... 200,838 (200,838) — —
Morgan Stanley ................................................. 3,437,399 (3,437,399) — —
National Financial Services LLC ...................................... 235,373 (235,373) — —
Toronto-Dominion Bank ............................................ 79,627 (79,627) — —
UBS Securities LLC .............................................. 316,845 (316,845) — —
Virtu Americas LLC ............................................... 659,813 (647,085) — 12,728
Wells Fargo Securities LLC ......................................... 1,266 (1,266) — —
$ 11,657,745 $ (11,645,017)
$ —
$ 12,728
a

Notes to Financial Statements
( continued)

Notes to Financial Statements
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Financial Services
Barclays Bank PLC ............................................... $ 22,082 $ (22,082) $ — $ —
Barclays Capital, Inc. ............................................. 1,177,785 (1,177,785) — —
BNP Paribas SA ................................................. 9,762 (9,762) — —
BofA Securities, Inc. .............................................. 347,406 (347,406) — —
Citigroup Global Markets, Inc. ........................................ 1,430,027 (1,430,027) — —
Goldman Sachs & Co. LLC ......................................... 463,472 (463,472) — —
J.P. Morgan Securities LLC ......................................... 1,869,925 (1,869,925) — —
Morgan Stanley ................................................. 947,319 (947,319) — —
National Financial Services LLC ...................................... 1,032,056 (1,032,056) — —
SG Americas Securities LLC ........................................ 2,242,177 (2,242,177) — —
UBS Securities LLC .............................................. 301,270 (299,841) — 1,429
$ 9,843,281 $ (9,841,852)
$ —
$ 1,429
a
U.S. Financials
Barclays Bank PLC ............................................... 141,095 (138,573) — 2,522
Barclays Capital, Inc. ............................................. 207,680 (207,680) — —
BofA Securities, Inc. .............................................. 4,127,376 (4,127,376) — —
Citigroup Global Markets, Inc. ........................................ 3,079,614 (3,079,614) — —
Goldman Sachs & Co. LLC ......................................... 744,772 (743,029) — 1,743
J.P. Morgan Securities LLC ......................................... 345,464 (345,464) — —
Morgan Stanley ................................................. 1,248,716 (1,248,716) — —
National Financial Services LLC ...................................... 18,779 (18,779) — —
SG Americas Securities LLC ........................................ 24,057 (24,057) — —
Toronto-Dominion Bank ............................................ 73,057 (73,057) — —
UBS AG ...................................................... 225 (225) — —
$ 10,010,835 $ (10,006,570)
$ —
$ 4,265
a
U.S. Healthcare
Barclays Bank PLC ............................................... 228,732 (228,732) — —
BNP Paribas SA ................................................. 19,420 (19,420) — —
BofA Securities, Inc. .............................................. 157,173 (157,173) — —
Citigroup Global Markets, Inc. ........................................ 12,281 (12,281) — —
Goldman Sachs & Co. LLC ......................................... 6,113,278 (6,113,278) — —
HSBC Bank PLC ................................................ 104,204 (104,204) — —
J.P. Morgan Securities LLC ......................................... 28,496,555 (28,496,555) — —
Jefferies LLC ................................................... 7,225 (7,225) — —
Morgan Stanley ................................................. 3,839,732 (3,839,732) — —
National Financial Services LLC ...................................... 547,837 (547,837) — —
Natixis SA ..................................................... 67,374 (67,374) — —
RBC Capital Markets LLC .......................................... 1,925,005 (1,925,005) — —
Toronto-Dominion Bank ............................................ 1,591,156 (1,591,156) — —
Wells Fargo Bank NA ............................................. 217,949 (217,949) — —
Wells Fargo Securities LLC ......................................... 2,153,615 (2,153,615) — —
$ 45,481,536 $ (45,481,536)
$ —
$ —
a
U.S. Industrials
Barclays Bank PLC ............................................... 4,640,841 (4,640,841) — —
BofA Securities, Inc. .............................................. 5,400 (5,400) — —
Citadel Clearing LLC .............................................. 3,392,800 (3,392,800) — —
Citigroup Global Markets, Inc. ........................................ 2,652 (2,652) — —
Goldman Sachs & Co. LLC ......................................... 187,149 (187,149) — —
Morgan Stanley ................................................. 544,945 (544,945) — —
Natixis SA ..................................................... 787,284 (785,555) — 1,729
State Street Bank & Trust Co. ........................................ 213,510 (213,510) — —
UBS AG ...................................................... 3,343 (3,343) — —
$ 9,777,924 $ (9,776,195)
$ —
$ 1,729
a

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
U.S. Technology
Barclays Bank PLC ............................................... $ 8,756,664 $ (8,756,664) $ — $ —
Barclays Capital, Inc. ............................................. 1,214,838 (1,214,838) — —
BNP Paribas SA ................................................. 31,471,212 (31,255,062) — 216,150
BofA Securities, Inc. .............................................. 1,475,379 (1,475,379) — —
Citadel Clearing LLC .............................................. 4,381,630 (4,381,630) — —
Citigroup Global Markets, Inc. ........................................ 8,907,904 (8,907,904) — —
Goldman Sachs & Co. LLC ......................................... 43,120,380 (43,120,380) — —
HSBC Bank PLC ................................................ 929,632 (929,632) — —
J.P. Morgan Securities LLC ......................................... 10,332,939 (10,332,939) — —
Jefferies LLC ................................................... 964 (964) — —
Morgan Stanley ................................................. 21,065,161 (21,065,161) — —
National Financial Services LLC ...................................... 25,648 (25,648) — —
Natixis SA ..................................................... 6,448,200 (6,448,200) — —
RBC Capital Markets LLC .......................................... 109,250 (109,250) — —
SG Americas Securities LLC ........................................ 15,484 (15,484) — —
UBS AG ...................................................... 25,707,189 (25,707,189) — —
Wells Fargo Bank NA ............................................. 1,885,332 (1,885,332) — —
Wells Fargo Securities LLC ......................................... 1,335,274 (1,312,014) — 23,260
$ 167,183,080 $ (166,943,670)
$ —
$ 239,410
a
U.S. Transportation
Barclays Bank PLC ............................................... 905,338 (887,782) — 17,556
BNP Paribas SA ................................................. 2,147,823 (2,120,804) — 27,019
BofA Securities, Inc. .............................................. 180,778 (177,272) — 3,506
Citadel Clearing LLC .............................................. 33,363 (32,379) — 984
Citigroup Global Markets, Inc. ........................................ 1,604,526 (1,565,917) — 38,609
Goldman Sachs & Co. LLC ......................................... 3,921,463 (3,489,490) — 431,973
HSBC Bank PLC ................................................ 176,030 (176,030) — —
J.P. Morgan Securities LLC ......................................... 211,925 (209,554) — 2,371
Morgan Stanley ................................................. 5,485,547 (5,330,644) — 154,903
National Financial Services LLC ...................................... 44,887 (44,887) — —
RBC Capital Markets LLC .......................................... 20,586 (20,543) — 43
Scotia Capital (USA), Inc. .......................................... 7,399,585 (6,585,310) — 814,275
SG Americas Securities LLC ........................................ 34,986 (33,569) — 1,417
UBS AG ...................................................... 2,433,165 (2,398,443) — 34,722
Wells Fargo Bank NA ............................................. 810,449 (808,355) — 2,094
$ 25,410,451 $ (23,880,979)
$ —
$ 1,529,472
a
U.S. Utilities
Barclays Bank PLC ............................................... 23,840,082 (23,840,082) — —
Goldman Sachs & Co. LLC ......................................... 665,748 (665,748) — —
J.P. Morgan Securities LLC ......................................... 31,728 (31,728) — —
Morgan Stanley ................................................. 23,165 (23,165) — —
State Street Bank & Trust Co. ........................................ 32,229 (32,229) — —
UBS AG ...................................................... 2,982,399 (2,982,399) — —
$ 27,575,351 $ (27,575,351)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of April 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to each Fund, except for the iShares Dow Jones U.S, iShares MSCI KLD 400 Social and iShares MSCI USA ESG Select ETFs, BFA is
entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
Dow Jones U.S. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20%
MSCI KLD 400 Social . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
MSCI USA ESG Select . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800%
Over $10 billion, up to and including $20 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4300
Over $20 billion, up to and including $30 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3800
Over $30 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3400
Over $40 billion, up to and including $50 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3300
Over $50 billion, up to and including $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.3100
Over $60 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2945

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended April 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended April 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended April 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Amounts
Dow Jones U.S. ..................................................................................................... $ 63,721
MSCI KLD 400 Social ................................................................................................. 85,203
MSCI USA ESG Select ................................................................................................ 104,263
U.S. Basic Materials .................................................................................................. 13,593
U.S. Consumer Discretionary ............................................................................................ 123,614
U.S. Consumer Staples ............................................................................................... 16,199
U.S. Energy ....................................................................................................... 52,534
U.S. Financial Services ................................................................................................ 43,216
U.S. Financials ..................................................................................................... 80,707
U.S. Healthcare ..................................................................................................... 58,909
U.S. Industrials ..................................................................................................... 31,575
U.S. Technology .................................................................................................... 159,820
U.S. Transportation .................................................................................................. 53,428
U.S. Utilities ....................................................................................................... 7,862
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Dow Jones U.S. ................................................................. $ 8,791,123  $ 5,568,316  $ (3,395,728)
MSCI KLD 400 Social ............................................................. 40,032,877  49,685,565  (7,539,092)
MSCI USA ESG Select ............................................................ 92,933,139  175,842,555  (32,504,648)
U.S. Basic Materials .............................................................. 26,546,286  96,608,412  (26,707,127)
U.S. Consumer Discretionary ........................................................ 59,832,401  81,403,403  (46,511,892)
U.S. Consumer Staples ........................................................... 40,677,696  33,145,266  (8,428,252)
U.S. Energy ................................................................... 141,646,442  98,857,866  (23,601,752)
U.S. Financial Services ............................................................ 7,428,759  5,800,735  (6,555,546)
U.S. Financials ................................................................. 90,880,390  82,233,544  (23,520,160)
U.S. Healthcare ................................................................. 25,496,701  22,022,721  (9,354,797)
U.S. Industrials ................................................................. 16,800,517  13,305,196  (10,405,979)
U.S. Technology ................................................................ 347,967,587  148,091,335  (72,965,341)
U.S. Transportation .............................................................. 34,838,273  28,410,292  (11,891,234)
U.S. Utilities ................................................................... 3,033,428  4,936,482  (291,683)
iShares ETF Purchases  Sales
Dow Jones U.S. ................................................................................... $ 54,676,862 $ 55,257,560
MSCI KLD 400 Social ............................................................................... 145,984,478 154,122,369
MSCI USA ESG Select .............................................................................. 609,420,533 611,083,530
U.S. Basic Materials ................................................................................ 267,099,218 266,926,948
U.S. Consumer Discretionary .......................................................................... 198,622,506 199,845,178
U.S. Consumer Staples ............................................................................. 94,421,287 91,112,461
U.S. Energy ..................................................................................... 257,258,012 303,839,551

Notes to Financial Statements
( continued)

Notes to Financial Statements
For the year ended April 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of April 30, 2023, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases  Sales
U.S. Financial Services .............................................................................. $ 57,521,524 $ 59,876,525
U.S. Financials ................................................................................... 271,389,242 270,412,059
U.S. Healthcare ................................................................................... 93,008,648 92,977,354
U.S. Industrials ................................................................................... 41,298,342 40,613,688
U.S. Technology .................................................................................. 801,155,887 808,491,238
U.S. Transportation ................................................................................ 112,202,983 113,994,143
U.S. Utilities ..................................................................................... 35,007,133 34,019,208
iShares ETF In-kind Purchases In-kind Sales
Dow Jones U.S. ................................................................................... $ 107,360,614  $ 111,909,380
MSCI KLD 400 Social ............................................................................... 471,355,285  529,879,781
MSCI USA ESG Select .............................................................................. 166,050,855  536,754,633
U.S. Basic Materials ................................................................................ 489,658,716  590,712,301
U.S. Consumer Discretionary .......................................................................... 259,490,369  374,257,324
U.S. Consumer Staples ............................................................................. 1,029,338,671  380,411,900
U.S. Energy ..................................................................................... 208,903,954  2,445,880,093
U.S. Financial Services .............................................................................. 247,979,968  966,531,848
U.S. Financials ................................................................................... 371,772,393  560,773,618
U.S. Healthcare ................................................................................... 739,577,856  389,634,608
U.S. Industrials ................................................................................... 351,474,211  427,230,426
U.S. Technology .................................................................................. 3,560,096,555  1,130,394,829
U.S. Transportation ................................................................................ 1,369,598,962  1,626,148,813
U.S. Utilities ..................................................................................... 317,983,363  262,761,134
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Dow Jones U.S. .................................................................................. $ 73,987,659  $ (73,987,659)
MSCI KLD 400 Social .............................................................................. 242,518,747  (242,518,747)
MSCI USA ESG Select ............................................................................. 117,079,595  (117,079,595)
U.S. Basic Materials ............................................................................... 11,954,840  (11,954,840)
U.S. Consumer Discretionary ......................................................................... 9,551,569  (9,551,569)
U.S. Consumer Staples ............................................................................ 65,908,207  (65,908,207)
U.S. Energy .................................................................................... 851,787,271  (851,787,271)
U.S. Financial Services ............................................................................. 51,663,871  (51,663,871)
U.S. Financials .................................................................................. 54,285,386  (54,285,386)
U.S. Healthcare .................................................................................. 131,838,187  (131,838,187)
U.S. Industrials .................................................................................. 61,010,932  (61,010,932)
U.S. Technology ................................................................................. 498,666,013  (498,666,013)
U.S. Transportation ............................................................................... (22,410,438) 22,410,438
U.S. Utilities .................................................................................... 42,097,265  (42,097,265)

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
The tax character of distributions paid was as follows:
As of April 30, 2023, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF
Year Ended
04/30/23
Year Ended
04/30/22
Dow Jones U.S.
Ordinary income .......................................................................................... $ 22,417,559  $ 18,957,187
MSCI KLD 400 Social
Ordinary income .......................................................................................... $ 50,565,891  $ 39,133,562
MSCI USA ESG Select
Ordinary income .......................................................................................... $ 50,432,428  $ 43,477,209
U.S. Basic Materials
Ordinary income .......................................................................................... $ 18,732,865  $ 13,985,668
U.S. Consumer Discretionary
Ordinary income .......................................................................................... $ 4,983,461  $ 5,634,523
U.S. Consumer Staples
Ordinary income .......................................................................................... $ 36,324,935  $ 13,054,119
U.S. Energy
Ordinary income .......................................................................................... $ 81,833,379  $ 92,818,427
U.S. Financial Services
Ordinary income .......................................................................................... $ 30,227,687  $ 34,305,475
U.S. Financials
Ordinary income .......................................................................................... $ 37,169,793  $ 33,553,578
U.S. Healthcare
Ordinary income .......................................................................................... $ 36,619,957  $ 29,723,391
U.S. Industrials
Ordinary income .......................................................................................... $ 12,823,027  $ 13,540,660
U.S. Technology
Ordinary income .......................................................................................... $ 41,892,148  $ 25,450,503
U.S. Transportation
Ordinary income .......................................................................................... $ 11,528,316  $ 14,205,923
U.S. Utilities
Ordinary income .......................................................................................... $ 24,453,499  $ 20,890,534
iShares ETF
Undistributed
Ordinary Income
Non-expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Dow Jones U.S. ..............................................
$ 1,076,529  $ (30,839,238) $ 666,389,845  $ 636,627,136
MSCI KLD 400 Social ..........................................
2,690,865  (91,800,344) 505,029,338  415,919,859
MSCI USA ESG Select .........................................
2,446,381  (179,223,100) 10,247,434  (166,529,285)
U.S. Basic Materials ...........................................
1,080,247  (198,446,653) (61,197,687) (258,564,093)
U.S. Consumer Discretionary .....................................
152,343  (149,227,126) (154,339,067) (303,413,850)
U.S. Consumer Staples ........................................
6,441,247  (48,544,041) 59,101,200  16,998,406
U.S. Energy ................................................
—  (331,961,361) 269,939,684  (62,021,677)
U.S. Financial Services .........................................
1,795,425  (99,709,694) (226,752,324) (324,666,593)
U.S. Financials ..............................................
3,173,902  (153,418,300) (197,462,553) (347,706,951)
U.S. Healthcare ..............................................
2,456,386  (94,696,127) 308,159,323  215,919,582
U.S. Industrials ..............................................
502,951  (98,298,834) (60,517,084) (158,312,967)
U.S. Technology .............................................
—  (257,358,718) 1,598,016,297  1,340,657,579
U.S. Transportation ...........................................
—  (111,822,593) (164,728,213) (276,550,806)
U.S. Utilities ................................................
—  (60,714,978) 10,011,090  (50,703,888)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income and the characterization of corporate actions.

Notes to Financial Statements
( continued)

Notes to Financial Statements
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of April 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dow Jones U.S. ............................................... $ 914,644,634  $ 747,191,472  $ (80,801,627) $ 666,389,845
MSCI KLD 400 Social ........................................... 3,046,071,498  710,484,052  (205,454,714) 505,029,338
MSCI USA ESG Select .......................................... 3,267,400,918  323,781,726  (313,534,292) 10,247,434
U.S. Basic Materials ............................................ 983,182,563  47,234,316  (108,432,003) (61,197,687)
U.S. Consumer Discretionary ...................................... 876,265,110  33,435,730  (187,774,797) (154,339,067)
U.S. Consumer Staples ......................................... 1,754,785,994  125,228,819  (66,127,619) 59,101,200
U.S. Energy ................................................. 1,296,120,479  319,370,412  (49,430,728) 269,939,684
U.S. Financial Services .......................................... 1,436,701,666  17,979,616  (244,731,940) (226,752,324)
U.S. Financials ............................................... 2,033,661,823  95,341,236  (292,803,789) (197,462,553)
U.S. Healthcare ............................................... 2,997,371,035  515,273,866  (207,114,543) 308,159,323
U.S. Industrials ............................................... 1,246,588,578  78,319,694  (138,836,778) (60,517,084)
U.S. Technology .............................................. 9,128,727,908  2,258,838,626  (660,822,329) 1,598,016,297
U.S. Transportation ............................................ 1,011,273,938  981,951  (165,710,164) (164,728,213)
U.S. Utilities ................................................. 1,019,344,589  56,990,895  (46,979,805) 10,011,090

Notes to Financial Statements
(continued)

2023
iShares Annual Report to Shareholders
the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
04/30/23
Year Ended
04/30/22
iShares ETF Shares  Amount  Shares  Amount
Dow Jones U.S.
Shares sold ............................................... 1,100,000  $ 107,689,293  950,000  $ 106,366,538
Shares redeemed ........................................... (1,150,000) (112,304,120) (900,000) (98,166,670)
(50,000) $ (4,614,827) 50,000  $ 8,199,868
MSCI KLD 400 Social
Shares sold ............................................... 6,350,000  $ 474,063,009  12,250,000  $ 1,063,484,498
Shares redeemed ........................................... (7,150,000) (533,168,669) (5,050,000) (430,417,509)
(800,000) $ (59,105,660) 7,200,000  $ 633,066,989
MSCI USA ESG Select
Shares sold ............................................... 1,950,000  $ 166,937,116  19,200,000  $ 1,922,860,020
Shares redeemed ........................................... (6,400,000) (539,631,789) (11,050,000) (1,096,380,553)
(4,450,000) $ (372,694,673) 8,150,000  $ 826,479,467
U.S. Basic Materials
Shares sold ............................................... 3,800,000  $ 491,041,308  9,000,000  $ 1,248,095,764
Shares redeemed ........................................... (4,800,000) (591,997,064) (6,950,000) (931,994,531)
(1,000,000) $ (100,955,756) 2,050,000  $ 316,101,233
U.S. Consumer Discretionary
Shares sold ............................................... 4,150,000  $ 259,930,616  11,850,000  $ 940,860,027
Shares redeemed ........................................... (6,150,000) (375,104,320) (19,300,000) (1,493,779,752)
(2,000,000) $ (115,173,704) (7,450,000) $ (552,919,725)
U.S. Consumer Staples
Shares sold ............................................... 5,200,000  $ 1,032,324,835  3,300,000  $ 644,584,135
Shares redeemed ........................................... (1,950,000) (381,565,781) (1,600,000) (298,647,407)
3,250,000  $ 650,759,054  1,700,000  $ 345,936,728

Notes to Financial Statements
( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
04/30/23
Year Ended
04/30/22
iShares ETF Shares Amount Shares Amount
U.S. Energy
Shares sold ............................................... 4,850,000  $ 213,444,323  46,850,000  $ 1,499,858,858
Shares redeemed ........................................... (58,950,000) (2,498,449,480) (37,500,000) (1,129,335,941)
(54,100,000) $ (2,285,005,157) 9,350,000  $ 370,522,917
U.S. Financial Services
Shares sold ............................................... 1,600,000  $ 249,836,623  6,200,000  $ 1,168,479,105
Shares redeemed ........................................... (6,250,000) (970,415,517) (2,700,000) (501,654,398)
(4,650,000) $ (720,578,894) 3,500,000  $ 666,824,707
U.S. Financials
Shares sold ............................................... 5,000,000  $ 374,275,199  17,000,000  $ 1,427,665,055
Shares redeemed ........................................... (7,700,000) (565,785,286) (18,650,000) (1,540,947,223)
(2,700,000) $ (191,510,087) (1,650,000) $ (113,282,168)
U.S. Healthcare
Shares sold ............................................... 2,700,000  $ 741,128,167  3,250,000  $ 931,265,158
Shares redeemed ........................................... (1,450,000) (390,484,900) (2,650,000) (741,219,461)
1,250,000  $ 350,643,267  600,000  $ 190,045,697
U.S. Industrials
Shares sold ............................................... 3,600,000  $ 352,415,178  5,050,000  $ 558,646,697
Shares redeemed ........................................... (4,600,000) (428,173,476) (7,650,000) (829,917,316)
(1,000,000) $ (75,758,298) (2,600,000) $ (271,270,619)
U.S. Technology
Shares sold ............................................... 45,200,000  $ 3,566,859,827  33,200,000  $ 3,442,394,913
Shares redeemed ........................................... (13,700,000) (1,132,254,321) (29,350,000) (2,982,849,174)
31,500,000  $ 2,434,605,506  3,850,000  $ 459,545,739
U.S. Transportation
Shares sold ............................................... 6,150,000  $ 1,374,660,180  6,900,000  $ 1,790,270,650
Shares redeemed ........................................... (7,300,000) (1,632,174,017) (10,000,000) (2,571,288,364)
(1,150,000) $ (257,513,837) (3,100,000) $ (781,017,714)
U.S. Utilities
Shares sold ............................................... 3,700,000  $ 319,041,354  1,700,000  $ 145,456,356
Shares redeemed ........................................... (3,050,000) (263,022,589) (550,000) (47,058,753)
650,000  $ 56,018,765  1,150,000  $ 98,397,603

Report of Independent Registered Public Accounting Firm

2023
iShares Annual Report to Shareholders
To the Board of Trustees of
iShares Trust and Shareholders of each of the fourteen funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (fourteen of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2023, the related statements of operations for the year ended April 30,
2023, the statements of changes in net assets for each of the two years in the period ended April 30, 2023, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2023 and each of the financial highlights for each of the five years in the period ended April 30, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of April 30, 2023 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 21, 2023
We have served as the auditor of one or more BlackRock investment companies since 2000.
    iShares Dow Jones U.S. ETF
    iShares MSCI KLD 400 Social ETF
    iShares MSCI USA ESG Select ETF
    iShares U.S. Basic Materials ETF
    iShares U.S. Consumer Discretionary ETF
    iShares U.S. Consumer Staples ETF
    iShares U.S. Energy ETF
    iShares U.S. Financial Services ETF
    iShares U.S. Financials ETF
    iShares U.S. Healthcare ETF
    iShares U.S. Industrials ETF
    iShares U.S. Technology ETF
    iShares U.S. Transportation ETF
    iShares U.S. Utilities ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2023:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2023:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2023 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
Dow Jones U.S. ...................................................................................................... $ 23,551,646
MSCI KLD 400 Social .................................................................................................. 54,975,727
MSCI USA ESG Select ................................................................................................. 54,522,877
U.S. Basic Materials ................................................................................................... 21,455,213
U.S. Consumer Discretionary ............................................................................................. 7,255,858
U.S. Consumer Staples ................................................................................................ 45,089,069
U.S. Energy ........................................................................................................ 89,334,678
U.S. Financial Services ................................................................................................. 33,747,347
U.S. Financials ...................................................................................................... 44,618,627
U.S. Healthcare ...................................................................................................... 48,575,098
U.S. Industrials ...................................................................................................... 17,211,056
U.S. Technology ..................................................................................................... 67,935,773
U.S. Transportation ................................................................................................... 14,396,138
U.S. Utilities ........................................................................................................ 27,331,171
iShares ETF
Qualified Business
Income
Dow Jones U.S. ...................................................................................................... $ 777,846
MSCI KLD 400 Social .................................................................................................. 1,833,384
MSCI USA ESG Select ................................................................................................. 1,519,593
U.S. Financials ...................................................................................................... 491,956
iShares ETF
Dividends-Received
Deduction
Dow Jones U.S. ...................................................................................................... 100.00%
MSCI KLD 400 Social .................................................................................................. 100.00
MSCI USA ESG Select ................................................................................................. 100.00
U.S. Basic Materials ................................................................................................... 87.37
U.S. Consumer Discretionary ............................................................................................. 100.00
U.S. Consumer Staples ................................................................................................ 100.00
U.S. Energy ........................................................................................................ 100.00
U.S. Financial Services ................................................................................................. 100.00
U.S. Financials ...................................................................................................... 100.00
U.S. Healthcare ...................................................................................................... 100.00
U.S. Industrials ...................................................................................................... 100.00
U.S. Technology ..................................................................................................... 100.00
U.S. Transportation ................................................................................................... 100.00
U.S. Utilities ........................................................................................................ 100.00

Statement Regarding Liquidity Risk Management Program
(unaudited)

2023
iShares Annual Report to Shareholders
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Dow Jones U.S. ETF, iShares MSCI KLD 400 Social ETF, iShares MSCI USA ESG Select ETF, iShares
U.S. Basic Materials ETF, iShares U.S. Consumer Discretionary ETF, iShares U.S. Consumer Staples ETF, iShares U.S. Energy ETF, iShares U.S. Financial Services ETF,
iShares U.S. Financials ETF, iShares U.S. Healthcare ETF, iShares U.S. Industrials ETF, iShares U.S. Technology ETF, iShares U.S. Transportation ETF and iShares U.S.
Utilities ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2022 (the “Meeting”) to review the Program. The Board previously appointed
BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly
Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”).  The Report covered the period from October 1, 2021 through
September 30, 2022 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays, the imposition of capital controls in certain non-U.S. countries, Russian sanctions and the closure of the Russian securities market.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a) The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the
Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.
b) Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size
(“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c) Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. The Committee also considered that ETFs generally do not engage in borrowing.
d) The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs. However, there were no ETFs with persistent deviations of fund premium/
discount or bid/ask spreads from long-term averages over the Program Reporting Period.
e) The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Supplemental Information
(unaudited)

Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
April 30, 2023
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Total Cumulative Distributions
for the Fiscal Year
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Dow Jones U.S.
(a)
.................. $ 1 .420905  $ —  $ 0 .015142  $ 1 .436047  99% — % 1% 100%
MSCI KLD 400 Social
(a)
............... 1 .040251  —  0 .005188  1 .045439  100 — —
(b)
100
MSCI USA ESG Select
(a)
.............. 1 .274461  —  0 .015254  1 .289715  99 — 1 100
U.S. Consumer Discretionary
(a)
.......... 0 .431092  —  0 .001451  0 .432543  100 — —
(b)
100
U.S. Consumer Staples .............. 4 .482183  —  —  4 .482183  100 — — 100
U.S. Energy ...................... 1 .618692  —  —  1 .618692  100 — — 100
U.S. Financials .................... 1 .389103  —  —  1 .389103  100 — — 100
U.S. Healthcare .................... 3 .206891  —  —  3 .206891  100 — — 100
U.S. Technology
(a)
.................. 0 .411289  —  0 .026608  0 .437897  94 — 6 100
U.S. Utilities
(a)
..................... 2 .086963  —  0 .000001  2 .086964  100 — —
(b)
100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.
(b)
Rounds to less than 1%.

Trustee and Officer Information
(unaudited)

2023
iShares Annual Report to Shareholders
The Board of Trustees has responsibility for the overall management and operations of the Funds, including general supervision of the duties performed by BFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each officer shall hold office until his or her successor is elected and qualifies or until his or her death, resignation or removal. Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust are referred to as independent trustees (“Independent Trustees”).
The registered investment companies advised by BFA or its affiliates (the “BlackRock-advised Funds”) are organized into one complex of open-end equity, multi-asset, index and money market funds and ETFs (the “BlackRock Multi-Asset Complex”), one complex of closed-end funds and open-end non-index fixed-income funds (including
ETFs) (the “BlackRock Fixed-Income Complex”) and one complex of ETFs (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the Exchange-Traded Fund Complex. Each Trustee also serves as a Director of iShares, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees all of the funds within the Exchange-Traded Fund Complex, which consists of 380 funds as of April 30, 2023. With the exception of Robert S. Kapito, Salim Ramji and Charles
Park, the address of each Trustee and officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito, Mr. Ramji and Mr. Park is
c/o BlackRock, Inc., 50 Hudson Yards, New York, NY 10001. The Board has designated John E. Kerrigan as its Independent Board Chair. Additional information about the
Funds’ Trustees and officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free
1-800-iShares (1-800-474-2737).
Interested Trustees
(a)
Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
(b)
Salim Ramji is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.
Independent Trustees
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Robert S. Kapito
(a)
(1957)
Trustee (since 2009). President, BlackRock, Inc. (since 2006); Vice Chairman of BlackRock, Inc. and
Head of BlackRock’s Portfolio Management Group (since its formation in 1998)
and BlackRock, Inc.’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes
Children’s Cancer Fund (since 2002).
Director of BlackRock, Inc. (since 2006); Director
of iShares, Inc. (since 2009); Trustee of iShares
U.S. ETF Trust (since 2011).
Salim Ramji
(b)
(1970)
Trustee (since 2019). Senior Managing Director, BlackRock, Inc. (since 2014); Global Head of
BlackRock’s ETF and Index Investments Business (since 2019); Head of
BlackRock’s U.S. Wealth Advisory Business (2015-2019); Global Head of
Corporate Strategy, BlackRock, Inc. (2014-2015); Senior Partner, McKinsey &
Company (2010-2014).
Director of iShares, Inc. (since 2019); Trustee of
iShares U.S. ETF Trust (since 2019).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
John E.
Kerrigan (1955)
Trustee (since 2005);
Independent Board Chair
(since 2022).
Chief Investment Officer, Santa Clara University (since 2002). Director of iShares, Inc. (since 2005); Trustee of iShares U.S. ETF Trust (since 2011);
Independent Board Chair of iShares, Inc. and
iShares U.S. ETF Trust (since 2022).
Jane D.
Carlin (1956)
Trustee (since 2015);
Risk Committee Chair
(since 2016).
Consultant (since 2012); Member of the Audit Committee (2012-2018), Chair of
the Nominating and Governance Committee (2017-2018) and Director of PHH
Corporation (mortgage solutions) (2012-2018); Managing Director and Global
Head of Financial Holding Company Governance & Assurance and the Global
Head of Operational Risk Management of Morgan Stanley (2006-2012).
Director of iShares, Inc. (since 2015); Trustee of
iShares U.S. ETF Trust (since 2015); Member
of the Audit Committee (since 2016), Chair of
the Audit Committee (since 2020) and Director
of The Hanover Insurance Group, Inc. (since
2016).
Richard L.
Fagnani (1954)
Trustee (since 2017);
Audit Committee Chair
(since 2019).
Partner, KPMG LLP (2002-2016); Director of One Generation Away (since 2021). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017).
Cecilia H.
Herbert (1949)
Trustee (since 2005);
Nominating and
Governance and Equity
Plus Committee Chairs
(since 2022).
Chair of the Finance Committee (since 2019) and Trustee and Member of the
Finance, Audit and Quality Committees of Stanford Health Care (since 2016);
Trustee of WNET, New York’s public media company (since 2011) and Member of the Audit Committee (since 2018), Investment Committee (since 2011) and
Personnel Committee (since 2022); Chair (1994-2005) and Member (1992-2021)
of the Investment Committee, Archdiocese of San Francisco; Trustee of Forward
Funds (14 portfolios) (2009-2018); Trustee of Salient MF Trust (4 portfolios) (2015-
2018); Director (1998-2013) and President (2007-2011) of the Board of Directors,
Catholic Charities CYO; Trustee (2002-2011) and Chair of the Finance and
Investment Committee (2006-2010) of the Thacher School; Director of the Senior
Center of Jackson Hole (since 2020); Director of the Jackson Hole Center for the
Arts (since 2021); Member of the Wyoming State Investment Funds Committee
(since 2022).
Director of iShares, Inc. (since 2005); Trustee of
iShares U.S. ETF Trust (since 2011).

Trustee and Officer Information
(unaudited) ( continued)

Trustee and Officer Information
Officers
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years Other Directorships Held by Trustee
Drew E.
Lawton (1959)
Trustee (since 2017);
15(c) Committee Chair
(since 2017).
Senior Managing Director of New York Life Insurance Company (2010-2015). Director of iShares, Inc. (since 2017); Trustee of
iShares U.S. ETF Trust (since 2017); Director of
Jackson Financial Inc. (since 2021).
John E.
Martinez (1961)
Trustee (since 2003);
Securities Lending
Committee Chair (since
2019).
Director of Real Estate Equity Exchange, Inc. (since 2005); Director of Cloudera
Foundation (2017-2020); and Director of Reading Partners (2012-2016).
Director of iShares, Inc. (since 2003); Trustee of
iShares U.S. ETF Trust (since 2011).
Madhav V.
Rajan (1964)
Trustee (since 2011);
Fixed Income Plus
Committee Chair (since
2019).
Dean, and George Pratt Shultz Professor of Accounting, University of Chicago
Booth School of Business (since 2017); Advisory Board Member (since 2016)
and Director (since 2020) of C.M. Capital Corporation; Chair of the Board for the
Center for Research in Security Prices, LLC (since 2020); Robert K. Jaedicke
Professor of Accounting, Stanford University Graduate School of Business
(2001-2017); Professor of Law (by courtesy), Stanford Law School (2005-2017);
Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford
University Graduate School of Business (2010-2016).
Director of iShares, Inc. (since 2011); Trustee of
iShares U.S. ETF Trust (since 2011).
Name (Year of Birth) Position(s)
Principal Occupation(s)
During Past 5 Years
Dominik
Rohé (1973)
President (since 2023). Managing Director, BlackRock, Inc. (since 2005); Head of Americas ETF and Index Investments (since 2023); Head of Latin America
(2019-2023).
Trent
Walker (1974)
Treasurer and Chief
Financial Officer (since
2020).
Managing Director, BlackRock, Inc. (since September 2019); Chief Financial Officer of iShares Delaware Trust Sponsor LLC,
BlackRock Funds, BlackRock Funds II, BlackRock Funds IV, BlackRock Funds V and BlackRock Funds VI (since 2021); Executive
Vice President of PIMCO (2016-2019); Senior Vice President of PIMCO (2008-2015); Treasurer (2013-2019) and Assistant Treasurer
(2007-2017) of PIMCO Funds, PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT,
PIMCO Managed Accounts Trust, 2 PIMCO-sponsored interval funds and 21 PIMCO-sponsored closed-end funds.
Charles
Park (1967)
Chief Compliance
Officer (since 2006).
Chief Compliance Officer of BlackRock Advisors, LLC and the BlackRock-advised Funds in the BlackRock Multi-Asset Complex and the BlackRock Fixed-Income Complex (since 2014); Chief Compliance Officer of BFA (since 2006).
Marisa
Rolland (1980)
Secretary (since 2022). Managing Director, BlackRock, Inc. (since 2023); Director, BlackRock, Inc. (2018-2022); Vice President, BlackRock, Inc.
(2010-2017).
Rachel
Aguirre (1982)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2018); Director, BlackRock, Inc. (2009-2018); Head of U.S. iShares Product (since
2022); Head of EII U.S. Product Engineering (since 2021); Co-Head of EII’s Americas Portfolio Engineering (2020-2021); Head of
Developed Markets Portfolio Engineering (2016-2019).
Jennifer
Hsui (1976)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2009); Co-Head of Index Equity (since 2022).
James
Mauro (1970)
Executive Vice President
(since 2022).
Managing Director, BlackRock, Inc. (since 2010); Head of Fixed Income Index Investments in the Americas and Head of San
Francisco Core Portfolio Management (since 2020).
Effective June 15, 2022, Marisa Rolland replaced Deepa Damre Smith as Secretary.
Effective March 30, 2023, Dominik Rohé replaced Armando Senra as President.
Independent Trustees (
continued
)

General Information

2023
iShares Annual Report to Shareholders
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com .
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report

Glossary of Terms Used in this Report
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-AR-401-0423
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, MSCI Inc., or S&P Dow Jones
Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.   Code of Ethics.

The registrant
has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics.
The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3.   Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the registrant’s audit committee are Richard L. Fagnani and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.   Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the fourteen series of the registrant for which the fiscal year-end is April 30, 2023 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)

Audit Fees
– The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $177,800 for the fiscal year ended
April 30, 2022
and $186,200 for the fiscal year ended April 30, 2023.

(b)

Audit-Related Fees
– There were no fees billed for the fiscal years end
ed April 30, 2022
and April 30, 2023 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and are not reported under (a) of this Item.

(c)

Tax Fees
– The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $135,800 for the fiscal year ended
April 30, 2022
and $135,800 for the fiscal year ended April 30, 2023. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d)

All Other Fees
– There were no other fees billed in each of the fiscal years end ed April 30, 2022 and April 30, 2023
for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)

(1) The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(2) There were no services described in (b) through (d) above that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Not Applicable

(g)

The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $135,800 for the fiscal year ended
April 30, 2022
and $135,800 for the fiscal year ended April 30, 2023.

(h)

The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i)

Not Applicable

(j)

Not Applicable

Item 5.   Audit Committee of Listed Registrants

(a)
The registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act of 1934 and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934.  The registrant’s audit committee members are Richard L. Fagnani, Cecilia H. Herbert and Madhav V. Rajan.

(b)     Not applicable.

Item 6.   Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                Not applicable to the registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

                Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Code of Ethics is not filed as an exhibit; please refer to Item 2.

(a) (2) Section 302 Certifications are attached.

      (a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable.

(a)

(4) Change in Registrant’s independent public accountant – Not Applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	June 21, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	June 21, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	June 21, 2023